                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]

         File No. 33-19589:

         Pre-Effective Amendment No.                                   [ ]

         Post-Effective Amendment No. 51                               [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [X]

         File No. 811-5447:

         Amendment No. 53                                              [X]

                        (Check appropriate box or boxes)

                AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
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               (Exact Name of Registrant as Specified in Charter)

                     4500 MAIN STREET, KANSAS CITY, MO 64111
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               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

         CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MO 64111
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                     (Name and Address of Agent for Service)

          Approximate Date of Proposed Public Offering: April 30, 2008

It is proposed that this filing will become effective (check appropriate box)

    [ ] immediately upon filing pursuant to paragraph (b)
    [X] on April 30, 2008, pursuant to paragraph (b)
    [ ] 60 days after filing pursuant to paragraph (a)(1)
    [ ] on (date),pursuant to paragraph (a)(1)
    [ ] 75 days after filing pursuant to paragraph (a)(2)
    [ ] on April 30, 2008 pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

April 30, 2008

AMERICAN CENTURY INVESTMENTS
PROSPECTUS

Disciplined Growth 130/30 Fund

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century Investment Services, Inc., Distributor

[american century investments logo and text logo ®]

     [GRAPHIC OF TRIANGLE]

     THIS SYMBOL IS USED THROUGHOUT THE BOOK
     TO HIGHLIGHT DEFINITIONS OF KEY INVESTMENT TERMS
     AND TO PROVIDE OTHER HELPFUL INFORMATION.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The managers use quantitative models to construct the portfolio of EQUITY
SECURITIES for the fund. The fund invests approximately 130% of its assets in
LONG POSITIONS, while 30% of its assets are sold to create SHORT POSITIONS. The proceeds from the securities sold short are used to fund the purchase of the additional 30% of long positions. The net investment exposure for the fund is a
100% long market exposure.

The portfolio managers buy, or take long positions in, equity securities that they have identified as the most attractive and take short positions in equity securities that they have identified as the least attractive using a multi-factor quantitative model in a two-step process. In the first step, the managers rank stocks using a stock selection model that focuses on growth potential and earnings sustainability. In the second step, the managers build a portfolio that provides the optimal balance between risk and expected return.

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    EQUITY SECURITIES INCLUDE COMMON STOCK, PREFERRED STOCK,
    AND EQUITY-EQUIVALENT SECURITIES, SUCH AS CONVERTIBLE SECURITIES,
    STOCK FUTURES CONTRACTS OR STOCK INDEX FUTURES CONTRACTS.

    [GRAPHIC OF TRIANGLE]

    A LONG POSITION ARISES WHEN THE FUND BUYS A SECURITY OUTRIGHT.

    [GRAPHIC OF TRIANGLE]

    A SHORT POSITION ARISES WHEN THE FUND SELLS A SECURITY IT DOES NOT OWN
    BUT HAS BORROWED IN ANTICIPATION THAT THE MARKET PRICE OF THE SECURITY
    WILL DECLINE. IF THE MARKET PRICE IN FACT DECLINES, THE FUND CAN REPLACE
    THE BORROWED SECURITY AT A LOWER PRICE AND CAPTURE THE VALUE
    REPRESENTED BY THE DIFFERENCE BETWEEN THE HIGHER SALE PRICE AND
    THE LOWER REPLACEMENT PRICE.

The fund's use of short selling as a primary investment strategy creates leverage in an attempt to increase returns.

The fund's principal risks include

*  STYLE RISK - If at any time the market is not favoring the fund's quantitative investment style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

*  SHORT SALES RISK - If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price.

*  LEVERAGE RISK - The fund's investment strategy utilizes leverage, which can increase market exposure and subject the fund to greater risk.

*  OVERWEIGHTING RISK - The fund may suffer losses because of general advances or declines in the prices of stocks in market sectors or industries in which the fund is overweighted.

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2

*  HIGH TURNOVER - The fund's PORTFOLIO TURNOVER may be high. This could result in relatively high commission costs, which could hurt the fund's performance, and capital gains tax liabilities for the fund's shareholders.

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   PORTFOLIO TURNOVER IS A MEASURE OF HOW FREQUENTLY A FUND BUYS
   AND SELLS PORTFOLIO SECURITIES.

*  BENCHMARK CORRELATION - The fund's performance will be tied to the performance of its benchmark, the Russell 1000® Growth Index. If the fund's benchmark goes down, it is likely that the fund's performance will go down.

*  GROWTH STOCKS - Investments in growth stocks may involve special risks and their prices may fluctuate more dramatically than the overall stock market.

*  MARKET RISK - The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

*  PRICE VOLATILITY - The value of the fund's shares may fluctuate significantly in the short term.

*  PRINCIPAL LOSS - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

A more detailed description of the fund's investment strategies and risks may be found under the heading OBJECTIVES, STRATEGIES AND RISKS, which begins on page
7.

   [GRAPHIC OF TRIANGLE]

   AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT
   INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
   CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

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3

FUND PERFORMANCE HISTORY

The fund's performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund's historical returns from year to year.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please visit americancentury.com.

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4

FEES AND EXPENSES

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund.

------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                       INVESTOR   INSTITUTIONAL  A         B         C         R
                       CLASS      CLASS          CLASS     CLASS     CLASS     CLASS
------------------------------------------------------------------------------------
Maximum Sales          None       None           5.75%     None      None      None
Charge (Load)
Imposed on
Purchases
  (as a percentage
  of offering price)
------------------------------------------------------------------------------------
Maximum                None       None           None(1)   5.00%(2)  1.00%(3)  None
Deferred Sales
Charge (Load)
  (as a percentage
  of the original
  offering price for
  B Class shares
  or the lower of
  the original
  offering price
  or redemption
  proceeds for A
  and C Class
  shares)
------------------------------------------------------------------------------------
Maximum Account        $25(4)     None           None      None      None      None
Maintenance Fee
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ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                                   OTHER EXPENSES
                                              ---------------------
                            DISTRIBUTION      DIVIDENDS               TOTAL ANNUAL
               MANAGEMENT   AND SERVICE       ON SHORT                FUND OPERATING
               FEE(5)       (12B-1) FEES(6)   SALES(7)     OTHER(8)   EXPENSES
------------------------------------------------------------------------------------
Investor       1.45%        None              0.50%        0.01%      1.96%
Class
------------------------------------------------------------------------------------
Institutional  1.25%        None              0.50%        0.01%      1.76%
Class
------------------------------------------------------------------------------------
A Class        1.45%        0.25%             0.50%        0.01%      2.21%
------------------------------------------------------------------------------------
B Class        1.45%        1.00%             0.50%        0.01%      2.96%
------------------------------------------------------------------------------------
C Class        1.45%        1.00%             0.50%        0.01%      2.96%
------------------------------------------------------------------------------------
R Class        1.45%        0.50%             0.50%        0.01%      2.46%
------------------------------------------------------------------------------------

(1)  INVESTMENTS OF $1 MILLION OR MORE IN A CLASS SHARES MAY BE SUBJECT TO
     A CONTINGENT DEFERRED SALES CHARGE OF 1.00% IF THE SHARES ARE REDEEMED
     WITHIN ONE YEAR OF THE DATE OF PURCHASE.

(2)  THE CHARGE IS 5.00% DURING THE FIRST YEAR AFTER PURCHASE, DECLINES
     OVER THE NEXT FIVE YEARS AS SHOWN ON PAGE 17, AND IS ELIMINATED AFTER SIX
     YEARS.

(3)  THE CHARGE IS 1.00% DURING THE FIRST YEAR AFTER PURCHASE AND IS
     ELIMINATED THEREAFTER.

(4)  APPLIES ONLY TO INVESTORS WHOSE TOTAL ELIGIBLE INVESTMENTS WITH
     AMERICAN CENTURY INVESTMENTS ARE LESS THAN $10,000. SEE Account Maintenance
     Fee UNDER Investing Directly with American Century Investments FOR MORE
     DETAILS.

(5)  THE FUND PAYS THE ADVISOR A SINGLE, UNIFIED MANAGEMENT FEE FOR
     ARRANGING ALL SERVICES NECESSARY FOR THE FUND TO OPERATE. THE FUND HAS A
     STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S UNIFIED MANAGEMENT FEE RATE
     GENERALLY DECREASES AS FUND ASSETS INCREASE AND INCREASES AS FUND ASSETS
     DECREASE. FOR MORE INFORMATION ABOUT THE UNIFIED MANAGEMENT FEE, SEE The
     Investment Advisor UNDER Management.

(6)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
     THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. THE FEE MAY BE USED TO COMPENSATE SUCH FINANCIAL
     INTERMEDIARIES FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES. FOR MORE
     INFORMATION, SEE Multiple Class Information AND Service, Distribution and
     Administrative Fees, PAGE 30.

(7)  DIVIDENDS ON SHORT SALES ARE THE DIVIDENDS PAID TO THE LENDERS OF THE
     BORROWED SECURITIES. BECAUSE THIS IS A NEW FUND, THIS NUMBER IS BASED ON AN
     ESTIMATE FOR THE CURRENT FISCAL YEAR AND MAY BE MORE OR LESS THAN ACTUAL
     EXPENSES. THE EXPENSE RELATING TO DIVIDENDS ON SHORT SALES WILL VARY
     DEPENDING ON WHETHER THE SECURITIES THE FUND SELLS SHORT PAY DIVIDENDS AND
     ON THE SIZE OF ANY SUCH DIVIDENDS.

(8)  OTHER EXPENSES INCLUDE THE FEES AND EXPENSES OF THE FUND'S INDEPENDENT
     DIRECTORS AND THEIR LEGAL COUNSEL, INTEREST, AND, IF APPLICABLE, ACQUIRED
     FUND FEES AND EXPENSES.

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5

EXAMPLE

The examples in the tables below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                                          1 YEAR                        3 YEARS
--------------------------------------------------------------------------------
Investor Class                            $199                          $616
--------------------------------------------------------------------------------
Institutional Class                       $179                          $555
--------------------------------------------------------------------------------
A Class                                   $787                          $1,227
--------------------------------------------------------------------------------
B Class                                   $700                          $1,217
--------------------------------------------------------------------------------
C Class                                   $300                          $917
--------------------------------------------------------------------------------
R Class                                   $250                          $768
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The table above reflects a deduction for charges payable upon redemption. You would pay the following expenses if you did not redeem your shares and thus did not incur such charges.

                                          1 YEAR                        3 YEARS
--------------------------------------------------------------------------------
Investor Class                            $199                          $616
--------------------------------------------------------------------------------
Institutional Class                       $179                          $555
--------------------------------------------------------------------------------
A Class                                   $787                          $1,227
--------------------------------------------------------------------------------
B Class                                   $300                          $917
--------------------------------------------------------------------------------
C Class                                   $300                          $917
--------------------------------------------------------------------------------
R Class                                   $250                          $768
--------------------------------------------------------------------------------

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6

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund invests primarily in large capitalization publicly traded U.S.
companies. The fund considers large capitalization companies to be those with a market capitalization greater than $2 billion.

To select stocks for purchase the portfolio managers use quantitative management techniques in a two-step process. In the first step, the portfolio managers rank stocks from most attractive to least attractive. This is determined using a stock selection model that focuses primarily on measures of a stock's growth potential and earnings sustainability. To measure growth, the managers use the rate of growth of a company's earnings and changes in its earnings estimates, as well as other factors. To measure earnings sustainability, the managers use factors such as changes in operating margins, among others.

In the second step, the managers use a technique called portfolio optimization.
In portfolio optimization, the managers use a quantitative model to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return.

The portfolio managers generally sell stocks from the long portion of the fund's portfolio when they believe:

*  a stock becomes less attractive relative to other stock opportunities;

*  a stock's risk parameters outweigh its return opportunity;

*  more attractive alternatives are identified; or

*  specific events alter a stock's prospects.

The portfolio managers take long positions in equity securities they have identified as the most attractive using the two-step process described above.
The managers take short positions in equity securities they have identified as the least attractive. Under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. The fund invests approximately 130% of its net assets in long positions, while 30% of its net assets are sold short. The proceeds from the securities sold short are used to fund the purchase of the additional 30% of the long positions. The net investment exposure for the fund is a 100% long market exposure. The portfolio managers believe that this investment strategy enables it to reflect positive and negative views on individual stocks more significantly than a long-only portfolio and provide a greater opportunity to outperform its benchmark. While the fund generally will hold long positions equal to approximately 130% of the fund's net assets and short positions equal to approximately 30% of the fund's net assets, the amount of the long and short positions held by the fund may vary over time depending on prevailing market conditions. The fund's long positions may range at any time from 110% to 150%
and the fund's short positions may range at any time from 10% to 50%.

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7

When the fund takes a long position, it purchases a stock outright. When the fund takes a short position, it sells at the current market price a stock it does not own but has borrowed in anticipation that the market price of the stock will decline. To complete, or close out, the short sale transaction, the fund buys the same stock in the market and returns it to the lender. The fund makes money when the market price of the borrowed stock goes down and the fund is able to replace it for less than it earned by selling it short. Conversely, if the price of the stock goes up after the sale, the fund will lose money because it will have to pay more to replace the borrowed stock than it received when it sold the stock short.

Under normal circumstances, the fund's security selection process may result in the managers taking long positions in a market sector or industry that is not offset, or not offset to the same extent, by corresponding short positions in the same market sector or industry, and vice versa. This may result in increased risk and opportunity for loss should the securities in a particular market sector or industry not perform as predicted by the fund's security selection process. The managers use a bottom-up approach in selecting securities, which may result in market sectors or industries being over- or underweighted. If the security selection process finds more attractive stocks than unattractive stocks within a market sector or industry, then the managers would tend to overweight that sector or industry. Conversely, if the security selection process finds more unattractive stocks than attractive stocks within a sector or industry, the managers would tend to underweight that sector or industry.

When the managers believe it is prudent, the fund may invest a portion of its assets in foreign securities and debt securities. The fund limits its purchase of debt securities to investment-grade obligations. Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the quantitative style used by the fund and/or the stocks contained in the fund's benchmark, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

The fund's performance will be tied to the performance of its benchmark, the
Russell 1000® Growth Index. If the fund's benchmark goes down, it is likely that the fund's performance will go down.

The fund's investment strategy may produce a high portfolio turnover rate, which may result in increased transaction costs that may reduce the fund's return and cause negative tax consequences to shareholders.

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8

Short sales involve the risk that the fund will incur a loss by subsequently buying a security at a higher price than the price at which the fund previously sold the security short. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to a lender of the security. In addition, because the fund's loss on a short sale stems from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a fund's loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero.

When the fund takes a short position, it borrows securities and then sells them, which effectively leverages the fund's assets. Leveraging the fund's investment portfolio may cause the fund to be more volatile because the use of leverage magnifies investment gains and losses of the fund. In addition, the use of leverage may cause the fund to sell portfolio securities at inopportune times in order to meet its obligations or segregation requirements.

Overweighting investments in certain U.S. market sectors or industries may cause the fund to suffer a loss related to advances or declines in the prices of stocks in those sectors or industries.

There is no guarantee that the investment techniques and risk analyses employed by the portfolio managers will produce the desired results. If the fund's long and short positions do not perform as anticipated by the portfolio managers, the fund's potential losses could exceed those of other mutual funds that hold only long stock portfolios.

Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and growth stock prices tend to fluctuate more dramatically than the overall stock market.

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The value of the fund's shares may fluctuate significantly in the short term.

At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

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9

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century Investments funds).

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The management fee is calculated daily and paid monthly in arrears. Out of the fund's fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The percentage rate used to calculate the management fee for each class of shares of the fund is determined daily using a two-component formula that takes into account (i) the daily net assets of the accounts managed by the advisor that are in the same broad investment category as the fund (the Category Fee)
and (ii) the assets of all funds in the American Century Investments family of funds (the Complex Fee). The statement of additional information contains detailed information about the calculation of the management fee.

The fund will pay the advisor a unified management fee calculated by adding the appropriate Investment Category and Complex Fees from the following schedules:

Investment Category Fee Schedule
--------------------------------------------------------------------------------
CATEGORY ASSETS                                                         FEE RATE
--------------------------------------------------------------------------------
First $1 billion                                                        1.3000%
--------------------------------------------------------------------------------
Next $5 billion                                                         1.2400%
--------------------------------------------------------------------------------
Next $15 billion                                                        1.1960%
--------------------------------------------------------------------------------
Next $25 billion                                                        1.1490%
--------------------------------------------------------------------------------
Next $50 billion                                                        1.1220%
--------------------------------------------------------------------------------
Next $150 billion                                                       1.1190%
--------------------------------------------------------------------------------
Thereafter                                                              1.1180%
--------------------------------------------------------------------------------

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10

                                  INVESTOR, A,
                                  B, C AND                      INSTITUTIONAL
                                  R CLASSES                     CLASS
COMPLEX ASSETS                    FEE RATE                      FEE RATE
--------------------------------------------------------------------------------
First $2.5 billion                0.3100%                       0.1100%
--------------------------------------------------------------------------------
Next $7.5 billion                 0.3000%                       0.1000%
--------------------------------------------------------------------------------
Next $15 billion                  0.2985%                       0.0985%
--------------------------------------------------------------------------------
Next $25 billion                  0.2970%                       0.0970%
--------------------------------------------------------------------------------
Next $25 billion                  0.2870%                       0.0870%
--------------------------------------------------------------------------------
Next $25 billion                  0.2800%                       0.0800%
--------------------------------------------------------------------------------
Next $25 billion                  0.2700%                       0.0700%
--------------------------------------------------------------------------------
Next $25 billion                  0.2650%                       0.0650%
--------------------------------------------------------------------------------
Next $25 billion                  0.2600%                       0.0600%
--------------------------------------------------------------------------------
Next $25 billion                  0.2550%                       0.0550%
--------------------------------------------------------------------------------
Thereafter                        0.2500%                       0.0500%
--------------------------------------------------------------------------------

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

WILLIAM MARTIN

Mr. Martin, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since its inception. He joined American
Century Investments in October 1989 and became a portfolio manager in April
1991. He has a bachelor's degree in economics from the University of Illinois.
He is a CFA charterholder.

KURT BORGWARDT

Mr. Borgwardt, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since its inception. He joined American
Century Investments in August 1990 and became a portfolio manager in March 1998.
He has a bachelor's degree in English literature from Stanford University and an
MBA with a specialization in finance from the University of Chicago. He is a CFA charterholder.

LYNETTE PANG

Ms. Pang, Portfolio Manager, has been a member of the team that manages the fund since its inception. She joined American Century Investments in July 1997 and became a portfolio manager in February 2006. She has a bachelor's degree in agricultural and managerial economics from the University of California, Davis.
She is a CFA charterholder.

BRIAN ERTLEY

Mr. Ertley, Portfolio Manager and Senior Quantitative Analyst, has been a member of the team that manages the fund since its inception. He joined American
Century Investments in June 1998 and became a portfolio manager in February
2006. He has a bachelor's degree in biochemistry from the University of
California at San Diego. He is a CFA charterholder.

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11

The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objective of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

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12

INVESTING DIRECTLY WITH AMERICAN CENTURY INVESTMENTS

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed under WAYS
TO MANAGE YOUR ACCOUNT when the account is opened. If you do not want these services, see CONDUCTING BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee. See
ACCOUNT MAINTENANCE FEE in this section. If you want to add online and telephone services later, you can complete a Full Services Option form.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century Investments fund, or
Institutional Class shares of the American Century Diversified Bond fund, in an
American Century Investments account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and April. If the value of those investments is less than $10,000 at that time, we will automatically redeem shares in one of your accounts to pay the $12.50 fee. Please note that you may incur tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all PERSONAL
ACCOUNTS (including American Century Investments brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

     [GRAPHIC OF TRIANGLE]

     PERSONAL ACCOUNTS INCLUDE INDIVIDUAL ACCOUNTS, JOINT ACCOUNTS,
     UGMA/UTMA ACCOUNTS, PERSONAL TRUSTS, COVERDELL EDUCATION SAVINGS
     ACCOUNTS, IRAS (INCLUDING TRADITIONAL, ROTH, ROLLOVER, SEP-, SARSEP-
     AND SIMPLE-IRAS), AND CERTAIN OTHER RETIREMENT ACCOUNTS. IF YOU HAVE
     ONLY BUSINESS, BUSINESS RETIREMENT, EMPLOYER-SPONSORED OR AMERICAN
     CENTURY INVESTMENTS BROKERAGE ACCOUNTS, YOU ARE CURRENTLY NOT SUBJECT
     TO THIS FEE, BUT YOU MAY BE SUBJECT TO OTHER FEES.

WIRE PURCHASES

CURRENT INVESTORS: If you would like to make a wire purchase into an existing account, your bank will need the following information. (To invest in a new fund, please call us first to set up the new account.)

*  American Century Investments' bank information: Commerce Bank N.A.,
   Routing No. 101000019, Account No. 2804918

*  Your American Century Investments account number and fund name

*  Your name

*  The contribution year (for IRAs only)

NEW INVESTORS: To make a wire purchase into a new account, please complete an application prior to wiring money.

------
13

WAYS TO MANAGE YOUR ACCOUNT

ONLINE
--------------------------------------------------------------------------------
americancentury.com

OPEN AN ACCOUNT: If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century Investments account.

EXCHANGE SHARES: Exchange shares from another American Century Investments account.

MAKE ADDITIONAL INVESTMENTS: Make an additional investment into an established
American Century Investments account if you have authorized us to invest from your bank account.

SELL SHARES*: Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

IN PERSON
--------------------------------------------------------------------------------
If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

* 4500 Main Street, Kansas City, Missouri - 8 a.m. to 5 p.m., Monday - Friday

* 4917 Town Center Drive, Leawood, Kansas - 8 a.m. to 5 p.m., Monday - Friday,
  8 a.m. to noon, Saturday

* 1665 Charleston Road, Mountain View, California - 8 a.m. to 5 p.m.,
  Monday - Friday

BY TELEPHONE
--------------------------------------------------------------------------------
INVESTOR SERVICES REPRESENTATIVE: 1-800-345-2021

INSTITUTIONAL SERVICE REPRESENTATIVE: 1-800-345-3533

BUSINESS, NOT-FOR-PROFIT AND EMPLOYER-SPONSORED RETIREMENT PLANS: 1-800-345-3533

AUTOMATED INFORMATION LINE: 1-800-345-8765

OPEN AN ACCOUNT: If you are a current investor, you can open an account by exchanging shares from another American Century Investments account.

EXCHANGE SHARES: Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS: Call or use our Automated Information Line if you
have authorized us to invest from your bank account. The Automated Information
Line is available only to Investor Class shareholders.

SELL SHARES: Call a Service Representative.

BY MAIL OR FAX
--------------------------------------------------------------------------------
P.O. Box 419200, Kansas City, MO 64141-6200 - Fax: 816-340-7962

OPEN AN ACCOUNT: Send a signed, completed application and check or money order payable to American Century Investments.

EXCHANGE SHARES: Send written instructions to exchange your shares from one
American Century Investments account to another.

MAKE ADDITIONAL INVESTMENTS: Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES: Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

AUTOMATICALLY
--------------------------------------------------------------------------------
OPEN AN ACCOUNT: Not available.

EXCHANGE SHARES: Send written instructions to set up an automatic exchange of your shares from one American Century Investments account to another.

MAKE ADDITIONAL INVESTMENTS: With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $50 per month per account.

SELL SHARES: You may sell shares automatically by establishing Check-A-Month or
Automatic Redemption plans.

SEE ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT FOR MORE INFORMATION ABOUT
INVESTING WITH US.

------
14

INVESTING THROUGH A FINANCIAL INTERMEDIARY

The fund's A, C and R Classes are intended for purchase by participants in employer-sponsored retirement plans. Additionally, the fund's A, B and C Classes are intended for persons purchasing shares through FINANCIAL INTERMEDIARIES that provide various administrative and distribution services. For more information regarding employer-sponsored retirement plan types, please see BUYING AND
SELLING FUND SHARES in the statement of additional information.

     [GRAPHIC OF TRIANGLE]

     FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS,
     INSURANCE COMPANIES, PLAN SPONSORS AND FINANCIAL PROFESSIONALS.

Although each class of shares represents an interest in the same fund, each has a different cost structure, as described below. Which class is right for you depends on many factors, including how long you plan to hold the shares, how much you plan to invest, the fee structure of each class, and how you wish to compensate your financial professional for the services provided to you. Your financial professional can help you choose the option that is most appropriate.

The following table provides a summary description of these classes.

A CLASS                                      B CLASS
--------------------------------------------------------------------------------
Initial sales charge(1)                      No initial sales charge
--------------------------------------------------------------------------------
Generally no contingent                      Contingent deferred sales charge
deferred sales charge(2)                     on redemptions within six years
--------------------------------------------------------------------------------
12b-1 fee of 0.25%                           12b-1 fee of 1.00%
--------------------------------------------------------------------------------
No conversion feature                        Convert to A Class shares eight
                                             years after purchase
--------------------------------------------------------------------------------
Generally more appropriate                   Purchases generally limited to
for long-term investors                      investors whose aggregate
                                             investments in American Century
                                             Investments funds are less than
                                             $50,000; generally offered through
                                             financial intermediaries(3)
--------------------------------------------------------------------------------

C CLASS                                     R CLASS
--------------------------------------------------------------------------------
No initial sales charge                     No initial sales charge
--------------------------------------------------------------------------------
Contingent deferred sales charge            No contingent deferred sales charge
on redemptions within 12 months
--------------------------------------------------------------------------------
12b-1 fee of 1.00%                          12b-1 fee of 0.50%
--------------------------------------------------------------------------------
No conversion feature                       No conversion feature
--------------------------------------------------------------------------------
Purchases generally limited to investors    Generally offered through employer-
whose aggregate investments in              sponsored retirement plans and
American Century Investments funds          other fee-based arrangements(4)
are less than $1,000,000; generally
more appropriate for short-term investors
--------------------------------------------------------------------------------

(1)  THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF
     YOUR INVESTMENT, AND MAY BE WAIVED FOR SOME PURCHASES. THERE IS NO SALES
     CHARGE FOR PURCHASES OF $1,000,000 OR MORE.

(2)  A CONTINGENT DEFERRED SALES CHARGE (CDSC) OF 1.00% WILL BE CHARGED ON
     CERTAIN PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN ONE YEAR
     OF PURCHASE.

(3)  THIS CLASS IS NOT AVAILABLE FOR EMPLOYER-SPONSORED RETIREMENT PLAN
     ACCOUNTS.

(4)  THE R CLASS IS AVAILABLE FOR EMPLOYER-SPONSORED RETIREMENT PLANS ONLY.

------
15

CALCULATION OF SALES CHARGES

The information regarding sales charges provided herein is included free of charge and in a clear and prominent format at americancentury.com in the
INVESTORS USING ADVISORS and INVESTMENT PROFESSIONALS portions of the Web site.
From the description of A, B or C Class shares, a hyperlink will take you directly to this disclosure.

A Class

A Class shares are sold at their offering price, which is net asset value plus an initial sales charge. This sales charge varies depending on the amount of your investment, and is deducted from your purchase before it is invested. The sales charges and the amounts paid to your financial professional are:

                                           SALES CHARGE     AMOUNT PAID TO
                          SALES CHARGE     AS A % OF        FINANCIAL ADVISOR
                          AS A % OF        NET AMOUNT       AS A % OF
PURCHASE AMOUNT           OFFERING PRICE   INVESTED         OFFERING PRICE
--------------------------------------------------------------------------------
Less than $50,000         5.75%            6.10%            5.00%
--------------------------------------------------------------------------------
$50,000 - $99,999         4.75%            4.99%            4.00%
--------------------------------------------------------------------------------
$100,000 - $249,999       3.75%            3.90%            3.25%
--------------------------------------------------------------------------------
$250,000 - $499,999       2.50%            2.56%            2.00%
--------------------------------------------------------------------------------
$500,000 - $999,999       2.00%            2.04%            1.75%
--------------------------------------------------------------------------------
$1,000,000 - $3,999,999   0.00%            0.00%            1.00%(1)
--------------------------------------------------------------------------------
$4,000,000 - $9,999,999   0.00%            0.00%            0.50%(1)
--------------------------------------------------------------------------------
$10,000,000 or more       0.00%            0.00%            0.25%(1)
--------------------------------------------------------------------------------

(1)  FOR PURCHASES OVER $1,000,000 BY EMPLOYER-SPONSORED RETIREMENT PLANS,
     NO UPFRONT AMOUNT WILL BE PAID TO FINANCIAL PROFESSIONALS.

There is no front-end sales charge for purchases of $1,000,000 or more, but if you redeem your shares within one year of purchase you will pay a 1.00% deferred sales charge, subject to the exceptions listed below. No sales charge applies to reinvested dividends.

Reductions and Waivers of Sales Charges for A Class

You may qualify for a reduction or waiver of certain sales charges, but you or your financial professional must provide certain information, including the account numbers of any accounts to be aggregated, to American Century
Investments at the time of purchase in order to take advantage of such reduction or waiver. If you hold assets among multiple intermediaries, it is your responsibility to inform your intermediary and/or American Century Investments at the time of purchase, of any accounts to be aggregated.

You and your immediate family (your spouse and your children under the age of
21) may combine investments in any share class of any American Century
Investments fund (excluding 529 account assets and certain assets in money market accounts) to reduce your A Class sales charge in the following ways:

ACCOUNT AGGREGATION. Investments made by you and your immediate family may be aggregated at each account's current market value if made for your own account(s) and/or certain other accounts, such as:

*  Certain trust accounts

*  Solely controlled business accounts

*  Single-participant retirement plans

*  Endowments or foundations established and controlled by you or an immediate family member

------
16

For purposes of aggregation, only investments made through individual-level accounts may be combined. Assets held in multiple participant employer-sponsored retirement plans may be aggregated at a plan level.

CONCURRENT PURCHASES. You may combine simultaneous purchases in any share class of any American Century Investments fund to qualify for a reduced A Class sales charge.

RIGHTS OF ACCUMULATION. You may take into account the current value of your existing holdings, less any commissionable shares in the money market funds, in any share class of any American Century Investments fund to qualify for a reduced A Class sales charge.

LETTER OF INTENT. A Letter of Intent allows you to combine all non-money market fund purchases of any share class of any American Century Investments fund you intend to make over a 13-month period to determine the applicable sales charge.
At your request, existing holdings may be combined with new purchases and sales charge amounts may be adjusted for purchases made within 90 days prior to our receipt of the Letter of Intent. Capital appreciation, capital gains and reinvested dividends earned during the Letter of Intent period do not apply toward its completion. A portion of your account will be held in escrow to cover additional A Class sales charges that will be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

WAIVERS FOR CERTAIN INVESTORS. The sales charge on A Class shares may be waived for:

*  Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having selling agreements with the advisor or distributor

*  Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with American Century Investments

*  Present or former officers, directors and employees (and their families)
   of American Century Investments

*  Employer-sponsored retirement plan purchases. For plans under $1 million in assets, purchases with sales charges are allowed, but may be subject to the retirement plan recordkeeper's policies. Refer to BUYING AND SELLING FUND
   SHARES in the statement of additional information

*  IRA Rollovers from any American Century Investments fund held in an employer-sponsored retirement plan

*  Certain other investors as deemed appropriate by American Century
   Investments

B Class

B Class shares are sold at their net asset value without an initial sales charge. For sales of B Class shares, the amount paid to your financial professional is 4.00% of the amount invested. If you redeem your shares within six years of purchase date, you will pay a contingent deferred sales charge
(CDSC) as set forth below. The purpose of the CDSC is to permit the fund's distributor to recoup all or a portion of the up-front payment made to your financial professional. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

REDEMPTION DURING                         CDSC AS A % OF ORIGINAL PURCHASE PRICE
--------------------------------------------------------------------------------
1st year                                  5.00%
--------------------------------------------------------------------------------
2nd year                                  4.00%
--------------------------------------------------------------------------------
3rd year                                  3.00%
--------------------------------------------------------------------------------
4th year                                  3.00%
--------------------------------------------------------------------------------
5th year                                  2.00%
--------------------------------------------------------------------------------
6th year                                  1.00%
--------------------------------------------------------------------------------
After 6th year                            None
--------------------------------------------------------------------------------

------
17

B Class shares (which carry a 1.00% 12b-1 fee) will automatically convert to A
Class shares (which carry a 0.25% 12b-1 fee) within 31 days after the eight-year anniversary of the purchase date.

American Century Investments generally limits purchases of B Class shares to investors whose aggregate investments in American Century Investments funds are less than $50,000. However, it is your responsibility to inform your financial intermediary and/or American Century Investments at the time of purchase of any accounts to be aggregated, including investments in any share class of any
American Century Investments fund (excluding 529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of 21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

C Class

C Class shares are sold at their net asset value without an initial sales charge. For sales of C Class shares, the amount paid to your financial professional is 1.00% of the amount invested. If you redeem your shares within
12 months of purchase, you will pay a CDSC of 1.00% of the original purchase price or the current market value at redemption, whichever is less. The purpose of the CDSC is to permit the fund's distributor to recoup all or a portion of the up-front payment made to your financial professional. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

American Century Investments generally limits purchases of C Class shares to investors whose aggregate investments in American Century Investments funds are less than $1,000,000. However, it is your responsibility to inform your financial intermediary and/or American Century Investments at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century Investments fund (excluding 529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of 21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

CDSC WAIVERS

Any applicable CDSC may be waived in the following cases:

*  redemptions through systematic withdrawal plans not exceeding annually:

   *  12% of the lesser of the original purchase cost or current market value for A Class shares

   *  12% of the original purchase cost for B Class shares

   *  12% of the lesser of the original purchase cost or current market value for C Class shares

------
18

*  distributions from IRAs due to attainment of age 59-1/2 for A Class shares and for C Class shares

*  required minimum distributions from retirement accounts upon reaching age
   70-1/2

*  tax-free returns of excess contributions to IRAs

*  redemptions due to death or post-purchase disability

*  exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period

*  IRA Rollovers from any American Century Investments fund held in an employer-sponsored retirement plan, for A Class shares only

*  if no broker was compensated for the sale

REINSTATEMENT PRIVILEGE

Within 90 days of a redemption of any A or B Class shares, you may reinvest all of the redemption proceeds in A Class shares of any American Century Investments fund at the then-current net asset value without paying an initial sales charge.
At your request, any CDSC you paid on an A Class redemption that you are reinvesting will be credited to your account. You or your financial professional must notify the fund's transfer agent in writing at the time of the reinvestment to take advantage of this privilege, and you may use it only once per account.
This privilege applies only if the new account is owned by the original account owner.

EXCHANGING SHARES

You may exchange shares of the fund for shares of the same class of another
American Century Investments fund without a sales charge if you meet the following criteria:

*  The exchange is for a minimum of $100

*  For an exchange that opens a new account, the amount of the exchange must meet or exceed the minimum account size requirement for the fund receiving the exchange

For purposes of computing any applicable CDSC on shares that have been exchanged, the holding period will begin as of the date of purchase of the original fund owned. Exchanges from a money market fund are subject to a sales charge on the fund being purchased, unless the money market fund shares were acquired by exchange from a fund with a sales charge or by reinvestment of dividends or capital gains distributions.

EXCHANGES BETWEEN FUNDS (C CLASS)

You may exchange C Class shares of a fund for C Class shares of any other
American Century Investments fund. You may not exchange from the C Class to any other class. We will not charge a CDSC on the shares you exchange, regardless of the length of time you have owned them. When you do redeem shares that have been exchanged, the CDSC will be based on the date you purchased the original shares.

------
19

BUYING AND SELLING SHARES

Your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of the financial intermediary through which you do business.
Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

*  trading restrictions

In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Those charges are retained by the financial intermediary and are not shared with American Century Investments or the fund.
Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and statement of additional information are available from your financial intermediary or plan sponsor.

The fund has authorized certain financial intermediaries to accept orders on the fund's behalf. American Century Investments has selling agreements with these financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders.
Orders must be received by the financial intermediary on the fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century Investments and paid for in accordance with the selling agreement, they will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.

SEE ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT FOR MORE INFORMATION ABOUT
INVESTING WITH US.

------
20

ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT

ELIGIBILITY FOR INVESTOR CLASS SHARES

The fund's Investor Class shares are available for purchase through financial intermediaries in the following types of accounts:

*  employer-sponsored retirement plans

*  broker-dealer sponsored fee-based wrap programs or other fee-based advisory accounts

*  insurance products and bank/trust products where fees are being charged

The fund's Investor Class shares also are available for purchase directly from
American Century Investments by:

*  shareholders who held any account directly with American Century
   Investments as of September 28, 2007, and have continuously maintained such account (this includes anyone listed in the registration of an account, such as joint owners, trustees or custodians, and the immediate family members of such persons)

*  current or retired employees of American Century Investments and their immediate family members, and directors of the fund

Investors may be required to demonstrate eligibility to purchase Investor Class shares of the fund before an investment is accepted. The fund reserves the right, when in the judgment of American Century Investments it is not adverse to the fund's interest, to permit all or only certain types of investors to open new accounts in the fund, to impose further restrictions, or to close the fund to any additional investments, all without notice.

MINIMUM INITIAL INVESTMENT AMOUNTS (OTHER THAN INSTITUTIONAL CLASS)

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. See
INVESTING THROUGH A FINANCIAL INTERMEDIARY for more information.

--------------------------------------------------------------------------------
Broker-dealer sponsored wrap program                                  No minimum
accounts and/or fee-based accounts
--------------------------------------------------------------------------------
Coverdell Education Savings Account (CESA)                            $2,000(1)
--------------------------------------------------------------------------------
Employer-sponsored retirement plans                                   No minimum
--------------------------------------------------------------------------------

(1)  THE MINIMUM INITIAL INVESTMENT FOR FINANCIAL INTERMEDIARIES IS $250.
     FINANCIAL INTERMEDIARIES MAY HAVE DIFFERENT MINIMUMS FOR THEIR CLIENTS.

SUBSEQUENT PURCHASES

There is a $50 minimum for subsequent purchases. See WAYS TO MANAGE YOUR ACCOUNT for more information about making additional investments directly with American
Century Investments. However, there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries may require their clients to meet different subsequent purchase requirements.

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The Institutional Class shares are made available for purchase by individuals and large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the fund's minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

------
21

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum initial investment amount is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, this requirement may be met if your financial intermediary aggregates your investments with those of other clients into a single group, or omnibus, account that meets the minimum. The minimum investment requirement may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations), or in other situations as determined by American Century Investments. In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

REDEMPTIONS

If you sell B, C or, in certain cases, A Class shares, you may pay a sales charge, depending on how long you have held your shares, as described above.
Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

    [GRAPHIC OF TRIANGLE]

    A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century
Investments, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a 15-day holding period before we will transfer or wire redemption proceeds to your bank. Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

------
22

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN ACCOUNTS BELOW MINIMUM

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, American Century
Investments reserves the right to redeem the shares in the account and send the proceeds to your address of record. Prior to doing so, we will notify you and give you 90 days to meet the minimum. Please note that shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period. You also may incur tax liability as a result of the redemption. For
Institutional Class shares, we reserve the right to convert your shares to
Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

SIGNATURE GUARANTEES

A signature guarantee - which is different from a notarized signature - is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions.

*  You have chosen to conduct business in writing only and would like to redeem over $100,000.

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners.

*  Your redemption proceeds or distribution amount is sent by EFT (ACH or wire) to a destination other than your personal bank account.

*  You are transferring ownership of an account over $100,000.

*  You change your address and request a redemption over $100,000 within 15 days.

*  You change your bank information and request a redemption within 15 days.

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

------
23

Because of the potentially harmful effects of abusive trading practices, the fund's Board of Directors has approved American Century Investments' abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American Century Investments uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with American Century Investments. They may change from time to time as determined by American Century Investments in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, for shares held directly with American Century Investments, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

* within seven days of the purchase, or

* within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century
Investments reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In addition, American Century Investments reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American Century Investments' policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century Investments handles, there can be no assurance that American Century Investments' efforts will identify all trades or trading practices that may be considered abusive. American Century Investments monitors aggregate trades placed in omnibus accounts and works with financial intermediaries to identify shareholders engaging in abusive trading practices and impose restrictions to discourage such practices. Because American Century
Investments relies on financial intermediaries to provide information and impose restrictions, our ability to monitor and discourage abusive trading practices in omnibus accounts may be dependent upon the intermediaries' timely performance of such duties.

------
24

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century Investments and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser.
In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please call us or your financial professional. For American Century
Investments brokerage accounts, please call 1-888-345-2071.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

------
25

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century Investments will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of the fund as of the close of regular trading (usually 4 p.m.
Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV. The fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System
(Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined in good faith by the fund's board or its designee, in accordance with procedures adopted by the fund's board. Circumstances that may cause the fund to use alternate procedures to value a security include, but are not limited to:

*  if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

*  a debt security has been declared in default; or

*  trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC
(known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

------
26

Securities and other assets quoted in foreign currencies are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as CAPITAL GAINS realized by the fund on the sale of its investment securities.

    [GRAPHIC OF TRIANGLE]

    CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS,
    SUCH AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The fund pays distributions of substantially all of its income, if any, on a semiannual basis in June and December. Distributions from realized capital gains are paid twice a year, usually in March and December. It may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.
Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century Investments account, to your bank electronically, or to your home address or to another person or address by check.

------
27

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or employer-sponsored retirement plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income, such as dividends and interest earned by the fund from its investments, or capital gains generated by the fund from the sale of its investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case they are taxed as long-term capital gains.

    [GRAPHIC OF TRIANGLE]

    QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A
    FUND FROM THE STOCK OF A DOMESTIC OR QUALIFYING FOREIGN
    CORPORATION, PROVIDED THAT THE FUND HAS HELD THE STOCK
    FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                        TAX RATE FOR 10%      TAX RATE FOR
TYPE OF DISTRIBUTION                    AND 15% BRACKETS      ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains                Ordinary income       Ordinary income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income           5%                    15%
--------------------------------------------------------------------------------

If the fund's distributions exceed its taxable income and capital gains realized during the tax year, all or a portion of the distributions made by the fund in that tax year will be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.

------
28

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century
Investments or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions - including exchanges to other American Century Investments funds - are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares.
Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

------
29

MULTIPLE CLASS INFORMATION

American Century Investments offers the following classes of shares of the fund:
Investor Class, Institutional Class, A Class, B Class, C Class and R Class.

The classes have different fees, expenses and/or minimum investment requirements. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services.
It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services from the advisor as shareholders of the other classes. As a result, the advisor is able to charge this class a lower unified management fee. Different fees and expenses will affect performance.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund and (f) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class, except the Investor Class and Institutional Class, offered by this prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class, 1.00% for B and C Classes and 0.50% for R
Class to the distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available.
Because these fees may be used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The higher fees for B and C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see MULTIPLE CLASS STRUCTURE in the statement of additional information.

------
30

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century
Investments' transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund's distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries' distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

------
31

NOTES

------
32

NOTES

------
33

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, online at americancentury.com, by contacting American Century Investments at the addresses or telephone numbers listed below or by contacting your financial intermediary.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON              SEC Public Reference Room
                       Washington, D.C.
                       Call 202-942-8090 for location and hours.

ON THE INTERNET        * EDGAR database at sec.gov
                       * By email request at publicinfo@sec.gov

BY MAIL                SEC Public Reference Section
                       Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                             FUND CODE                      TICKER
--------------------------------------------------------------------------------
Disciplined Growth 130/30 Fund
  Investor Class                           991                            N/A
--------------------------------------------------------------------------------
  Institutional Class                      491                            N/A
--------------------------------------------------------------------------------
  A Class                                  791                            N/A
--------------------------------------------------------------------------------
  B Class                                  391                            N/A
--------------------------------------------------------------------------------
  C Class                                  691                            N/A
--------------------------------------------------------------------------------
  R Class                                  891                            N/A
--------------------------------------------------------------------------------

Investment Company Act File No. 811-5447

AMERICAN CENTURY INVESTMENTS
americancentury.com
                                   Banks and Trust Companies, Broker-Dealers,
Self-Directed Retail Investors     Financial Professionals, Insurance Companies
P.O. Box 419200                    P.O. Box 419786
Kansas City, Missouri 64141-6200   Kansas City, Missouri 64141-6786
1-800-345-2021 or 816-531-5575     1-800-345-6488

0804
SH-PRS-58676

April 30, 2008

AMERICAN CENTURY INVESTMENTS
PROSPECTUS

Equity Growth 130/30 Fund

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century Investment Services, Inc., Distributor

[american century investments logo and text logo ®]

   [GRAPHIC OF TRIANGLE]

   THIS SYMBOL IS USED THROUGHOUT THE BOOK
   TO HIGHLIGHT DEFINITIONS OF KEY INVESTMENT
   TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The managers use quantitative models to construct the portfolio of EQUITY
SECURITIES for the fund. The fund invests approximately 130% of its assets in
LONG POSITIONS, while 30% of its assets are sold to create SHORT POSITIONS. The proceeds from the securities sold short are used to fund the purchase of the additional 30% of long positions. The net investment exposure for the fund is a
100% long market exposure.

The portfolio managers buy, or take long positions in, equity securities that they have identified as the most attractive and take short positions in equity securities that they have identified as the least attractive using a multi-factor quantitative model in a two-step process. In the first step, the managers rank stocks using a stock selection model that measures both a stock's value and its growth potential. In the second step, the managers build a portfolio that provides the optimal balance between risk and expected return.

   [GRAPHIC OF TRIANGLE]

   EQUITY SECURITIES INCLUDE COMMON STOCK, PREFERRED STOCK,
   AND EQUITY-EQUIVALENT SECURITIES, SUCH AS CONVERTIBLE SECURITIES,
   STOCK FUTURES CONTRACTS OR STOCK INDEX FUTURES CONTRACTS.

   [GRAPHIC OF TRIANGLE]

   A LONG POSITION ARISES WHEN THE FUND BUYS A SECURITY OUTRIGHT.

   [GRAPHIC OF TRIANGLE]

   A SHORT POSITION ARISES WHEN THE FUND SELLS A SECURITY IT DOES NOT
   OWN BUT HAS BORROWED IN ANTICIPATION THAT THE MARKET PRICE OF THE
   SECURITY WILL DECLINE. IF THE MARKET PRICE IN FACT DECLINES, THE FUND CAN
   REPLACE THE BORROWED SECURITY AT A LOWER PRICE AND CAPTURE THE VALUE
   REPRESENTED BY THE DIFFERENCE BETWEEN THE HIGHER SALE PRICE AND THE
   LOWER REPLACEMENT PRICE.

The fund's use of short selling as a primary investment strategy creates leverage in an attempt to increase returns.

The fund's principal risks include

*  STYLE RISK - If at any time the market is not favoring the fund's quantitative investment style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

*  SHORT SALES RISK - If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price.

*  LEVERAGE RISK - The fund's investment strategy utilizes leverage, which can increase market exposure and subject the fund to greater risk.

------
2

*  OVERWEIGHTING RISK - The fund may suffer losses because of general advances or declines in the prices of stocks in market sectors or industries in which the fund is overweighted.

*  HIGH TURNOVER - The fund's PORTFOLIO TURNOVER may be high. This could result in relatively high commission costs, which could hurt the fund's performance, and capital gains tax liabilities for the fund's shareholders.

   [GRAPHIC OF TRIANGLE]

   PORTFOLIO TURNOVER IS A MEASURE OF HOW FREQUENTLY A FUND BUYS
   AND SELLS PORTFOLIO SECURITIES.

*  BENCHMARK CORRELATION - The fund's performance will be tied to the performance of its benchmark, the S&P 500® Index. If the fund's benchmark goes down, it is likely that the fund's performance will go down.

*  MARKET RISK - The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

*  PRICE VOLATILITY - The value of the fund's shares may fluctuate significantly in the short term.

*  PRINCIPAL LOSS - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

A more detailed description of the fund's investment strategies and risks may be found under the heading OBJECTIVES, STRATEGIES AND RISKS, which begins on page
7.

   [GRAPHIC OF TRIANGLE]

   AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT
   INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
   CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

------
3

FUND PERFORMANCE HISTORY

The fund's performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund's historical returns from year to year.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please visit americancentury.com.

------
4

FEES AND EXPENSES

The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund.

----------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                      INVESTOR  INSTITUTIONAL   A        B         C         R
                      CLASS     CLASS           CLASS    CLASS     CLASS     CLASS
----------------------------------------------------------------------------------
Maximum Sales         None      None            5.75%    None      None      None
Charge (Load)
Imposed on
Purchases
  (as a percentage
  of offering price)
----------------------------------------------------------------------------------
Maximum               None      None            None(1)  5.00%(2)  1.00%(3)  None
Deferred Sales
Charge (Load)
  (as a percentage
  of the original
  offering price for
  B Class shares
  or the lower of
  the original
  offering price
  or redemption
  proceeds for
  A and C Class
  shares)
----------------------------------------------------------------------------------
Maximum Account       $25(4)    None            None     None      None      None
Maintenance Fee
----------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                                OTHER EXPENSES
                           DISTRIBUTION     -----------------------   TOTAL ANNUAL
               MANAGEMENT  AND SERVICE      DIVIDENDS ON              FUND OPERATING
               FEE(5)      (12B-1) FEES(6)  SHORT SALES(7)  OTHER(8)  EXPENSES
------------------------------------------------------------------------------------
Investor       1.30%       None             0.50%           0.01%     1.81%
Class
------------------------------------------------------------------------------------
Institutional  1.10%       None             0.50%           0.01%     1.61%
Class
------------------------------------------------------------------------------------
A Class        1.30%       0.25%            0.50%           0.01%     2.06%
------------------------------------------------------------------------------------
B Class        1.30%       1.00%            0.50%           0.01%     2.81%
------------------------------------------------------------------------------------
C Class        1.30%       1.00%            0.50%           0.01%     2.81%
------------------------------------------------------------------------------------
R Class        1.30%       0.50%            0.50%           0.01%     2.31%
------------------------------------------------------------------------------------

(1)  INVESTMENTS OF $1 MILLION OR MORE IN A CLASS SHARES MAY BE SUBJECT TO
     A CONTINGENT DEFERRED SALES CHARGE OF 1.00% IF THE SHARES ARE REDEEMED
     WITHIN ONE YEAR OF THE DATE OF PURCHASE.

(2)  THE CHARGE IS 5.00% DURING THE FIRST YEAR AFTER PURCHASE, DECLINES
     OVER THE NEXT FIVE YEARS AS SHOWN ON PAGE 17, AND IS ELIMINATED AFTER SIX
     YEARS.

(3)  THE CHARGE IS 1.00% DURING THE FIRST YEAR AFTER PURCHASE, AND IS
     ELIMINATED THEREAFTER.

(4)  APPLIES ONLY TO INVESTORS WHOSE TOTAL ELIGIBLE INVESTMENTS WITH
     AMERICAN CENTURY INVESTMENTS ARE LESS THAN $10,000. SEE Account Maintenance
     Fee UNDER Investing Directly with American Century Investments FOR MORE
     DETAILS.

(5)  THE FUND PAYS THE ADVISOR A SINGLE, UNIFIED MANAGEMENT FEE FOR
     ARRANGING ALL SERVICES NECESSARY FOR THE FUND TO OPERATE. THE FUND HAS A
     STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S UNIFIED MANAGEMENT FEE RATE
     GENERALLY DECREASES AS FUND ASSETS INCREASE AND INCREASES AS FUND ASSETS
     DECREASE. FOR MORE INFORMATION ABOUT THE UNIFIED MANAGEMENT FEE, SEE The
     Investment Advisor UNDER Management.

(6)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
     THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. THE FEE MAY BE USED TO COMPENSATE SUCH FINANCIAL
     INTERMEDIARIES FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES. FOR MORE
     INFORMATION, SEE Multiple Class Information AND Service, Distribution and
     Administrative Fees, PAGE 29.

(7)  DIVIDENDS ON SHORT SALES ARE THE DIVIDENDS PAID TO THE LENDERS OF THE
     BORROWED SECURITIES. BECAUSE THIS IS A NEW FUND, THIS NUMBER IS BASED ON AN
     ESTIMATE FOR THE CURRENT FISCAL YEAR AND MAY BE MORE OR LESS THAN ACTUAL
     EXPENSES. THE EXPENSE RELATING TO DIVIDENDS ON SHORT SALES WILL VARY
     DEPENDING ON WHETHER THE SECURITIES THE FUND SELLS SHORT PAY DIVIDENDS AND
     ON THE SIZE OF ANY SUCH DIVIDENDS.

(8)  OTHER EXPENSES INCLUDE THE FEES AND EXPENSES OF THE FUND'S INDEPENDENT
     DIRECTORS AND THEIR LEGAL COUNSEL, INTEREST, AND, IF APPLICABLE, ACQUIRED
     FUND FEES AND EXPENSES.

------
5

EXAMPLE

The examples in the tables below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                                          1 YEAR                        3 YEARS
--------------------------------------------------------------------------------
Investor Class                            $184                          $570
--------------------------------------------------------------------------------
Institutional Class                       $164                          $509
--------------------------------------------------------------------------------
A Class                                   $772                          $1,185
--------------------------------------------------------------------------------
B Class                                   $685                          $1,172
--------------------------------------------------------------------------------
C Class                                   $285                          $872
--------------------------------------------------------------------------------
R Class                                   $235                          $723
--------------------------------------------------------------------------------

The table above reflects a deduction for charges payable upon redemption. You would pay the following expenses if you did not redeem your shares and thus did not incur such charges.

                                          1 YEAR                        3 YEARS
--------------------------------------------------------------------------------
Investor Class                            $184                          $570
--------------------------------------------------------------------------------
Institutional Class                       $164                          $509
--------------------------------------------------------------------------------
A Class                                   $772                          $1,185
--------------------------------------------------------------------------------
B Class                                   $285                          $872
--------------------------------------------------------------------------------
C Class                                   $285                          $872
--------------------------------------------------------------------------------
R Class                                   $235                          $723
--------------------------------------------------------------------------------

------
6

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund invests primarily in large capitalization publicly traded U.S.
companies. The fund considers large capitalization companies to be those with a market capitalization greater than $2 billion.

To select stocks for purchase, the portfolio managers use quantitative management techniques in a two-step process. In the first step, the portfolio managers rank stocks from most attractive to least attractive. This is determined by using a quantitative model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the managers use ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the managers use the rate of growth of a company's earnings and changes in its earnings estimates, as well as other factors.

In the second step, the managers use a technique called portfolio optimization.
In portfolio optimization, the managers use a computer to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return.

The portfolio managers generally sell stocks from the long portion of the fund's portfolio when they believe:

*  a stock becomes less attractive relative to other stock opportunities;

*  a stock's risk parameters outweigh its return opportunity;

*  more attractive alternatives are identified; or

*  specific events alter a stock's prospects.

The portfolio managers take long positions in equity securities they have identified as the most attractive using the two-step process described above.
The managers take short positions in equity securities they have identified as the least attractive. Under normal market conditions, they will invest at least
80% of the fund's net assets plus borrowings in equity securities regardless of the movement of stock prices generally. The fund may change this 80% policy only upon 60 days' prior written notice to shareholders. The fund invests approximately 130% of its net assets in long positions, while 30% of its net assets are sold short. The proceeds from the securities sold short are used to fund the purchase of the additional 30% of the long positions. The net investment exposure for the fund is a 100% long market exposure. The portfolio managers believe that this investment strategy enables it to reflect positive and negative views on individual stocks more significantly than a long-only portfolio and provide a greater opportunity to outperform its benchmark. While the fund generally will hold long positions equal to approximately 130% of the fund's net assets and short positions equal to approximately 30% of the fund's net assets, the amount of the long and short positions held by the fund may vary over time depending on prevailing market conditions. The fund's long positions may range at any time from 110% to 150% and the fund's short positions may range at any time from 10% to 50%.

------
7

When the fund takes a long position, it purchases a stock outright. When the fund takes a short position, it sells at the current market price a stock it does not own but has borrowed in anticipation that the market price of the stock will decline. To complete, or close out, the short sale transaction, the fund buys the same stock in the market and returns it to the lender. The fund makes money when the market price of the borrowed stock goes down and the fund is able to replace it for less than it earned by selling it short. Conversely, if the price of the stock goes up after the sale, the fund will lose money because it will have to pay more to replace the borrowed stock than it received when it sold the stock short.

Under normal circumstances, the fund's security selection process may result in the managers taking long positions in a market sector or industry that is not offset, or not offset to the same extent, by corresponding short positions in the same market sector or industry, and vice versa. This may result in increased risk and opportunity for loss should the securities in a particular market sector or industry not perform as predicted by the fund's security selection process. The managers use a bottom-up approach in selecting securities, which may result in market sectors or industries being over- or underweighted. If the security selection process finds more attractive stocks than unattractive stocks within a market sector or industry, then the managers would tend to overweight that sector or industry. Conversely, if the security selection process finds more unattractive stocks than attractive stocks within a sector or industry, the managers would tend to underweight that sector or industry.

When the managers believe it is prudent, the fund may invest a portion of its assets in foreign securities and debt securities. The fund limits its purchase of debt securities to investment-grade obligations. Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the quantitative style used by the fund and/or the stocks contained in the fund's benchmark, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

The fund's performance will be tied to the performance of its benchmark, the S&P
500® Index. If the fund's benchmark goes down, it is likely that the fund's performance will go down.

The fund's investment strategy may produce a high portfolio turnover rate, which may result in increased transaction costs that may reduce the fund's return and cause negative tax consequences to shareholders.

Short sales involve the risk that the fund will incur a loss by subsequently buying a security at a higher price than the price at which the fund previously sold the security short. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to a lender of the security. In addition, because the fund's loss on a short sale stems from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a fund's loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero.

------
8

When the fund takes a short position, it borrows securities and then sells them, which effectively leverages the fund's assets . Leveraging the fund's investment portfolio may cause the fund to be more volatile because the use of leverage magnifies investment gains and losses of the fund. In addition, the use of leverage may cause the fund to sell portfolio securities at inopportune times in order to meet its obligations or segregation requirements.

Overweighting investments in certain U.S. market sectors or industries may cause the fund to suffer a loss related to advances or declines in the prices of stocks in those sectors or industries.

There is no guarantee that the investment techniques and risk analyses employed by the portfolio managers will produce the desired results. If the fund's long and short positions do not perform as anticipated by the portfolio managers, the fund's potential losses could exceed those of other mutual funds that hold only long stock portfolios.

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The value of the fund's shares may fluctuate significantly in the short term.

At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

------
9

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century Investments funds).

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The management fee is calculated daily and paid monthly in arrears. Out of the fund's fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The percentage rate used to calculate the management fee for each class of shares of the fund is determined daily using a two-component formula that takes into account (i) the daily net assets of the accounts managed by the advisor that are in the same broad investment category as the fund (the Category Fee)
and (ii) the assets of all funds in the American Century Investments family of funds (the Complex Fee). The statement of additional information contains detailed information about the calculation of the management fee.

The fund will pay the advisor a unified management fee calculated by adding the appropriate Investment Category and Complex Fees from the following schedules:

Investment Category Fee Schedule
--------------------------------------------------------------------------------
CATEGORY ASSETS                                                         FEE RATE
--------------------------------------------------------------------------------
First $1 billion                                                        1.1500%
--------------------------------------------------------------------------------
Next $5 billion                                                         1.0900%
--------------------------------------------------------------------------------
Next $15 billion                                                        1.0460%
--------------------------------------------------------------------------------
Next $25 billion                                                        0.9990%
--------------------------------------------------------------------------------
Next $50 billion                                                        0.9720%
--------------------------------------------------------------------------------
Next $150 billion                                                       0.9690%
--------------------------------------------------------------------------------
Thereafter                                                              0.9680%
--------------------------------------------------------------------------------

------
10

                                  INVESTOR, A,
                                  B, C AND                      INSTITUTIONAL
                                  R CLASSES                     CLASS
COMPLEX ASSETS                    FEE RATE                      FEE RATE
--------------------------------------------------------------------------------
First $2.5 billion                0.3100%                       0.1100%
--------------------------------------------------------------------------------
Next $7.5 billion                 0.3000%                       0.1000%
--------------------------------------------------------------------------------
Next $15 billion                  0.2985%                       0.0985%
--------------------------------------------------------------------------------
Next $25 billion                  0.2970%                       0.0970%
--------------------------------------------------------------------------------
Next $25 billion                  0.2870%                       0.0870%
--------------------------------------------------------------------------------
Next $25 billion                  0.2800%                       0.0800%
--------------------------------------------------------------------------------
Next $25 billion                  0.2700%                       0.0700%
--------------------------------------------------------------------------------
Next $25 billion                  0.2650%                       0.0650%
--------------------------------------------------------------------------------
Next $25 billion                  0.2600%                       0.0600%
--------------------------------------------------------------------------------
Next $25 billion                  0.2550%                       0.0550%
--------------------------------------------------------------------------------
Thereafter                        0.2500%                       0.0500%
--------------------------------------------------------------------------------

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

WILLIAM MARTIN

Mr. Martin, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since its inception. He joined American
Century Investments in October 1989 and became a portfolio manager in April
1991. He has a bachelor's degree in economics from the University of Illinois.
He is a CFA charterholder.

KURT BORGWARDT

Mr. Borgwardt, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since its inception. He joined American
Century Investments in August 1990 and became a portfolio manager in March 1998.
He has a bachelor's degree in English literature from Stanford University and an
MBA with a specialization in finance from the University of Chicago. He is a CFA charterholder.

CLAUDIA MUSAT

Ms. Musat, Portfolio Manager and Quantitative Analyst, has been a member of the team that manages the fund since its inception. She joined American Century
Investments in May 2005 as a quantitative analyst and became a portfolio manager in February 2008. She has a bachelor's degree in computer science from the
University of Iasi, Romania, a master's degree in mathematics from Florida State
University and a master's degree in financial engineering from the University of
California at Berkeley.

The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation and their ownership of fund securities.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objective of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

------
11

INVESTING DIRECTLY WITH AMERICAN CENTURY INVESTMENTS

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed under WAYS
TO MANAGE YOUR ACCOUNT when the account is opened. If you do not want these services, see CONDUCTING BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee. See
ACCOUNT MAINTENANCE FEE in this section. If you want to add online and telephone services later, you can complete a Full Services Option form.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century Investments fund, or
Institutional Class shares of the American Century Diversified Bond fund, in an
American Century Investments account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and April. If the value of those investments is less than $10,000 at that time, we will automatically redeem shares in one of your accounts to pay the $12.50 fee. Please note that you may incur tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all PERSONAL
ACCOUNTS (including American Century Investments brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

   [GRAPHIC OF TRIANGLE]

   PERSONAL ACCOUNTS INCLUDE INDIVIDUAL ACCOUNTS, JOINT ACCOUNTS,
   UGMA/UTMA ACCOUNTS, PERSONAL TRUSTS, COVERDELL EDUCATION SAVINGS
   ACCOUNTS, IRAS (INCLUDING TRADITIONAL, ROTH, ROLLOVER, SEP-, SARSEP-
   AND SIMPLE-IRAS), AND CERTAIN OTHER RETIREMENT ACCOUNTS. IF YOU HAVE
   ONLY BUSINESS, BUSINESS RETIREMENT, EMPLOYER-SPONSORED OR AMERICAN
   CENTURY INVESTMENTS BROKERAGE ACCOUNTS, YOU ARE CURRENTLY NOT SUBJECT
   TO THIS FEE, BUT YOU MAY BE SUBJECT TO OTHER FEES.

WIRE PURCHASES

CURRENT INVESTORS: If you would like to make a wire purchase into an existing account, your bank will need the following information. (To invest in a new fund, please call us first to set up the new account.)

*  American Century Investments' bank information: Commerce Bank N.A.,
   Routing No. 101000019, Account No. 2804918

*  Your American Century Investments account number and fund name

*  Your name

*  The contribution year (for IRAs only)

NEW INVESTORS: To make a wire purchase into a new account, please complete an application prior to wiring money.

------
12

WAYS TO MANAGE YOUR ACCOUNT

ONLINE
--------------------------------------------------------------------------------
americancentury.com

OPEN AN ACCOUNT: If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century Investments account.

EXCHANGE SHARES: Exchange shares from another American Century Investments account.

MAKE ADDITIONAL INVESTMENTS: Make an additional investment into an established
American Century Investments account if you have authorized us to invest from your bank account.

SELL SHARES*: Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

IN PERSON
--------------------------------------------------------------------------------
If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

* 4500 Main Street, Kansas City, Missouri - 8 a.m. to 5 p.m., Monday - Friday

* 4917 Town Center Drive, Leawood, Kansas - 8 a.m. to 5 p.m., Monday - Friday,
  8 a.m. to noon, Saturday

* 1665 Charleston Road, Mountain View, California - 8 a.m. to 5 p.m.,
  Monday - Friday

BY TELEPHONE
--------------------------------------------------------------------------------
INVESTOR SERVICES REPRESENTATIVE: 1-800-345-2021

INSTITUTIONAL SERVICE REPRESENTATIVE: 1-800-345-3533

BUSINESS, NOT-FOR-PROFIT AND EMPLOYER-SPONSORED RETIREMENT PLANS: 1-800-345-3533

AUTOMATED INFORMATION LINE: 1-800-345-8765

OPEN AN ACCOUNT: If you are a current investor, you can open an account by exchanging shares from another American Century Investments account.

EXCHANGE SHARES: Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS: Call or use our Automated Information Line if you
have authorized us to invest from your bank account. The Automated Information
Line is available only to Investor Class shareholders.

SELL SHARES: Call a Service Representative.

BY MAIL OR FAX
--------------------------------------------------------------------------------
P.O. Box 419200, Kansas City, MO 64141-6200 - Fax: 816-340-7962

OPEN AN ACCOUNT: Send a signed, completed application and check or money order payable to American Century Investments.

EXCHANGE SHARES: Send written instructions to exchange your shares from one
American Century Investments account to another.

MAKE ADDITIONAL INVESTMENTS: Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES: Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

AUTOMATICALLY
--------------------------------------------------------------------------------
OPEN AN ACCOUNT: Not available.

EXCHANGE SHARES: Send written instructions to set up an automatic exchange of your shares from one American Century Investments account to another.

MAKE ADDITIONAL INVESTMENTS: With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $50 per month per account.

SELL SHARES: You may sell shares automatically by establishing Check-A-Month or
Automatic Redemption plans.

SEE ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT FOR MORE INFORMATION ABOUT
INVESTING WITH US.
--------------------------------------------------------------------------------

------
13

INVESTING THROUGH A FINANCIAL INTERMEDIARY

The fund's A, C and R Classes are intended for purchase by participants in employer-sponsored retirement plans. Additionally, the fund's A, B and C Classes are intended for persons purchasing shares through FINANCIAL INTERMEDIARIES that provide various administrative and distribution services. For more information regarding employer-sponsored retirement plan types, please see BUYING AND
SELLING FUND SHARES in the statement of additional information.

   [GRAPHIC OF TRIANGLE]

   FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS,
   INSURANCE COMPANIES, PLAN SPONSORS AND FINANCIAL PROFESSIONALS.

Although each class of shares represents an interest in the same fund, each has a different cost structure, as described below. Which class is right for you depends on many factors, including how long you plan to hold the shares, how much you plan to invest, the fee structure of each class, and how you wish to compensate your financial professional for the services provided to you. Your financial professional can help you choose the option that is most appropriate.

The following table provides a summary description of these classes.

A CLASS                                      B CLASS
--------------------------------------------------------------------------------
Initial sales charge(1)                      No initial sales charge
--------------------------------------------------------------------------------
Generally no contingent                      Contingent deferred sales charge
deferred sales charge(2)                     on redemptions within six years
--------------------------------------------------------------------------------
12b-1 fee of 0.25%                           12b-1 fee of 1.00%
--------------------------------------------------------------------------------
No conversion feature                        Convert to A Class shares eight
                                             years after purchase
--------------------------------------------------------------------------------
Generally more appropriate                   Purchases generally limited to
for long-term investors                      investors whose aggregate
                                             investments in American Century
                                             Investments funds are less than
                                             $50,000; generally offered through
                                             financial intermediaries(3)
--------------------------------------------------------------------------------

C CLASS                                     R CLASS
--------------------------------------------------------------------------------
No initial sales charge                     No initial sales charge
--------------------------------------------------------------------------------
Contingent deferred sales charge            No contingent deferred sales charge
on redemptions within 12 months
--------------------------------------------------------------------------------
12b-1 fee of 1.00%                          12b-1 fee of 0.50%
--------------------------------------------------------------------------------
No conversion feature                       No conversion feature
--------------------------------------------------------------------------------
Purchases generally limited to investors    Generally offered through employer-
whose aggregate investments in              sponsored retirement plans and
American Century Investments funds          other fee-based arrangements(4)
are less than $1,000,000; generally more
appropriate for short-term investors
--------------------------------------------------------------------------------

(1)  THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF
     YOUR INVESTMENT, AND MAY BE WAIVED FOR SOME PURCHASES. THERE IS NO SALES
     CHARGE FOR PURCHASES OF $1,000,000 OR MORE.

(2)  A CONTINGENT DEFERRED SALES CHARGE (CDSC) OF 1.00% WILL BE CHARGED ON
     CERTAIN PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN ONE YEAR
     OF PURCHASE.

(3)  THIS CLASS IS NOT AVAILABLE FOR EMPLOYER-SPONSORED RETIREMENT PLAN
     ACCOUNTS.

(4)  THE R CLASS IS AVAILABLE FOR EMPLOYER-SPONSORED RETIREMENT PLANS ONLY.

------
14

CALCULATION OF SALES CHARGES

The information regarding sales charges provided herein is included free of charge and in a clear and prominent format at americancentury.com in the
INVESTORS USING ADVISORS and INVESTMENT PROFESSIONALS portions of the Web site.
From the description of A, B or C Class shares, a hyperlink will take you directly to this disclosure.

A Class

A Class shares are sold at their offering price, which is net asset value plus an initial sales charge. This sales charge varies depending on the amount of your investment, and is deducted from your purchase before it is invested. The sales charges and the amounts paid to your financial professional are:

                                             SALES CHARGE      AMOUNT PAID
                           SALES CHARGE      AS A % OF         TO FINANCIAL
                           AS A % OF         NET AMOUNT        ADVISOR AS A %
PURCHASE AMOUNT            OFFERING PRICE    INVESTED          OF OFFERING PRICE
--------------------------------------------------------------------------------
Less than $50,000          5.75%             6.10%             5.00%
--------------------------------------------------------------------------------
$50,000 - $99,999          4.75%             4.99%             4.00%
--------------------------------------------------------------------------------
$100,000 - $249,999        3.75%             3.90%             3.25%
--------------------------------------------------------------------------------
$250,000 - $499,999        2.50%             2.56%             2.00%
--------------------------------------------------------------------------------
$500,000 - $999,999        2.00%             2.04%             1.75%
--------------------------------------------------------------------------------
$1,000,000 - $3,999,999    0.00%             0.00%             1.00%(1)
--------------------------------------------------------------------------------
$4,000,000 - $9,999,999    0.00%             0.00%             0.50%(1)
--------------------------------------------------------------------------------
$10,000,000 or more        0.00%             0.00%             0.25%(1)
--------------------------------------------------------------------------------

(1)  FOR PURCHASES OVER $1,000,000 BY EMPLOYER-SPONSORED RETIREMENT PLANS,
     NO UPFRONT AMOUNT WILL BE PAID TO FINANCIAL PROFESSIONALS.

There is no front-end sales charge for purchases of $1,000,000 or more, but if you redeem your shares within one year of purchase you will pay a 1.00% deferred sales charge, subject to the exceptions listed below. No sales charge applies to reinvested dividends.

Reductions and Waivers of Sales Charges for A Class

You may qualify for a reduction or waiver of certain sales charges, but you or your financial professional must provide certain information, including the account numbers of any accounts to be aggregated, to American Century
Investments at the time of purchase in order to take advantage of such reduction or waiver. If you hold assets among multiple intermediaries, it is your responsibility to inform your intermediary and/or American Century Investments at the time of purchase of any accounts to be aggregated.

You and your immediate family (your spouse and your children under the age of
21) may combine investments in any share class of any American Century
Investments fund (excluding 529 account assets and certain assets in money market accounts) to reduce your A Class sales charge in the following ways:

ACCOUNT AGGREGATION. Investments made by you and your immediate family may be aggregated at each account's current market value if made for your own account(s) and/or certain other accounts, such as:

*  Certain trust accounts

*  Solely controlled business accounts

*  Single-participant retirement plans

*  Endowments or foundations established and controlled by you or an immediate family member

------
15

For purposes of aggregation, only investments made through individual-level accounts may be combined. Assets held in multiple participant employer-sponsored retirement plans may be aggregated at a plan level.

CONCURRENT PURCHASES. You may combine simultaneous purchases in any share class of any American Century Investments fund to qualify for a reduced A Class sales charge.

RIGHTS OF ACCUMULATION. You may take into account the current value of your existing holdings, less any commissionable shares in the money market funds, in any share class of any American Century Investments fund to qualify for a reduced A Class sales charge.

LETTER OF INTENT. A Letter of Intent allows you to combine all non-money market fund purchases of any share class of any American Century Investments fund you intend to make over a 13-month period to determine the applicable sales charge.
At your request, existing holdings may be combined with new purchases and sales charge amounts may be adjusted for purchases made within 90 days prior to our receipt of the Letter of Intent. Capital appreciation, capital gains and reinvested dividends earned during the Letter of Intent period do not apply toward its completion. A portion of your account will be held in escrow to cover additional A Class sales charges that will be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

WAIVERS FOR CERTAIN INVESTORS. The sales charge on A Class shares may be waived for:

*  Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having selling agreements with the advisor or distributor

*  Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with American Century Investments

*  Present or former officers, directors and employees (and their families)
   of American Century Investments

*  Employer-sponsored retirement plan purchases. For plans under $1 million in assets, purchases with sales charges are allowed, but may be subject to the retirement plan recordkeeper's policies. Refer to BUYING AND SELLING FUND
   SHARES in the statement of additional information

*  IRA Rollovers from any American Century Investments fund held in an employer-sponsored retirement plan

*  Certain other investors as deemed appropriate by American Century
   Investments

B Class

B Class shares are sold at their net asset value without an initial sales charge. For sales of B Class shares, the amount paid to your financial professional is 4.00% of the amount invested. If you redeem your shares within six years of purchase date, you will pay a contingent deferred sales charge
(CDSC) as set forth below. The purpose of the CDSC is to permit the fund's distributor to recoup all or a portion of the up-front payment made to your financial professional. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

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16

REDEMPTION DURING                         CDSC AS A % OF ORIGINAL PURCHASE PRICE
--------------------------------------------------------------------------------
1st year                                  5.00%
--------------------------------------------------------------------------------
2nd year                                  4.00%
--------------------------------------------------------------------------------
3rd year                                  3.00%
--------------------------------------------------------------------------------
4th year                                  3.00%
--------------------------------------------------------------------------------
5th year                                  2.00%
--------------------------------------------------------------------------------
6th year                                  1.00%
--------------------------------------------------------------------------------
After 6th year                            None
--------------------------------------------------------------------------------

B Class shares (which carry a 1.00% 12b-1 fee) will automatically convert to A
Class shares (which carry a 0.25% 12b-1 fee) within 31 days after the eight-year anniversary of the purchase date.

American Century Investments generally limits purchases of B Class shares to investors whose aggregate investments in American Century Investments funds are less than $50,000. However, it is your responsibility to inform your financial intermediary and/or American Century Investments at the time of purchase of any accounts to be aggregated, including investments in any share class of any
American Century Investments fund (excluding 529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of 21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

C Class

C Class shares are sold at their net asset value without an initial sales charge. For sales of C Class shares, the amount paid to your financial professional is 1.00% of the amount invested. If you redeem your shares within
12 months of purchase, you will pay a CDSC of 1.00% of the original purchase price or the current market value at redemption, whichever is less. The purpose of the CDSC is to permit the fund's distributor to recoup all or a portion of the up-front payment made to your financial professional. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

American Century Investments generally limits purchases of C Class shares to investors whose aggregate investments in American Century Investments funds are less than $1,000,000. However, it is your responsibility to inform your financial intermediary and/or American Century Investments at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century Investments fund (excluding 529 account assets and certain assets in money market accounts) in accounts held by you and your immediate family members (your spouse and children under the age of 21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

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17

CDSC WAIVERS

Any applicable CDSC may be waived in the following cases:

*  redemptions through systematic withdrawal plans not exceeding annually:

   *  12% of the lesser of the original purchase cost or current market value for A Class shares

   *  12% of the original purchase cost for B Class shares

   *  12% of the lesser of the original purchase cost or current market value for C Class shares

*  distributions from IRAs due to attainment of age 59-1/2 for A Class shares and for C Class shares

*  required minimum distributions from retirement accounts upon reaching age
   70-1/2

*  tax-free returns of excess contributions to IRAs

*  redemptions due to death or post-purchase disability

*  exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period

*  IRA Rollovers from any American Century Investments fund held in an employer-sponsored retirement plan, for A Class shares only

*  if no broker was compensated for the sale

REINSTATEMENT PRIVILEGE

Within 90 days of a redemption of any A or B Class shares, you may reinvest all of the redemption proceeds in A Class shares of any American Century Investments fund at the then-current net asset value without paying an initial sales charge.
At your request, any CDSC you paid on an A Class redemption that you are reinvesting will be credited to your account. You or your financial professional must notify the fund's transfer agent in writing at the time of the reinvestment to take advantage of this privilege, and you may use it only once per account.
This privilege applies only if the new account is owned by the original account owner.

EXCHANGING SHARES

You may exchange shares of the fund for shares of the same class of another
American Century Investments fund without a sales charge if you meet the following criteria:

*  The exchange is for a minimum of $100

*  For an exchange that opens a new account, the amount of the exchange must meet or exceed the minimum account size requirement for the fund receiving the exchange

For purposes of computing any applicable CDSC on shares that have been exchanged, the holding period will begin as of the date of purchase of the original fund owned. Exchanges from a money market fund are subject to a sales charge on the fund being purchased, unless the money market fund shares were acquired by exchange from a fund with a sales charge or by reinvestment of dividends or capital gains distributions.

------
18

EXCHANGES BETWEEN FUNDS (C CLASS)

You may exchange C Class shares of a fund for C Class shares of any other
American Century Investments fund. You may not exchange from the C Class to any other class. We will not charge a CDSC on the shares you exchange, regardless of the length of time you have owned them. When you do redeem shares that have been exchanged, the CDSC will be based on the date you purchased the original shares.

BUYING AND SELLING SHARES

Your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of the financial intermediary through which you do business.
Some policy differences may include

*  minimum investment requirements

*  exchange policies

*  fund choices

*  cutoff time for investments

*  trading restrictions

In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Those charges are retained by the financial intermediary and are not shared with American Century Investments or the fund.
Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and statement of additional information are available from your financial intermediary or plan sponsor.

The fund has authorized certain financial intermediaries to accept orders on the fund's behalf. American Century Investments has selling agreements with these financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders.
Orders must be received by the financial intermediary on the fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century Investments and paid for in accordance with the selling agreement, they will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.

SEE ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT FOR MORE INFORMATION ABOUT
INVESTING WITH US.

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19

ADDITIONAL POLICIES AFFECTING YOUR INVESTMENT

ELIGIBILITY FOR INVESTOR CLASS SHARES

The fund's Investor Class shares are available for purchase through financial intermediaries in the following types of accounts:

*  employer-sponsored retirement plans

*  broker-dealer sponsored fee-based wrap programs or other fee-based advisory accounts

*  insurance products and bank/trust products where fees are being charged

The fund's Investor Class shares also are available for purchase directly from
American Century Investments by:

*  shareholders who held any account directly with American Century
   Investments as of September 28, 2007, and have continuously maintained such account (this includes anyone listed in the registration of an account, such as joint owners, trustees or custodians, and the immediate family members of such persons)

*  current or retired employees of American Century Investments and their immediate family members, and directors of the fund

Investors may be required to demonstrate eligibility to purchase Investor Class shares of the fund before an investment is accepted. The fund reserves the right, when in the judgment of American Century Investments it is not adverse to the fund's interest, to permit all or only certain types of investors to open new accounts in the fund, to impose further restrictions, or to close the fund to any additional investments, all without notice.

MINIMUM INITIAL INVESTMENT AMOUNTS (OTHER THAN INSTITUTIONAL CLASS)

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. See
INVESTING THROUGH A FINANCIAL INTERMEDIARY for more information.

--------------------------------------------------------------------------------
Broker-dealer sponsored wrap program accounts
and/or fee-based accounts                                             No minimum
--------------------------------------------------------------------------------
Coverdell Education Savings Account (CESA)                            $2,000(1)
--------------------------------------------------------------------------------
Employer-sponsored retirement plans                                   No minimum
--------------------------------------------------------------------------------

(1)  THE MINIMUM INITIAL INVESTMENT FOR FINANCIAL INTERMEDIARIES IS $250.
     FINANCIAL INTERMEDIARIES MAY HAVE DIFFERENT MINIMUMS FOR THEIR CLIENTS.

SUBSEQUENT PURCHASES

There is a $50 minimum for subsequent purchases. See WAYS TO MANAGE YOUR ACCOUNT for more information about making additional investments directly with American
Century Investments. However, there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries may require their clients to meet different subsequent purchase requirements.

------
20

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The Institutional Class shares are made available for purchase by individuals and large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the fund's minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum initial investment amount is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, this requirement may be met if your financial intermediary aggregates your investments with those of other clients into a single group, or omnibus, account that meets the minimum. The minimum investment requirement may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations), or in other situations as determined by American Century Investments. In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

REDEMPTIONS

If you sell B, C or, in certain cases, A Class shares, you may pay a sales charge, depending on how long you have held your shares, as described above.
Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

    [GRAPHIC OF TRIANGLE]

    A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century
Investments, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a 15-day holding period before we will transfer or wire redemption proceeds to your bank. Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

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21

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN ACCOUNTS BELOW MINIMUM

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, American Century
Investments reserves the right to redeem the shares in the account and send the proceeds to your address of record. Prior to doing so, we will notify you and give you 90 days to meet the minimum. Please note that shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period. You also may incur tax liability as a result of the redemption. For
Institutional Class shares, we reserve the right to convert your shares to
Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

SIGNATURE GUARANTEES

A signature guarantee - which is different from a notarized signature - is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions.

*  You have chosen to conduct business in writing only and would like to redeem over $100,000.

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners.

*  Your redemption proceeds or distribution amount is sent by EFT (ACH or wire) to a destination other than your personal bank account.

*  You are transferring ownership of an account over $100,000.

*  You change your address and request a redemption over $100,000 within 15 days.

*  You change your bank information and request a redemption within 15 days.

We reserve the right to require a signature guarantee for other transactions, at our discretion.

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22

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund's Board of Directors has approved American Century Investments' abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American Century Investments uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with American Century Investments. They may change from time to time as determined by American Century Investments in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, for shares held directly with American Century Investments, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

* within seven days of the purchase, or

* within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century
Investments reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

------
23

In addition, American Century Investments reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American Century Investments' policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century Investments handles, there can be no assurance that American Century Investments' efforts will identify all trades or trading practices that may be considered abusive. American Century Investments monitors aggregate trades placed in omnibus accounts and works with financial intermediaries to identify shareholders engaging in abusive trading practices and impose restrictions to discourage such practices. Because American Century
Investments relies on financial intermediaries to provide information and impose restrictions, our ability to monitor and discourage abusive trading practices in omnibus accounts may be dependent upon the intermediaries' timely performance of such duties.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century Investments and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser.
In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please call us or your financial professional. For American Century
Investments brokerage accounts, please call 1-888-345-2071.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

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24

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century Investments will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of the fund as of the close of regular trading (usually 4 p.m.
Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV. The fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System
(Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined in good faith by the fund's board or its designee, in accordance with procedures adopted by the fund's board. Circumstances that may cause the fund to use alternate procedures to value a security include, but are not limited to:

*  if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

*  a debt security has been declared in default; or

*  trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC
(known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

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25

Securities and other assets quoted in foreign currencies are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as CAPITAL GAINS realized by the fund on the sale of its investment securities.

    [GRAPHIC OF TRIANGLE]

    CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS,
    SUCH AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The fund pays distributions of substantially all of its income quarterly.
Distributions from realized capital gains are paid twice a year, usually in
March and December. It may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century Investments account, to your bank electronically, or to your home address or to another person or address by check.

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26

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or employer-sponsored retirement plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income, such as dividends and interest earned by the fund from its investments, or capital gains generated by the fund from the sale of its investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case they are taxed as long-term capital gains.

   [GRAPHIC OF TRIANGLE]

   QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM THE STOCK OF
   A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT THE FUND HAS HELD
   THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                      TAX RATE FOR 10%     TAX RATE FOR ALL
TYPE OF DISTRIBUTION                  AND 15% BRACKETS     OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains              Ordinary income      Ordinary income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income         5%                   15%
--------------------------------------------------------------------------------

If the fund's distributions exceed its taxable income and capital gains realized during the tax year, all or a portion of the distributions made by the fund in that tax year will be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.

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27

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century
Investments or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions - including exchanges to other American Century Investments funds - are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares.
Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

------
28

MULTIPLE CLASS INFORMATION

American Century Investments offers the following classes of shares of the fund:
Investor Class, Institutional Class, A Class, B Class, C Class and R Class.

The classes have different fees, expenses and/or minimum investment requirements. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services.
It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services from the advisor as shareholders of the other classes. As a result, the advisor is able to charge this class a lower unified management fee. Different fees and expenses will affect performance.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund and (f) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class, except the Investor Class and Institutional Class, offered by this prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class, 1.00% for B and C Classes and 0.50% for R
Class to the distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available.
Because these fees may be used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The higher fees for B and C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see MULTIPLE CLASS STRUCTURE in the statement of additional information.

------
29

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century
Investments' transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund's distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries' distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

------
30

NOTES

------
31

NOTES

------
32

NOTES

------
33

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, online at americancentury.com, by contacting American Century Investments at the addresses or telephone numbers listed below or by contacting your financial intermediary.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON            SEC Public Reference Room
                     Washington, D.C.
                     Call 202-942-8090 for location and hours.

ON THE INTERNET      * EDGAR database at sec.gov
                     * By email request at publicinfo@sec.gov

BY MAIL              SEC Public Reference Section
                     Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                             FUND CODE                      TICKER
--------------------------------------------------------------------------------
Equity Growth 130/30 Fund
  Investor Class                             989                            N/A
--------------------------------------------------------------------------------
  Institutional Class                        489                            N/A
--------------------------------------------------------------------------------
  A Class                                    789                            N/A
--------------------------------------------------------------------------------
  B Class                                    389                            N/A
--------------------------------------------------------------------------------
  C Class                                    689                            N/A
--------------------------------------------------------------------------------
  R Class                                    289                            N/A
--------------------------------------------------------------------------------

Investment Company Act File No. 811-5447

AMERICAN CENTURY INVESTMENTS
americancentury.com

                                   Banks and Trust Companies, Broker-Dealers,
Self-Directed Retail Investors     Financial Professionals, Insurance Companies
P.O. Box 419200                    P.O. Box 419786
Kansas City, Missouri 64141-6200   Kansas City, Missouri 64141-6786
1-800-345-2021 or 816-531-5575     1-800-345-6488

0804
SH-PRS-58677

April 30, 2008

AMERICAN CENTURY INVESTMENTS
STATEMENT OF ADDITIONAL INFORMATION

American Century Quantitative Equity Funds, Inc.
Disciplined Growth Fund
Disciplined Growth 130/30 Fund
Equity Growth Fund
Equity Growth 130/30 Fund
Global Gold Fund
Income & Growth Fund
International Core Equity Fund
Long-Short Equity Fund
NT Equity Growth Fund
NT Small Company Fund
Small Company Fund
Utilities Fund

THIS STATEMENT OF ADDITIONAL INFORMATION ADDS TO THE DISCUSSION IN THE FUNDS'
PROSPECTUSES DATED SEPTEMBER 28, 2007 AND APRIL 30, 2008, BUT IS NOT A
PROSPECTUS. THE STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN
CONJUNCTION WITH THE FUNDS' PROSPECTUSES. IF YOU WOULD LIKE A COPY OF A
PROSPECTUS, PLEASE CONTACT US AT ONE OF THE ADDRESSES OR TELEPHONE NUMBERS
LISTED ON THE BACK COVER OR VISIT AMERICAN CENTURY INVESTMENTS' WEB SITE AT
AMERICANCENTURY.COM.

THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE CERTAIN
INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS, WHICH ARE
DELIVERED TO ALL INVESTORS. YOU MAY OBTAIN A FREE COPY OF THE FUNDS' ANNUAL OR
SEMIANNUAL REPORTS BY CALLING 1-800-345-2021.

American Century Investment Services, Inc., Distributor

[american century investments logo and text logo ®]

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

The Funds' History......................................................... 2

Fund Investment Guidelines................................................. 3
      Disciplined Growth, Equity Growth, Income & Growth,
      International Core Equity, NT Equity Growth,

------
1

THE FUNDS' HISTORY

American Century Quantitative Equity Funds, Inc. is a registered open-end management investment company organized as a Maryland corporation. It is the successor in interest to American Century Quantitative Equity Funds, originally organized as a California corporation named Benham Equities, Inc. on December
31, 1987. From August 18, 1988, to January 1, 1997, it was known as Benham
Equity Funds. Throughout the statement of additional information, we refer to
American Century Quantitative Equity Funds, Inc. as the corporation. Prior to
January 1, 2007, each fund, except for International Core Equity, had a fiscal year ended December 31. Beginning on January 1, 2007, each fund with a fiscal year ended December 31 changed its fiscal year end to June 30.

Each fund described in this statement of additional information is a separate series of the corporation and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration numbers.

FUND                                   TICKER SYMBOL              INCEPTION DATE
--------------------------------------------------------------------------------
Disciplined Growth
  Investor Class                         ADSIX                      09/30/2005
--------------------------------------------------------------------------------
  Institutional Class                    ADCIX                      09/30/2005
--------------------------------------------------------------------------------
  A Class                                ADCVX                      09/30/2005
--------------------------------------------------------------------------------
  B Class                                ADYBX                      09/28/2007
--------------------------------------------------------------------------------
  C Class                                ADCCX                      09/28/2007
--------------------------------------------------------------------------------
  R Class                                ADRRX                      09/30/2005
--------------------------------------------------------------------------------
Disciplined Growth 130/30
  Investor Class                         N/A                        N/A
--------------------------------------------------------------------------------
  Institutional Class                    N/A                        N/A
--------------------------------------------------------------------------------
  A Class                                N/A                        N/A
--------------------------------------------------------------------------------
  B Class                                N/A                        N/A
--------------------------------------------------------------------------------
  C Class                                N/A                        N/A
--------------------------------------------------------------------------------
  R Class                                N/A                        N/A
--------------------------------------------------------------------------------
Equity Growth
  Investor Class                         BEQGX                      05/09/1991
--------------------------------------------------------------------------------
  Institutional Class                    AMEIX                      01/02/1998
--------------------------------------------------------------------------------
  A Class                                BEQAX                      10/09/1997
--------------------------------------------------------------------------------
  B Class                                AEYBX                      09/28/2007
--------------------------------------------------------------------------------
  C Class                                AEYCX                      07/18/2001
--------------------------------------------------------------------------------
  R Class                                AEYRX                      07/29/2005
--------------------------------------------------------------------------------
Equity Growth 130/30
  Investor Class                         N/A                        N/A
--------------------------------------------------------------------------------
  Institutional Class                    N/A                        N/A
--------------------------------------------------------------------------------
  A Class                                N/A                        N/A
--------------------------------------------------------------------------------
  B Class                                N/A                        N/A
--------------------------------------------------------------------------------
  C Class                                N/A                        N/A
--------------------------------------------------------------------------------
  R Class                                N/A                        N/A
--------------------------------------------------------------------------------
Global Gold
  Investor Class                         BGEIX                      08/17/1988
--------------------------------------------------------------------------------
  Institutional Class                    AGGNX                      09/28/2007
--------------------------------------------------------------------------------
  A Class                                ACGGX                      05/06/1998
--------------------------------------------------------------------------------
  B Class                                AGYBX                      09/28/2007
--------------------------------------------------------------------------------
  C Class                                AGYCX                      09/28/2007
--------------------------------------------------------------------------------
  R Class                                AGGWX                      09/28/2007
--------------------------------------------------------------------------------

------
2

FUND                                   TICKER SYMBOL              INCEPTION DATE
--------------------------------------------------------------------------------
Income & Growth
  Investor Class                         BIGRX                      12/17/1990
--------------------------------------------------------------------------------
  Institutional Class                    AMGIX                      01/28/1998
--------------------------------------------------------------------------------
  A Class                                AMADX                      12/15/1997
--------------------------------------------------------------------------------
  B Class                                AIGBX                      09/28/2007
--------------------------------------------------------------------------------
  C Class                                ACGCX                      06/28/2001
--------------------------------------------------------------------------------
  R Class                                AICRX                      08/29/2003
--------------------------------------------------------------------------------
International Core Equity
  Investor Class                         ACIMX                      11/30/2006
--------------------------------------------------------------------------------
  Institutional Class                    ACIUX                      11/30/2006
--------------------------------------------------------------------------------
  A Class                                ACIQX                      11/30/2006
--------------------------------------------------------------------------------
  B Class                                ACIJX                      11/30/2006
--------------------------------------------------------------------------------
  C Class                                ACIKX                      11/30/2006
--------------------------------------------------------------------------------
  R Class                                ACIRX                      11/30/2006
--------------------------------------------------------------------------------
Long-Short Equity
  Investor Class                         ALHIX                      09/30/2005
--------------------------------------------------------------------------------
  Institutional Class                    ALISX                      09/30/2005
--------------------------------------------------------------------------------
  A Class                                ALIAX                      09/30/2005
--------------------------------------------------------------------------------
  B Class                                ALIBX                      09/30/2005
--------------------------------------------------------------------------------
  C Class                                ALICX                      09/30/2005
--------------------------------------------------------------------------------
  R Class                                ALIRX                      09/30/2005
--------------------------------------------------------------------------------
NT Equity Growth
  Institutional Class                    ACLEX                      05/12/2006
--------------------------------------------------------------------------------
NT Small Company
  Institutional Class                    ACLOX                      05/12/2006
--------------------------------------------------------------------------------
Small Company
  Investor Class                         ASQIX                      07/31/1998
--------------------------------------------------------------------------------
  Institutional Class                    ASCQX                      10/01/1999
--------------------------------------------------------------------------------
  R Class                                ASCRX                      08/29/2003
--------------------------------------------------------------------------------
  Advisor Class                          ASQAX                      09/07/2000
--------------------------------------------------------------------------------
Utilities
  Investor Class                         BULIX                      03/01/1993
--------------------------------------------------------------------------------

FUND INVESTMENT GUIDELINES

This section explains the extent to which the funds' advisor, American Century
Investment Management, Inc. (ACIM), can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with individual funds also appear herein, while techniques and risks applicable to all of the funds appear in the section,
INVESTMENT STRATEGIES AND RISKS, which begins on page 7. In the case of the funds' principal investment strategies, these descriptions elaborate upon the discussion contained in the prospectuses.

Each fund, except Global Gold, is diversified as defined in the Investment
Company Act of 1940 (the Investment Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer (other than U.S. government securities and securities of other investment companies).

------
3

Global Gold is classified as nondiversified. Nondiversified means that the fund may invest a greater portion of its assets in a smaller number of securities than a diversified fund.

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year

(1)  no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company); and

(2)  with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company) or it does not own more than 10% of the outstanding voting securities of a single issuer.

DISCIPLINED GROWTH, EQUITY GROWTH, INCOME & GROWTH, INTERNATIONAL CORE EQUITY,
NT EQUITY GROWTH, NT SMALL COMPANY AND SMALL COMPANY

In general, within the restrictions outlined here and in the funds'
prospectuses, the portfolio managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described below. It is the advisor's intention that each fund, except for
International Core Equity, will generally consist of domestic and foreign common stocks and equity-equivalent securities. It is the advisor's intention that
International Core Equity will generally consist of foreign common stocks and equity-equivalent securities. However, subject to the specific limitations applicable to a fund, the funds' management teams may invest the assets of each fund in varying amounts in other instruments and may use other techniques, such as those discussed under INVESTMENT STRATEGIES AND RISKS, when such a course is deemed appropriate in order to pursue a fund's investment objective. Senior securities that, in the opinion of the manager, are high-grade issues also may be purchased for defensive purposes.

So long as a sufficient number of acceptable securities are available, the portfolio managers intend to keep the funds fully invested in stocks, regardless of the movement of stock prices generally. In most circumstances, each fund's actual level of cash and cash equivalents will be less than 10%. The managers may use futures contracts as a way to expose each fund's cash assets to the market, while maintaining liquidity. The managers may not leverage a fund's portfolio, so there is no greater market risk to the funds than if they purchase stocks. See DERIVATIVE SECURITIES, page 9, FUTURES AND OPTIONS, page 13 and
SHORT-TERM SECURITIES, page 18.

LONG-SHORT EQUITY

Over time, Long-Short Equity aims to achieve its returns with reduced volatility and reduced market correlation as compared to a traditional equity fund that holds only long positions. A traditional equity fund is fully exposed to the equity market and thus bears the full market risk of its investments. Long-Short
Equity, however, seeks to reduce its exposure to market movements by combining a short portfolio (being in a position to profit when securities prices go down)
with a long portfolio (being in a position to profit when securities prices go
up). Reduced exposure to the equity market using this strategy should contribute to lower overall volatility of the fund's returns. In addition, the fund's variation in returns should be somewhat different from a traditional U.S. equity fund. Traditional U.S. equity funds normally produce positive returns in bull markets and negative returns in bear markets, making them correlated with the overall market. A primary goal of Long-Short Equity is to provide positive returns independent of equity market conditions.

------
4

The portfolio managers will maintain long positions in stocks that they identify as the most attractive and maintain short positions in the stocks they identify as the least attractive.

GLOBAL GOLD

In general, within the restrictions outlined here and in Global Gold's prospectus, the portfolio managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested. One of the non-stock investments the portfolio managers may make is in gold itself, as described below.

GOLD BULLION. As a means of seeking its principal objective of capital appreciation and when it is felt to be appropriate as a possible hedge against inflation, Global Gold may invest a portion of its assets in gold bullion and may hold a portion of its cash in foreign currency in the form of gold coins.
There is, of course, no assurance that such investments will provide capital appreciation as a hedge against inflation. The fund's ability to invest in gold bullion is restricted by the diversification requirements that the fund must meet in order to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). In addition, the ability of the fund to make such investments may be further restricted by the securities laws and regulations in effect from time to time in the states where the fund's shares are qualified for sale.

Fund assets will be invested in gold bullion at such times as the prospects of such investments are, in the opinion of management, attractive in relation to other possible investments. The basic trading unit for gold bullion is a gold bar weighing approximately 100 troy ounces with a purity of at least 995/1000, although gold bullion also is sold in much smaller units. Gold bars and wafers are usually numbered and bear an indication of purity and the stamp of the assay office, which certifies the bar's purity. Bars of gold bullion historically have traded primarily in New York, London and Zurich gold markets and in terms of volume, such gold markets have been the major markets for trading in gold bullion. Prices in the Zurich gold market generally correspond to the prices in the London gold market. Since the ownership of gold bullion became legal in the
United States on December 31, 1974, U.S. markets for trading gold bullion have developed. It is anticipated that transactions in gold generally will be made in such U.S. markets, although such transactions may be made in foreign markets when it is deemed to be in the best interest of the fund. Transactions in gold bullion by the fund are negotiated with principal bullion dealers, unless, in the portfolio managers' opinion, more favorable prices (including the costs and expenses described below) are otherwise obtainable. Prices at which gold bullion is purchased or sold include dealer mark-ups or mark-downs and insurance expenses, and may be a greater or lesser percentage of the price from time to time, depending on whether the price of gold bullion decreases or increases.
Because gold bullion does not generate any investment income, the only source of return to the fund on such an investment will be from any gains realized upon its sale, and negative return will be realized, of course, to the extent the fund sells its gold bullion at a loss.

As is the case with respect to virtually all investments, there are risks inherent in Global Gold's policies of investing in securities of companies engaged in mining, processing or dealing in gold or other precious metals and in gold bullion. In addition to the general considerations described elsewhere in this statement of additional information, such investments may involve the following special considerations:

FLUCTUATIONS IN THE PRICE OF GOLD. The price of gold has recently been subject to substantial movements over short periods of time and may be affected by unpredictable international monetary and political policies, such as currency devaluations or revaluations, economic conditions within an individual country, trade imbalances, or trade or currency restrictions between countries, world inflation rates and interest rates. The price of gold, in turn, is likely to affect the market prices of securities of companies mining, processing, or dealing in gold and, accordingly, the value of the fund's investments in such securities also may be affected.

------
5

POTENTIAL EFFECT OF CONCENTRATION OF SOURCE OF SUPPLY AND CONTROL OF SALES.
Currently, there are only four major sources of primary gold production, and the market share of each source cannot be readily ascertained. One of the largest national producers of gold bullion and platinum is the Republic of South Africa.
Changes in political and economic conditions affecting South Africa may have a direct impact on its sales of gold. Under South African law, the only authorized sales agent for gold produced in South Africa is the Reserve Bank of South
Africa which, through its retention policies, controls the time and place of any sale of South African bullion. The South African Ministry of Mines determines gold mining policy. South Africa depends predominantly on gold sales for the foreign exchange necessary to finance its imports, and its sales policy is necessarily subject to national and international economic and political developments.

UNPREDICTABLE MONETARY POLICIES, ECONOMIC AND POLITICAL CONDITIONS. The fund's assets might be less liquid or the change in the value of its assets might be more volatile (and less related to general price movements in the U.S. markets)
than would be the case with investments in the securities of larger U.S.
companies, particularly because the price of gold and other precious metals may be affected by unpredictable international monetary policies and economic and political considerations, governmental controls, conditions of scarcity, surplus or speculation. In addition, the use of gold or Special Drawing Rights (which are also used by members of the International Monetary Fund for international settlements) to settle net deficits and surpluses in trade and capital movements between nations subject the supply and demand, and therefore the price, of gold to a variety of economic factors which normally would not affect other types of commodities.

NEW AND DEVELOPING MARKETS FOR PRIVATE GOLD OWNERSHIP. Between 1933 and December
31, 1974, a market did not exist in the United States in which gold bullion could be purchased by individuals for investment purposes. Since it became legal to invest in gold, markets have developed in the United States. Any large purchases or sales of gold bullion could have an effect on the price of gold bullion. Recently, several central banks have been sellers of gold bullion from their reserves. Sales by central banks and/or rumors of such sales have had a negative effect on gold prices.

EXPERTISE OF THE INVESTMENT MANAGER. The successful management of the fund's portfolio may be more dependent upon the skills and expertise of its portfolio managers than is the case for most mutual funds because of the need to evaluate the factors identified above.

UTILITIES

Because Utilities concentrates its assets in the utilities industry, its performance depends in part on how favorably investors perceive this sector of the market relative to other sectors (such as transportation or technology). Of course, investor perceptions of the utilities industry are driven not only by comparisons with other market sectors but by trends and events within the utilities industry. The following is a brief outline of risk factors associated with investment in the utilities industry.

REGULATORY RISKS. Regulators (primarily at the state level) monitor and control public utility company revenues and costs. Regulators can limit profits and dividends paid to investors; they also may restrict a company's access to new markets. Some analysts observe that state regulators have become increasingly active in developing and promoting energy policy through the regulatory process.

NATURAL RESOURCE RISKS. Swift and unpredictable changes in the price and supply of natural resources can hamper utility company profitability. These changes may be caused by political events, energy conservation programs, the success of exploration projects, or tax and other regulatory policies of various governments.

ENVIRONMENTAL RISKS. There are considerable costs associated with environmental compliance, nuclear waste cleanup and safety regulation. For example, coal-burning utilities are under pressure to curtail sulfur emissions, and utilities

------
6

in general increasingly are called upon by regulators to bear environmental costs, which may not be easily recovered through rate increases or business growth.

Changing weather patterns and natural disasters affect consumer demand for utility services (e.g., electricity, heat and air conditioning), which, in turn, affects utility revenues.

TECHNOLOGY AND COMPETITIVE RISKS. The introduction and phase-in of new technologies can affect a utility company's competitive strength. The race by long-distance telephone providers to incorporate fiber optic technology is one example of competitive risk within the utilities industry.

The increasing role of independent power producers (IPPs) in the natural gas and electric utility segments of the utilities industry is another example of competitive risk. Typically, IPPs wholesale power to established local providers, but there is a trend toward letting them sell power directly to industrial consumers. Co-generation facilities, such as those of landfill operators that produce methane gas as a byproduct of their core business, pose another competitive challenge to gas and electric utilities. In addition to offering a less expensive source of power, these companies may receive more favorable regulatory treatment than utilities seeking to expand facilities that consume nonrenewable energy sources.

INTEREST RATE RISKS. Utility companies usually finance capital expenditures
(e.g., new plant construction) by issuing long-term debt. Rising long-term interest rates increase interest expenses and reduce company earnings.

DISCIPLINED GROWTH 130/30 AND EQUITY GROWTH 130/30

Disciplined Growth 130/30 and Equity Growth 130/30 seek to maintain investment portfolios with approximately 130% long exposure and 30% short exposure, for a net 100% long market exposure. This structure seeks to provide investors with the potential for greater risk-adjusted returns than a long-only portfolio, while maintaining a similar investment style and risk characteristics. Though the fund will generally hold long positions equal to 130% and short positions equal to 30% of its equity assets, the long and short positions may vary over time depending on market conditions. The funds' long positions may range from
110% to 150% and the funds' short positions may range from 10% to 50%.

Disciplined Growth 130/30 and Equity Growth 130/30 will be managed using the same quantitative models employed by Disciplined Growth and Equity Growth, respectively (see discussion on page 4). The portfolio managers will maintain long positions in stocks that they identify as the most attractive and maintain short positions in the stocks they identify as the least attractive.

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and techniques the portfolio managers can use in managing a fund's assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a fund's overall risk profile.

Convertible Securities

A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular time period at a specified price or formula. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion

------
7

or exchange, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on nonconvertible debt. Of course, there can be no assurance of current income because issuers of convertible securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate.
Because of the conversion feature, the managers consider convertible securities to be equity equivalents.

The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset. A convertible security is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The stream of income typically paid on a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the stream of income causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In general, the value of a convertible security is a function of (1) its yield in comparison with yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted or exchanged into the underlying common stock. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that a nonconvertible security does not. At any given time, investment value generally depends upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure.

A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a fund is called for redemption, the fund would be required to permit the issuer to redeem the security and convert it to underlying common stock or to cash, or would sell the convertible security to a third party, which may have an adverse effect on the fund. A convertible security may feature a put option that permits the holder of the convertible security to sell that security back to the issuer at a predetermined price. A fund generally invests in convertible securities for their favorable price characteristics and total return potential and normally would not exercise an option to convert unless the security is called or conversion is forced.

Debt Securities

Each of the funds may invest in debt securities when the portfolio managers believe such securities represent an attractive investment for the fund. The funds may invest in debt securities for income, or as a defensive strategy when the managers believe adverse economic or market conditions exist.

The value of debt securities in which the funds may invest will fluctuate based upon changes in interest rates and the credit quality of the issuer. Debt securities will be limited to investment-grade obligations. Investment grade means that at the time of purchase, such obligations are rated within the four highest categories by a nationally recognized statistical rating organization
(for example, at least Baa by Moody's Investors Service, Inc. or BBB by Standard
& Poor's Corporation), or, if not rated, are of equivalent investment quality as determined by the funds' advisor. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions and changing circumstances.

In addition, the value of a fund's investments in fixed-income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis generally rise. When prevailing interest rates rise, bond prices generally fall.
Depending upon the particular amount and type of fixed-income securities holdings of a fund, these changes may impact the net asset value of that fund's shares.

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8

Depositary Receipts

American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs) are
receipts representing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. These are designed for U.S.
and European securities markets as alternatives to purchasing underlying securities in their corresponding national markets and currencies. ADRs and EDRs can be sponsored or unsponsored.

Sponsored ADRs and EDRs are certificates in which a bank or financial institution participates with a custodian. Issuers of unsponsored ADRs and EDRs are not contractually obligated to disclose material information in the United
States. Therefore, there may not be a correlation between such information and the market value of the unsponsored ADR or EDR.

ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer. They are issued by U.S. banks and traded on exchanges or over the counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a U.S. exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares and New York shares all may be purchased with and sold for U.S. dollars, which protect the fund from the foreign settlement risks described under the section titled FOREIGN SECURITIES, page 10.

Derivative Securities

To the extent permitted by its investment objectives and policies, each fund may invest in securities that are commonly referred to as derivative securities.
Generally, a derivative security is a financial arrangement, the value of which is based on, or derived from, a traditional security, asset, or market index.

Certain derivative securities may be described as structured investments. A structured investment is a security whose value or performance is linked to an underlying index or other security or asset class. Structured investments include asset-backed securities (ABS), commercial and residential mortgage-backed securities (MBS and CMBS), and collateralized mortgage obligations (CMO), which are described more fully below. Structured investments also include securities backed by other types of collateral. Structured investments involve the transfer of specified financial assets to a special purpose entity, generally a corporation or trust, or the deposit of financial assets with a custodian; and the issuance of securities or depositary receipts backed by, or representing interests in, those assets.

Some structured investments are individually negotiated agreements or are traded over the counter. Structured investments may be organized and operated to restructure the investment characteristics of the underlying security. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities are subject to such risks as the inability or unwillingness of the issuers of the underlying securities to repay principal and interest, and requests by the issuers of the underlying securities to reschedule or restructure outstanding debt and to extend additional loan amounts.

Some derivative securities, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

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9

There are many different types of derivative securities and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices or currency exchange rates, and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There are risks associated with investing in derivative securities, including:

*  the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio managers anticipate;

*  the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

*  the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

*  the risk that the counterparty will fail to perform its obligations.

A fund may not invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the funds may not invest in oil and gas leases or futures. A fund may not invest in a derivative security if its credit, interest rate, liquidity, counterparty and other risks associated with ownership of the security are outside acceptable limits set forth in the fund's prospectus. The funds' Board of Directors has reviewed the advisor's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities and provides that a fund may not invest in a derivative security if it would be possible for a fund to lose more money than the notional value of the investment. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made.

Equity Equivalents

In addition to investing in common stocks, the funds may invest in other equity securities and equity equivalents, including securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible securities.

Equity equivalents also may include securities whose value or return is derived from the value or return of a different security. Depositary receipts, which are described on page 9, are an example of the type of derivative security in which a fund might invest.

Foreign Securities

Each fund may invest its assets in the securities of issuers located in developed foreign countries, including foreign governments, when these securities meet its standards of selection. In determining where a company is located, the portfolio managers will consider various factors, including where the company is headquartered, where the company's principal operations are located, where the company's revenues are derived, where the principal trading market is located and the country in which the company was legally organized.
The weight given to each of these factors will vary depending on the circumstances in a given case. The funds consider developed countries to include
Australia, Austria, Belgium, Bermuda, Canada,

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10

Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan,
Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain,
Sweden, Switzerland, the United Kingdom and the United States. Securities of
foreign issuers may trade in the U.S. or foreign securities markets.

A description of the International Core Equity and Global Gold funds' investment strategies regarding foreign securities is contained in their prospectuses.

Investments in foreign securities generally involve greater risks than investing in securities of domestic companies, including:

CURRENCY RISK. The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations and political developments.

POLITICAL AND ECONOMIC RISK. The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, confiscatory taxation, and limitations on the removal of funds or other assets, also could adversely affect the value of investments. Further, the funds may find it difficult or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

REGULATORY RISK. Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

MARKET AND TRADING RISK. Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds may invest will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities.
Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There generally is less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.

CLEARANCE AND SETTLEMENT RISK. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the funds have entered into a contract to sell the security, liability to the purchaser.

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OWNERSHIP RISK. Evidence of securities ownership may be uncertain in many foreign countries. As a result, there is a risk that a fund's trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the fund.

EMERGING MARKETS RISK. Global Gold, International Core Equity and Utilities may
invest a minority portion of their holdings in securities of issuers located in emerging market (developing) countries. The funds consider "emerging market
(developing) countries" to include all countries that are not considered by the advisor to be developed countries, which are listed on pages 10 and 11.

Investing in securities of issuers in emerging market countries involves exposure to significantly higher risk than investing in countries with developed markets. Emerging market countries may have economic structures that generally are less diverse and mature, and political systems that can be expected to be less stable than those of developed countries. Securities prices in emerging market countries can be significantly more volatile than in developed countries, reflecting the greater uncertainties of investing in lesser developed markets and economies. In particular, emerging market countries may have relatively unstable governments, and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or in certain instances, reversion to closed-market, centrally planned economies. Such countries may also have less protection of property rights than developed countries.

The economies of emerging market countries may be based predominantly on only a few industries or may be dependent on revenues from particular commodities or on international aid or developmental assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. In addition, securities markets in emerging market countries may trade a relatively small number of securities and may be unable to respond effectively to increases in trading volume, potentially resulting in a lack of liquidity and in volatility in the price of securities traded on those markets. Also, securities markets in emerging market countries typically offer less regulatory protection for investors.

Forward Currency Exchange Contracts

Each fund may purchase and sell foreign currency on a spot (i.e., cash) basis and may engage in forward currency contracts, currency options and futures transactions for hedging or any other lawful purpose. See DERIVATIVE SECURITIES, page 9.

The funds expect to use forward currency contracts under two circumstances:

(1)  When the portfolio managers are purchasing or selling a security denominated in a foreign currency and wish to lock in the U.S. dollar price of that security, the portfolio managers would be able to enter into a forward currency contract to do so; or

(2)  When the portfolio managers believe that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a fund would be able to enter into a forward currency contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.

In the first circumstance, when a fund enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward currency contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying security transaction, the fund will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar and the subject foreign currency.

In the second circumstance, when the portfolio managers believe that the currency of a particular country may suffer a substantial decline relative to the U.S. dollar, a fund could enter into a forward currency contract to sell for a fixed dollar

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12

amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. A fund will generally cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that a fund is not able to cover its forward currency positions with underlying portfolio securities, the fund will segregate on its records cash or other liquid assets having a value equal to the aggregate amount of the fund's commitments under the forward currency contracts.

The precise matching of forward currency contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward currency contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of short-term hedging strategy is highly uncertain. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the portfolio managers believe that it is important to have flexibility to enter into such forward currency contracts when they determine that a fund's best interests may be served.

When the forward currency contract matures, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an offsetting forward currency contract with the same currency trader that obligates the fund to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward currency contract.
Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

Futures and Options

Each fund may enter into futures contracts, options or options on futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price.
Generally, futures transactions will be used to:

*  protect against a decline in market value of the fund's securities (taking a short futures position); or

*  protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully-invested (taking a long futures position); or

*  provide a temporary substitute for the purchase of an individual security that may not be purchased in an orderly fashion.

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.

Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

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13

For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. The portfolio managers may engage in futures and options transactions based on securities indices, provided that the transactions are consistent with the fund's investment objectives. Examples of indices that may be used include the Bond Buyer Index of Municipal Bonds for fixed-income funds, or the S&P 500(®) Index for equity funds. The managers also may engage in futures and options transactions based on specific securities. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading
Commission (CFTC), a U.S. government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of the fund's investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised.
In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin accounts generally is not income-producing. However, coupon-bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income. Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying securities or index fluctuates, making the future more or less valuable, a process known as marking the contract to market.
Changes in variation margin are recorded by the fund as unrealized gains or losses.

At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.

Risks Related to Futures and Options Transactions

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the portfolio managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the portfolio managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin.
If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the portfolio managers would not otherwise elect to do so. In addition, a fund may

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14

be required to deliver or take delivery of instruments underlying futures contracts it holds. The portfolio managers will seek to minimize these risks by limiting the futures contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on Futures

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option.
If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Although they do not currently intend to do so, the funds may write (or sell)
call options that obligate them to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

Restrictions on the Use of Futures Contracts and Options

Each fund may enter into futures contracts, options or options on futures contracts as permitted under the Commodity Futures Trading Commission rules. The funds have claimed exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as commodity pool operators under that Act. To the extent required by law, each fund will segregate cash or securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

Initial Public Offerings

The funds may invest in initial public offerings (IPOs) of common stock or other equity securities issued by a company. The purchase of securities in an IPO may involve higher transaction costs than those associated with the purchase of securities already traded on exchanges or other established markets. In addition to the risks associated with equity securities generally, IPO securities may be subject to additional risk due to factors such as the absence of a prior public market, unseasoned trading and speculation, a potentially small number of securities available for

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15

trading, limited information about the issuer and other factors. These factors may cause IPO shares to be volatile in price. While a fund may hold IPO securities for a period of time, it may sell them in the aftermarket soon after the purchase, which could increase portfolio turnover and lead to increased expenses such as commissions and transaction costs. Investments in IPOs could have a magnified impact (either positive or negative) on performance if a fund's assets are relatively small. The impact of IPOs on a fund's performance may tend to diminish as assets grow.

Investment in Issuers with Limited Operating Histories

The funds may invest a portion of their assets in the equity securities of issuers with limited operating histories. The managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the managers may base their investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

For purposes of this limitation, "issuers" refers to operating companies that issue securities for the purposes of issuing debt or raising capital as a means of financing their ongoing operations. It does not, however, refer to entities, corporate or otherwise, that are created for the express purpose of securitizing obligations or income streams. For example, a fund's investments in a trust created for the purpose of pooling mortgage obligations or other financial assets would not be subject to the limitation.

Other Investment Companies

Each of the funds may invest in other investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment policies and restrictions. Under the Investment Company Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to

*  3% of the total voting stock of any one investment company;

*  5% of the fund's total assets with respect to any one investment company;
   and

*  10% of the fund's total assets in the aggregate.

A fund's investments in other investment companies may include money market funds managed by the advisor. Investments in money market funds are not subject to the percentage limitations set forth above.

Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers'
commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

Each fund may invest in exchange traded funds (ETFs), such as Standard & Poor's
Depositary Receipts (SPDRs) and the Lehman Aggregate Bond ETF, with the same percentage limitations as investments in registered investment companies. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and usually represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the

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16

underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have management fees, which increase their cost.

Portfolio Lending

In order to realize additional income, each fund, except for Disciplined Growth
130/30, Equity Growth 130/30 and Long-Short Equity, may lend its portfolio securities. Such loans may not exceed one-third of the fund's total assets valued at market except

*  through the purchase of debt securities in accordance with its investment objective, policies and limitations; or

*  by engaging in repurchase agreements with respect to portfolio securities.

Repurchase Agreements

Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the funds' advisor.

Repurchase agreements maturing in more than seven days would count toward a fund's 15% limit on illiquid securities.

Restricted and Illiquid Securities

The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule
144A securities are considered restricted securities, they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
SEC has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the
Board of Directors to determine. Such determination is to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of
Directors has delegated the day-to-day function of determining the liquidity of
Rule 144A securities to the portfolio managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

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17

Because the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the portfolio managers will consider appropriate remedies to minimize the effect on such fund's liquidity.

Short Sales

A security is sold short when a fund sells a security it does not own. To sell a security short, a fund must borrow the security from someone else to deliver it to the buyer. That fund then replaces the borrowed security by purchasing it at the market price at or before the time of replacement. Until it replaces the security, the fund repays the person that lent it the security for any interest or dividends that may have been paid or accrued during the period of the loan.
Each fund, other than Long-Short Equity, Disciplined Growth 130/30 and Equity
Growth 130/30, may engage in short sales for cash management purposes only if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

The use of short sales is a primary investment strategy of Disciplined Growth
130/30, Equity Growth 130/30 and Long-Short Equity. Each of these funds is required to maintain a segregated account of cash, cash equivalents or other appropriate liquid securities with its custodian in at least an amount equal to the current market value of the securities sold short until the fund replaces a borrowed security.

In short sale transactions, a fund's gain is limited to the price at which it sold the security short; its loss is limited only by the maximum price it must pay to acquire the security less the price at which the security was sold. In theory, losses from short sales may be unlimited. Until a security that is sold short is acquired by a fund, that fund must pay the lender any interest or dividends that may have been paid or accrued during the loan period. In order to borrow the security, a fund may be required to pay compensation to the lender for securities that are difficult to borrow due to demand or other factors.
Short sales also cause a fund to incur brokerage fees and other transaction costs. Therefore, the amount of any gain a fund may receive from a short sale transaction is decreased and the amount of any loss increased by the amount of compensation to the lender, accrued interest or dividends and transaction costs a fund may be required to pay.

There is no guarantee that a fund will be able to close out a short position at any particular time or at a particular price. During the time that a fund is short a security, it is subject to the risk that the lender of the security will terminate the loan at a time when the fund is unable to borrow the same security from another lender. If that occurs, the fund may be "bought in" at the price required to purchase the security needed to close out the short position, which may be a disadvantageous price.

Short-Term Securities

In order to meet anticipated redemptions, anticipated purchases of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, the funds may invest a portion of their assets in money market and other short-term securities.

Examples of those securities include:

*  Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;

*  Commercial Paper;

*  Certificates of Deposit and Euro Dollar Certificates of Deposit;

*  Bankers' Acceptances;

*  Short-term notes, bonds, debentures or other debt instruments;

*  Repurchase agreements; and

*  Money market funds.

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18

U.S. Government Securities

Each fund may invest in U.S. government securities, including bills, notes and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some U.S. government securities are supported by the direct full faith and credit of the U.S.
government; others are supported by the right of the issuer to borrow from the
U.S. Treasury; others, such as securities issued by the Federal National
Mortgage Association, are supported by the discretionary authority of the U.S.
government to purchase the agencies' obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.

When-Issued and Forward Commitment Agreements

The funds may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date.

For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls (buy/sell back transactions), cash and carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of that security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will establish and maintain until the settlement date a segregated account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price. To the extent a fund remains fully invested or almost fully invested at the same time it has purchased securities on a when-issued basis, there will be greater fluctuations in its net asset value than if it solely set aside cash to pay for when-issued securities.
When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the policies described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's assets will not be considered in determining whether it has complied with its investment policies.

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19

Fundamental Investment Policies

The funds' fundamental investment policies are set forth below. These investment policies, a fund's investment objectives set forth in its prospectus, and a fund's status as diversified may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company Act.

SUBJECT                   POLICY
--------------------------------------------------------------------------------
Senior                    A fund may not issue senior securities, except as
Securities                permitted under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing                 A fund may not borrow money, except that a fund
                          may borrow for temporary or emergency purposes
                          (not for leveraging or investment) in an amount
                          not exceeding 33-1/3% of the fund's total assets
                          (including the amount borrowed) less liabilities
                          (other than borrowings).
--------------------------------------------------------------------------------
Lending                   A fund may not lend any security or make any
                          other loan if, as a result, more than 33-1/3% of the
                          fund's total assets would be lent to other parties,
                          except (i) through the purchase of debt securities
                          in accordance with its investment objective,
                          policies and limitations or (ii) by engaging in
                          repurchase agreements with respect to portfolio
                          securities.
--------------------------------------------------------------------------------
Real Estate               A fund may not purchase or sell real estate unless
                          acquired as a result of ownership of securities or
                          other instruments. This policy shall not prevent
                          a fund from investing in securities or other
                          instruments backed by real estate or securities of
                          companies that deal in real estate or are engaged
                          in the real estate business.
--------------------------------------------------------------------------------
Concentration             Disciplined Growth, Disciplined Growth 130/30,
                          Equity Growth, Equity Growth 130/30, Income
                          & Growth, International Core Equity, Long-Short
                          Equity, NT Equity Growth, NT Small Company
                          and Small Company may not concentrate
                          their investments in securities of issuers in a
                          particular industry (other than securities issued
                          or guaranteed by the U.S. government or any
                          of its agencies or instrumentalities). The other
                          funds may not deviate from their policies of
                          concentrating investments in securities of issuers
                          as follows: engaged in mining, fabricating,
                          processing or dealing in gold or other precious
                          metals, such as silver, platinum and palladium
                          [Global Gold only]; or engaged in the utilities
                          industry [Utilities only].
--------------------------------------------------------------------------------
Underwriting              A fund may not act as an underwriter of securities
                          issued by others, except to the extent that the
                          fund may be considered an underwriter within
                          the meaning of the Securities Act of 1933 in the
                          disposition of restricted securities.
--------------------------------------------------------------------------------
Commodities               For all funds except Global Gold: A fund may not
                          purchase or sell physical commodities unless
                          acquired as a result of ownership of securities
                          or other instruments provided this limitation shall
                          not prohibit the fund from purchasing or selling
                          options and futures contracts or investing in
                          securities or other instruments backed by physical
                          commodities.

                          For Global Gold only: The fund may not purchase
                          gold bullion, gold coins, or gold represented by
                          certificates of ownership interest or gold futures
                          contracts whose underlying commodity value
                          would cause the fund's aggregate investment in
                          such commodities to exceed 10% of the fund's
                          net assets.
--------------------------------------------------------------------------------
Control                   A fund may not invest for purposes of exercising
                          control over management.
--------------------------------------------------------------------------------

For purposes of the investment policies relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow money from or lend money to other American Century Investments-advised funds that permit such transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the costs of short-term bank loans. Interfund loans and borrowings normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments

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20

(such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs. Long-Short Equity does not currently participate in the interfund lending program. For purposes of the funds' investment policy relating to borrowing, short positions held by the funds are not considered borrowings.

For purposes of the investment policy relating to concentration, Disciplined
Growth, Disciplined Growth 130/30, Equity Growth, Equity Growth 130/30, Income
and Growth, International Core Equity, Long-Short Equity, NT Equity Growth, NT
Small Company and Small Company shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that

(a)  there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations;

(b)  wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents;

(c)  utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry; and

(d)  personal credit and business credit businesses will be considered separate industries.

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

SUBJECT                     POLICY
--------------------------------------------------------------------------------
Leveraging                  A fund may not purchase additional investment
                            securities at any time during which outstanding
                            borrowings exceed 5% of the total assets of the
                            fund.
--------------------------------------------------------------------------------
Liquidity                   A fund may not purchase any security or enter
                            into a repurchase agreement if, as a result, more
                            than 15% of its net assets would be invested
                            in illiquid securities. Illiquid securities include
                            repurchase agreements not entitling the holder
                            to payment of principal and interest within seven
                            days, and securities that are illiquid by virtue of
                            legal or contractual restrictions on resale or the
                            absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales                 Except for Disciplined Growth 130/30, Equity
                            Growth 130/30 and Long-Short Equity, a fund
                            may not sell securities short, unless it owns or
                            has the right to obtain securities equivalent in
                            kind and amount to the securities sold short, and
                            provided that transactions in futures contracts
                            and options are not deemed to constitute selling
                            securities short.
--------------------------------------------------------------------------------
Margin                      A fund may not purchase securities on margin,
                            except to obtain such short-term credits as are
                            necessary for the clearance of transactions, and
                            provided that margin payments in connection
                            with futures contracts and options on futures
                            contracts shall not constitute purchasing
                            securities on margin.
--------------------------------------------------------------------------------

For purposes of the funds' investment policy relating to leveraging, short positions held by the funds are not considered borrowings.

The Investment Company Act imposes certain additional restrictions upon the funds' ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined by the Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

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21

PORTFOLIO TURNOVER

The portfolio turnover rate of each fund is listed in the Financial Highlights tables in that fund's prospectus. As new funds, Disciplined Growth 130/30 and
Equity Growth 130/30 do not have Financial Highlights.

The portfolio managers consider the length of time a security has been held in determining whether to sell it. Under normal market conditions, the portfolio managers do not expect turnover rates to exceed 100% for Income & Growth and
Utilities; 150% for Disciplined Growth, Equity Growth, the long positions in
Disciplined Growth 130/30 and Equity Growth 130/30, Global Gold, International
Core Equity and NT Equity Growth; 175% for Small Company and NT Small Company;
and 200% for the long positions in Long-Short Equity. When short positions in
Disciplined Growth 130/30, Equity Growth 130/30 and Long-Short Equity are
considered, portfolio turnover may be significantly higher.

While the managers do take portfolio turnover rate into account in making investment decisions, the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future, as the rate for any individual fund may vary within the indicated ranges.

In addition to portfolio turnover, the portfolio managers consider a number of other factors in the course of making a determination of whether to sell a particular security. The managers may sell a portfolio security if they believe that the security is not fulfilling its purpose, because, among other things, there is another security with more attractive risk characteristics, because it has reached its optimum potential, because of a change in the circumstances of a particular company or industry or general economic conditions, or because of some combination of such reasons.

High turnover would generate correspondingly greater brokerage commissions, which is a cost the funds pay directly. Portfolio turnover also may affect the character of capital gains realized and distributed by the funds, if any, because short-term capital gains are taxable as ordinary income.

Variations in a fund's portfolio turnover rate from year to year may be due to a fluctuating volume of shareholder purchase and redemption activity, varying market conditions, and/or changes in the managers' investment outlook.

MANAGEMENT

The individuals listed below serve as directors or officers of the funds. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent directors is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent directors. Those listed as interested directors are "interested"
primarily by virtue of their engagement as directors and/or officers of, or ownership interest in, American Century Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the funds' investment advisor, American Century Investment Management, Inc. (ACIM or the advisor); the funds' principal underwriter, American Century Investment Services, Inc. (ACIS);
and the funds' transfer agent, American Century Services, LLC (ACS).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, ACIS and ACS. The directors serve in this capacity for eight registered investment companies in the American Century
Investments family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 14 investment companies in the American Century Investments family of funds advised by ACIM or American Century Global Investment Management, Inc.
(ACGIM), a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy making functions are listed. No officer is compensated for his

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22

or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

Interested Directors
--------------------------------------------------------------------------------
JONATHAN S. THOMAS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1963

POSITION(S) HELD WITH FUNDS: Director (since 2007) and President (since 2007)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, ACC (March 2007 to present); Chief Administrative Officer, ACC
(February 2006 to February 2007); Executive Vice President, ACC (November 2005
to February 2007). Also serves as: President, Chief Executive Officer and
Director, ACS; Executive Vice President, ACIM and ACGIM; Director, ACIM, ACGIM,
ACIS and other ACC subsidiaries; Managing Director, MORGAN STANLEY (March 2000 to November 2005)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 105

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

Independent Directors
--------------------------------------------------------------------------------
JOHN FREIDENRICH, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1937

POSITION(S) HELD WITH FUNDS: Director (since 2005)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member and Manager, REGIS
MANAGEMENT COMPANY, LLC (April 2004 to present); Partner and Founder, BAY
PARTNERS (Venture capital firm, 1976 to 2006)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
FREDERICK L. A. GRAUER, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1946

POSITION(S) HELD WITH FUNDS: Director (since 2008)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Advisor, BARCLAYS GLOBAL
INVESTORS (2003 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
RONALD J. GILSON, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1946

POSITION(S) HELD WITH FUNDS: Director (since 1995) and Chairman of the Board
(since 2005)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, STANFORD LAW SCHOOL (1979 to present); Marc and Eva Stern
Professor of Law and Business, COLUMBIA UNIVERSITY SCHOOL OF LAW (1992 to
present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
PETER F. PERVERE, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1947

POSITION(S) HELD WITH FUNDS: Director (since 2007)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Vice President and Chief Financial Officer, COMMERCE ONE, INC. (software and services provider)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, INTRAWARE, INC.
--------------------------------------------------------------------------------
MYRON S. SCHOLES, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1941

POSITION(S) HELD WITH FUNDS: Director (since 1980)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, PLATINUM GROVE ASSET
MANAGEMENT, L.P., and a Partner, OAK HILL CAPITAL MANAGEMENT (1999 to present);
Frank E. Buck Professor of Finance-Emeritus, STANFORD GRADUATE SCHOOL OF
BUSINESS (1996 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DIMENSIONAL FUND ADVISORS
(investment advisor, 1982 to present); Director, CHICAGO MERCANTILE EXCHANGE
(2000 to present)
--------------------------------------------------------------------------------

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23

JOHN B. SHOVEN, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1947

POSITION(S) HELD WITH FUNDS: Director (since 2002)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, STANFORD
UNIVERSITY (1973 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, CADENCE DESIGN SYSTEMS (1992 to
present)
--------------------------------------------------------------------------------
JEANNE D. WOHLERS, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUNDS: Director (since 1984)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

Officers
--------------------------------------------------------------------------------
BARRY FINK, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1955

POSITION(S) HELD WITH FUNDS: Executive Vice President (since 2007)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Operating Officer and
Executive Vice President, ACC (September 2007 to present); President, ACS
(October 2007 to present); Managing Director, MORGAN STANLEY (2000 to 2007);
Global General Counsel, MORGAN STANLEY (2000 to 2006). Also serves as: Director,
ACC, ACS, ACIS and other ACC subsidiaries.
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1956

POSITION(S) HELD WITH FUNDS: Chief Compliance Officer (since 2006) and Senior
Vice President (since 2000)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
ACGIM and ACS (August 2006 to present); Assistant Treasurer, ACC (January 1995 to August 2006); and Treasurer and Chief Financial Officer, various American
Century Investments funds (July 2000 to August 2006). Also serves as: Senior
Vice President, ACS
--------------------------------------------------------------------------------
CHARLES A. ETHERINGTON, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1957

POSITION(S) HELD WITH FUNDS: General Counsel (since 2007) and Senior Vice
President (since 2006)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Attorney, ACC (February 1994 to
present); Vice President, ACC (November 2005 to present); General Counsel, ACC
(March 2007 to present). Also serves as: General Counsel, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM, ACGIM and ACS
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1966

POSITION(S) HELD WITH FUNDS: Vice President, Treasurer and Chief Financial
Officer (all since 2006)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
to present); and Controller, various American Century Investments funds (1997 to
September 2006)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1967

POSITION(S) HELD WITH FUNDS: Tax Officer (since 2000)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Financial Officer and Chief
Accounting Officer, ACC (March 2007 to present); Vice President, ACC (October
2001 to present); Vice President, certain ACC subsidiaries (October 2001 to
August 2006); Vice President, Corporate Tax, ACS (April 1998 to August 2006).
Also serves as: Chief Financial Officer, Chief Accounting Officer and Senior
Vice President, ACIM, ACGIM, ACS and other ACC subsidiaries; and Chief
Accounting Officer and Senior Vice President, ACIS
--------------------------------------------------------------------------------

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired the advisor to do so. The directors,

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24

in carrying out their fiduciary duty under the Investment Company Act of 1940, are responsible for approving new and existing management contracts with the funds' advisor.

The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility. Consequently, the directors may adopt bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such bylaws do not reserve that right to the funds'
investors. They may fill vacancies in or reduce the number of board members and may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may appoint from their own number and establish and terminate one or more committees consisting of two or more directors who may exercise the powers and authority of the board to the extent that the directors determine. They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any committee of the board and to any agent or employee of the funds or to any custodian, transfer or investor servicing agent, or principal underwriter. Any determination as to what is in the interests of the funds made by the directors in good faith shall be conclusive.

The Advisory Board

The funds also have an Advisory Board. Members of the Advisory Board, if any,
function like fund directors in many respects, but do not possess voting power.
Advisory Board members attend all meetings of the Board of Directors and the independent directors and receive any materials distributed in connection with such meetings. Advisory Board members may be considered as candidates to fill vacancies on the Board of Directors.

Committees

The board has four standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The director first named serves as chairman of the committee.

--------------------------------------------------------------------------------
COMMITTEE: Audit and Compliance

MEMBERS: Peter F. Pervere, Jeanne D. Wohlers, Ronald J. Gilson

FUNCTION: The Audit and Compliance Committee approves the engagement of the funds' independent registered public accounting firm, recommends approval of such engagement to the independent directors, and oversees the activities of the funds' independent registered public accounting firm. The committee receives reports from the advisor's Internal Audit Department, which is accountable to the committee. The committee also receives reporting about compliance matters affecting the funds.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 2(1)

NUMBER OF MEETINGS HELD DURING DECEMBER 31, 2006 FISCAL YEAR: 4
--------------------------------------------------------------------------------
COMMITTEE: Corporate Governance

MEMBERS: Ronald J. Gilson, John Freidenrich, John B. Shoven

FUNCTION: The Corporate Governance Committee reviews board procedures and committee structures. It also considers and recommends individuals for nomination as directors. The names of potential director candidates may be drawn from a number of sources, including recommendations from members of the board, management (in the case of interested directors only) and shareholders.
Shareholders may submit director nominations to the Corporate Secretary,
American Century Investments Funds, P.O. Box 410141, Kansas City, MO 64141. All
such nominations will be forwarded to the committee for consideration. The committee also may recommend the creation of new committees, evaluate the membership structure of new and existing committees, consider the frequency and duration of board and committee meetings and otherwise evaluate the responsibilities, processes, resources, performance and compensation of the board.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 1(1)

NUMBER OF MEETINGS HELD DURING DECEMBER 31, 2006 FISCAL YEAR: 1
--------------------------------------------------------------------------------

------
25

COMMITTEE: Portfolio

MEMBERS: Myron S. Scholes, John Freidenrich, Frederick L. A. Grauer

FUNCTION: The Portfolio Committee reviews quarterly the investment activities and strategies used to manage fund assets. The committee regularly receives reports from portfolio managers, credit analysts and other investment personnel concerning the funds' investments.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 2(1)

NUMBER OF MEETINGS HELD DURING DECEMBER 31, 2006 FISCAL YEAR: 4
--------------------------------------------------------------------------------
COMMITTEE: Quality of Service

MEMBERS: John B. Shoven, Ronald J. Gilson, Peter Pervere

FUNCTION: The Quality of Service Committee reviews the level and quality of transfer agent and administrative services provided to the funds and their shareholders. It receives and reviews reports comparing those services to those of fund competitors and seeks to improve such services where feasible and appropriate.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 2(1)

NUMBER OF MEETINGS HELD DURING DECEMBER 31, 2006 FISCAL YEAR: 5
--------------------------------------------------------------------------------

(1)  JANUARY 1, 2007 THROUGH JUNE 30, 2007. THE FUND'S FISCAL YEAR END WAS
     CHANGED FROM DECEMBER 31 TO JUNE 30 RESULTING IN A 6 MONTH ANNUAL REPORTING
     PERIOD.

Compensation of Directors

The directors serve as directors or trustees for eight investment companies of
American Century Investments. Each director who is not an interested person as defined in the Investment Company Act receives compensation for service as a member of the board of all such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held. These fees and expenses are divided among these investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the funds for the periods indicated and by the investment companies served by the board to each director who is not an interested person as defined in the Investment Company
Act.

AGGREGATE DIRECTOR COMPENSATION FOR FISCAL YEAR ENDED JUNE 30, 2007(1)
                                                            TOTAL COMPENSATION
                                                            FROM THE AMERICAN
                             TOTAL COMPENSATION             CENTURY INVESTMENTS
NAME OF DIRECTOR             FROM THE FUNDS(2)              FAMILY OF FUNDS(3)
--------------------------------------------------------------------------------
John Freidenrich             $32,755                        $114,583
--------------------------------------------------------------------------------
Ronald J. Gilson             $53,169                        $182,500
--------------------------------------------------------------------------------
Kathryn A. Hall(4)           $28,886                        $104,583
--------------------------------------------------------------------------------
Peter F. Pervere             $23,044                        $72,495
--------------------------------------------------------------------------------
Myron S. Scholes             $31,034                        $110,166
--------------------------------------------------------------------------------
John B. Shoven               $33,334                        $116,166
--------------------------------------------------------------------------------
Jeanne D. Wohlers            $30,438                        $108,583
--------------------------------------------------------------------------------

(1)  JANUARY 1, 2007 THROUGH JUNE 30, 2007. THE FUNDS' FISCAL YEAR END WAS
     CHANGED FROM DECEMBER 31 TO JUNE 30, RESULTING IN A SIX-MONTH ANNUAL
     REPORTING PERIOD.

(2)  INCLUDES COMPENSATION PAID TO THE DIRECTORS FOR THE FISCAL YEAR ENDED
     JUNE 30, 2007, AND ALSO INCLUDES AMOUNTS DEFERRED AT THE ELECTION OF THE
     DIRECTORS UNDER THE AMERICAN CENTURY MUTUAL FUNDS' INDEPENDENT DIRECTORS'
     DEFERRED COMPENSATION PLAN.

(3)  INCLUDES COMPENSATION PAID BY THE EIGHT INVESTMENT COMPANIES OF THE
     AMERICAN CENTURY INVESTMENTS FAMILY OF FUNDS SERVED BY THIS BOARD. THE
     TOTAL AMOUNT OF DEFERRED COMPENSATION INCLUDED IN THE PRECEDING TABLE IS AS
     FOLLOWS: MR. GILSON, $182,500; MS. HALL, $49,333; MR. SCHOLES, $110,166;
     MR. SHOVEN, $116,166; MR. WOHLERS, $76,008 AND MR. PERVERE, $15,749.

(4)  MS. HALL RETIRED FROM THE BOARD ON DECEMBER 6, 2007.

------
26

The following table shows the aggregate compensation paid by the funds during their last full fiscal year.

AGGREGATE DIRECTOR COMPENSATION FOR FISCAL YEAR ENDED DECEMBER 31, 2006
                                                          TOTAL COMPENSATION
                                                          FROM THE AMERICAN
                            TOTAL COMPENSATION            CENTURY INVESTMENTS
NAME OF DIRECTOR            FROM THE FUNDS(1)             FAMILY OF FUNDS(2)
--------------------------------------------------------------------------------
John Freidenrich            $28,448                       $100,250
--------------------------------------------------------------------------------
Ronald J. Gilson            $48,614                       $165,875
--------------------------------------------------------------------------------
Kathryn A. Hall(3)          $23,243                       $86,750
--------------------------------------------------------------------------------
Peter F. Pervere            $3,697                        $9,500
--------------------------------------------------------------------------------
Myron S. Scholes            $29,910                       $104,000
--------------------------------------------------------------------------------
John B. Shoven              $31,726                       $108,750
--------------------------------------------------------------------------------
Jeanne D. Wohlers           $26,216                       $94,583
--------------------------------------------------------------------------------

(1)  INCLUDES COMPENSATION PAID TO THE DIRECTORS FOR THE FISCAL YEAR ENDED
     DECEMBER 31, 2006, AND ALSO INCLUDES AMOUNTS DEFERRED AT THE ELECTION OF
     THE DIRECTORS UNDER THE AMERICAN CENTURY MUTUAL FUNDS' INDEPENDENT
     DIRECTORS' DEFERRED COMPENSATION PLAN.

(2)  INCLUDES COMPENSATION PAID BY THE EIGHT INVESTMENT COMPANIES OF THE
     AMERICAN CENTURY INVESTMENTS FAMILY OF FUNDS SERVED BY THIS BOARD. THE
     TOTAL AMOUNT OF DEFERRED COMPENSATION INCLUDED IN THE PRECEDING TABLE IS AS
     FOLLOWS: MR. GILSON, $165,875; MS. HALL, $86,750; MR. SCHOLES, $104,000;
     MR. SHOVEN, $108,750 AND MR. WOHLERS, $66,208.

(3)  MS. HALL RESIGNED FROM THE BOARD ON DECEMBER 6, 2007.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred Compensation Plan. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the funds.

All deferred fees are credited to an account established in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century Investments funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

------
27

OWNERSHIP OF FUND SHARES

The directors owned shares in the funds as of December 31, 2007, as shown in the table below. Because Disciplined Growth 130/30 and Equity Growth 130/30 were not in operation as of December 31, 2007, they are not included in the table below.

                                                NAME OF DIRECTORS
--------------------------------------------------------------------------------
                                   JOHN             RONALD J.       PETER F.
                                   FREIDENRICH      GILSON          PERVERE
--------------------------------------------------------------------------------
Dollar Range of Equity
Securities in the Funds:
   Disciplined Growth              A                A               A
--------------------------------------------------------------------------------
   Equity Growth                   A                E               A
--------------------------------------------------------------------------------
   Global Gold                     A                A               A
--------------------------------------------------------------------------------
   Income & Growth                 A                A               A
--------------------------------------------------------------------------------
   International Core Equity       A                A               A
--------------------------------------------------------------------------------
   Long-Short Equity               A                A               A
--------------------------------------------------------------------------------
   NT Equity Growth                A                A               A
--------------------------------------------------------------------------------
   NT Small Company                A                A               A
--------------------------------------------------------------------------------
   Small Company                   A                A               A
--------------------------------------------------------------------------------
   Utilities                       A                A               A
--------------------------------------------------------------------------------
Aggregate Dollar Range
of Equity Securities in all
Registered Investment
Companies Overseen by
Director in Family of
Investment Companies               C                E               A
--------------------------------------------------------------------------------

RANGES: A-NONE, B-$1-$10,000, C-$10,001-$50,000, D-$50,001-$100,000, E-MORE THAN
$100,000

                                              NAME OF DIRECTORS
--------------------------------------------------------------------------------
                               MYRON       JOHN B.    JONATHAN S.   JEANNE D.
                               S. SCHOLES  SHOVEN     THOMAS        WOHLERS
--------------------------------------------------------------------------------
Dollar Range of Equity
Securities in the Funds:
   Disciplined Growth          A           A          C             A
--------------------------------------------------------------------------------
   Equity Growth               E           A          C             A
--------------------------------------------------------------------------------
   Global Gold                 A           A          B             A
--------------------------------------------------------------------------------
   Income & Growth             E           E          C             A
--------------------------------------------------------------------------------
   International Core Equity   A           A          A             A
--------------------------------------------------------------------------------
   Long-Short Equity           A           A          D             A
--------------------------------------------------------------------------------
   NT Equity Growth            A           A          A             A
--------------------------------------------------------------------------------
   NT Small Company            A           A          A             A
--------------------------------------------------------------------------------
   Small Company               C           A          B             A
--------------------------------------------------------------------------------
   Utilities                   A           A          B             A
--------------------------------------------------------------------------------
Aggregate Dollar Range
of Equity Securities in all
Registered Investment
Companies Overseen by
Director in Family of
Investment Companies           E           E          E             E
--------------------------------------------------------------------------------

RANGES: A-NONE, B-$1-$10,000, C-$10,001-$50,000, D-$50,001-$100,000, E-MORE THAN
$100,000

------
28

CODE OF ETHICS

The funds, their investment advisor and principal underwriter have adopted codes of ethics under Rule 17j-1 of the Investment Company Act. They permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the compliance department before making such investments.

PROXY VOTING GUIDELINES

The advisor is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. In exercising its voting obligations, the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing benefits to them. The advisor attempts to consider all factors of its vote that could affect the value of the investment. The funds' Board of
Directors has approved the advisor's proxy voting guidelines to govern the advisor's proxy voting activities.

The advisor and the board have agreed on certain significant contributors to shareholder value with respect to a number of matters that are often the subject of proxy solicitations for shareholder meetings. The proxy voting guidelines specifically address these considerations and establish a framework for the advisor's consideration of the vote that would be appropriate for the funds. In particular, the proxy voting guidelines outline principles and factors to be considered in the exercise of voting authority for proposals addressing:

*  Election of Directors

*  Ratification of Selection of Auditors

*  Equity-Based Compensation Plans

*  Anti-Takeover Proposals

   *  Cumulative Voting

   *  Staggered Boards

   *  "Blank Check" Preferred Stock

   *  Elimination of Preemptive Rights

   *  Non-targeted Share Repurchase

   *  Increase in Authorized Common Stock

   *  "Supermajority" Voting Provisions or Super Voting Share Classes

   *  "Fair Price" Amendments

   *  Limiting the Right to Call Special Shareholder Meetings

   *  Poison Pills or Shareholder Rights Plans

   *  Golden Parachutes

   *  Reincorporation

   *  Confidential Voting

   *  Opting In or Out of State Takeover Laws

*  Shareholder Proposals Involving Social, Moral or Ethical Matters

*  Anti-Greenmail Proposals

*  Changes to Indemnification Provisions

*  Non-Stock Incentive Plans

*  Director Tenure

*  Directors' Stock Options Plans

*  Director Share Ownership

------
29

Finally, the proxy voting guidelines establish procedures for voting of proxies in cases in which the advisor may have a potential conflict of interest.
Companies with which the advisor has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which American Century Investments votes on matters for the funds. To ensure that such a conflict of interest does not affect proxy votes cast for the funds, all discretionary (including case-by-case) voting for these companies will be voted in direct consultation with a committee of the independent directors of the funds.

In addition, to avoid any potential conflict of interest that may arise when one
American Century Investments fund owns shares of another American Century
Investments fund, the advisor will "echo vote" such shares, if possible. That is, it will vote the shares in the same proportion as the vote of all other holders of the shares. Shares of American Century Investments "NT" funds will be voted in the same proportion as the vote of the shareholders of the corresponding American Century Investments policy portfolio for proposals common to both funds. For example, NT Growth Fund shares will be echo voted in accordance with the votes of Growth Fund shareholders. In all other cases, the shares will be voted in direct consultation with a committee of the independent directors of the voting fund.

A copy of the advisor's proxy voting guidelines and information regarding how the advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available on the ABOUT US page at
americancentury.com. The advisor's proxy voting record also is available on the
SEC's website at sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The advisor (ACIM) has adopted policies and procedures with respect to the disclosure of fund portfolio holdings and characteristics, which are described below.

Distribution to the Public

Full portfolio holdings for each fund will be made available for distribution 30 days after the end of each calendar quarter, and will be posted on
americancentury.com at approximately the same time. This disclosure is in addition to the portfolio disclosure in annual and semi-annual shareholder reports, and on Form N-Q, which disclosures are filed with the Securities and
Exchange Commission within 60 days of each fiscal quarter end and also posted on
americancentury.com at the time the filings are made.

Top 10 holdings for each fund will be made available for distribution monthly 30 days after the end of each month, and will be posted on americancentury.com at approximately the same time.

Certain portfolio characteristics determined to be sensitive and confidential will be made available for distribution monthly 30 days after the end of each month, and will be posted on americancentury.com at approximately the same time.
Characteristics not deemed confidential will be available for distribution at any time. The advisor may make determinations of confidentiality on a fund-by-fund basis, and may add or delete characteristics from those considered confidential at any time.

So long as portfolio holdings are disclosed in accordance with the above parameters, the advisor makes no distinction among different categories of recipients, such as individual investors, institutional investors, intermediaries that distribute the funds' shares, third-party service providers, rating and ranking organizations, and fund affiliates. Because this information is publicly available and widely disseminated, the advisor places no conditions or restrictions on, and does not monitor, its use. Nor does the advisor require special authorization for its disclosure.

------
30

Accelerated Disclosure

The advisor recognizes that certain parties, in addition to the advisor and its affiliates, may have legitimate needs for information about portfolio holdings and characteristics prior to the times prescribed above. Such accelerated disclosure is permitted under the circumstances described below.

Ongoing Arrangements

Certain parties, such as investment consultants who provide regular analysis of fund portfolios for their clients and intermediaries who pass through information to fund shareholders, may have legitimate needs for accelerated disclosure. These needs may include, for example, the preparation of reports for customers who invest in the funds, the creation of analyses of fund characteristics for intermediary or consultant clients, the reformatting of data for distribution to the intermediary's or consultant's clients, and the review of fund performance for ERISA fiduciary purposes.

In such cases, accelerated disclosure is permitted if the service provider enters an appropriate non-disclosure agreement with the funds' distributor in which it agrees to treat the information confidentially until the public distribution date and represents that the information will be used only for the legitimate services provided to its clients (i.e., not for trading).
Non-disclosure agreements require the approval of an attorney in the advisor's legal department. The advisor's compliance department receives quarterly reports detailing which clients received accelerated disclosure, what they received, when they received it and the purposes of such disclosure. Compliance personnel are required to confirm that an appropriate non-disclosure agreement has been obtained from each recipient identified in the reports.

Those parties who have entered into non-disclosure agreements as of March 11,
2008, are as follows:

*  Aetna, Inc.

*  American Fidelity Assurance Co.

*  AUL/American United Life Insurance Company

*  Ameritas Life Insurance Corporation

*  Annuity Investors Life Insurance Company

*  Asset Services Company L.L.C.

*  Bell Globemedia Publishing

*  Bellwether Consulting, LLC

*  Bidart & Ross

*  Callan Associates, Inc.

*  Cambridge Financial Services, Inc.

*  Capital Cities, LLC

*  Charles Schwab & Co., Inc.

*  Cleary Gull Inc.

*  Commerce Bank, N.A.

*  Connecticut General Life Insurance Company

*  Consulting Services Group, LLC

*  CRA RogersCasey, Inc.

*  Defined Contribution Advisors, Inc.

*  EquiTrust Life Insurance Company

*  Evaluation Associates, LLC

*  Evergreen Investments

*  Farm Bureau Life Insurance Company

*  First MetLife Investors Insurance Company

*  Fund Evaluation Group, LLC

*  The Guardian Life Insurance & Annuity Company, Inc.

*  Hammond Associates, Inc.

*  Hewitt Associates LLC

*  ICMA Retirement Corporation

------
31

*  ING Life Insurance Company & Annuity Co.

*  Iron Capital Advisors

*  J.P. Morgan Retirement Plan Services LLC

*  Jefferson National Life Insurance Company

*  Jefferson Pilot Financial

*  Jeffrey Slocum & Associates, Inc.

*  Kansas City Life Insurance Company

*  Kmotion, Inc.

*  Liberty Life Insurance Company

*  The Lincoln National Life Insurance Company

*  Lipper Inc.

*  Manulife Financial

*  Massachusetts Mutual Life Insurance Company

*  Merrill Lynch

*  MetLife Investors Insurance Company

*  MetLife Investors Insurance Company of California

*  Midland National Life Insurance Company

*  Minnesota Life Insurance Company

*  Morgan Keegan & Co., Inc.

*  Morgan Stanley & Co., Incorporated

*  Morningstar Associates LLC

*  Morningstar Investment Services, Inc.

*  National Life Insurance Company

*  Nationwide Financial

*  New England Pension Consultants

*  Northwestern Mutual Life Insurance Co.

*  NT Global Advisors, Inc.

*  NYLIFE Distributors, LLC

*  Principal Life Insurance Company

*  Prudential Financial

*  Rocaton Investment Advisors, LLC

*  S&P Financial Communications

*  Scudder Distributors, Inc.

*  Security Benefit Life Insurance Co.

*  Smith Barney

*  SunTrust Bank

*  Symetra Life Insurance Company

*  Trusco Capital Management

*  Union Bank of California, N.A.

*  The Union Central Life Insurance Company

*  VALIC Financial Advisors

*  VALIC Retirement Services Company

*  Vestek Systems, Inc.

*  Wachovia Bank, N.A.

*  Wells Fargo Bank, N.A.

Once a party has executed a non-disclosure agreement, it may receive any or all of the following data for funds in which its clients have investments or are actively considering investment:

(1)  Full holdings quarterly as soon as reasonably available;

(2)  Full holdings monthly as soon as reasonably available;

(3)  Top 10 holdings monthly as soon as reasonably available; and

(4)  Portfolio characteristics monthly as soon as reasonably available.

------
32

The types, frequency and timing of disclosure to such parties vary. In most situations, the information provided pursuant to a non-disclosure agreement is limited to certain portfolio characteristics and/or top 10 holdings, which information is provided on a monthly basis. In limited situations, and when approved by a member of the legal department and responsible chief investment officer, full holdings may be provided.

Single Event Requests

In certain circumstances, the advisor may provide fund holding information on an accelerated basis outside of an ongoing arrangement with manager-level or higher authorization. For example, from time to time the advisor may receive requests for proposals (RFPs) from consultants or potential clients that request information about a fund's holdings on an accelerated basis. As long as such requests are on a one-time basis, and do not result in continued receipt of data, such information may be provided in the RFP as of the most recent month end regardless of lag time. Such information will be provided with a confidentiality legend and only in cases where the advisor has reason to believe that the data will be used only for legitimate purposes and not for trading.

In addition, the advisor occasionally may work with a transition manager to move a large account into or out of a fund. To reduce the impact to the fund, such transactions may be conducted on an in-kind basis using shares of portfolio securities rather than cash. The advisor may provide accelerated holdings disclosure to the transition manager with little or no lag time to facilitate such transactions, but only if the transition manager enters into an appropriate non-disclosure agreement.

Service Providers

Various service providers to the funds and the funds' advisor must have access to some or all of the funds' portfolio holdings information on an accelerated basis from time to time in the ordinary course of providing services to the funds. These service providers include the funds' custodian (daily, with no lag), auditors (as needed) and brokers involved in the execution of fund trades
(as needed). Additional information about these service providers and their relationships with the funds and the advisor are provided elsewhere in this statement of additional information.

Additional Safeguards

The advisor's policies and procedures include a number of safeguards designed to control disclosure of portfolio holdings and characteristics so that such disclosure is consistent with the best interests of fund shareholders. First, the frequency with which this information is disclosed to the public, and the length of time between the date of the information and the date on which the information is disclosed, are selected to minimize the possibility of a third party improperly benefiting from fund investment decisions to the detriment of fund shareholders. Second, distribution of portfolio holdings information, including compliance with the advisor's policies and the resolution of any potential conflicts that may arise, is monitored quarterly. Finally, the funds'
Board of Directors exercises oversight of disclosure of the funds' portfolio securities. The board has received and reviewed a summary of the advisor's policy and is informed on a quarterly basis of any changes to or violations of such policy detected during the prior quarter.

Neither the advisor nor the funds receive any compensation from any party for the distribution of portfolio holdings information.

The advisor reserves the right to change its policies and procedures with respect to the distribution of portfolio holdings information at any time. There is no guarantee that these policies and procedures will protect the funds from the potential misuse of holdings information by individuals or firms in possession of such information.

------
33

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of April 16, 2008, the following shareholders owned more than 5% of the outstanding shares of a class of a fund. The table shows shares owned of record.
Beneficial ownership of which American Century Investments is aware appears in a footnote to the table. Because Disciplined Growth 130/30 and Equity Growth
130/30 were not in operation as of April 16, 2008, they are not included in the table below.

                                                                   PERCENTAGE
                                                                   OF
                                                                   OUTSTANDING
                                                                   SHARES
FUND/                                                              OWNED OF
CLASS         SHAREHOLDER                                          RECORD
--------------------------------------------------------------------------------
Disciplined Growth
--------------------------------------------------------------------------------
  Investor Class
              None
--------------------------------------------------------------------------------
  Institutional Class
              Trustees of American Century                         77%
              P/S & 401k Savings Plan & Trust
              Kansas City, Missouri

              JPMorgan Chase TR                                    23%
              American Century Executive
              Def Comp Plan Trust
              Kansas City, Missouri
--------------------------------------------------------------------------------
  A Class
              Charles Schwab & Co., Inc.                           85%
              San Francisco, California

              American Enterprise Investment Svcs                  5%
              Minneapolis, Minnesota
--------------------------------------------------------------------------------
  B Class
              American Century Investment Management, Inc.         100%(1)
              Kansas City, Missouri
--------------------------------------------------------------------------------
  C Class
              American Century Investment Management, Inc.         100%(1)
              Kansas City, Missouri
--------------------------------------------------------------------------------
  R Class
              American Century Investment Management, Inc.         100%(1)
              Kansas City, Missouri
--------------------------------------------------------------------------------
Equity Growth
--------------------------------------------------------------------------------
  Investor Class
              Charles Schwab & Co. Inc.                            17%
              San Francisco, California

              Massachusetts Mutual Life Insurance Co.              7%
              Springfield, Massachusetts
--------------------------------------------------------------------------------
  Institutional Class
              Northwestern Mutual Life                             27%
              Milwaukee, Wisconsin

              Mercer Trust Co TR FBO Bosch                         15%
              Savings Incentive Plan
              Norwood, Massachusetts

              JPMorgan Chase Bank Trustee                          14%
              Phelps Dodge Employee Savings Plan
              Kansas City, Missouri

              UBATCO & Co. FBO College Savings Group               8%
              Lincoln, Nebraska

              Fidelity FIIOC TR FBO Certain                        7%
              Employee Benefit Plans
              Covington, Kentucky
--------------------------------------------------------------------------------

(1)  SHARES OWNED OF RECORD AND BENEFICIALLY.

------
34

                                                                   PERCENTAGE
                                                                   OF
                                                                   OUTSTANDING
                                                                   SHARES
FUND/                                                              OWNED OF
CLASS         SHAREHOLDER                                          RECORD
--------------------------------------------------------------------------------
Equity Growth
--------------------------------------------------------------------------------
  A Class
              Charles Schwab & Co., Inc.                           20%
              San Francisco, California

              Saxon & Co. FBO VI Omnibus Account                   8%
              Philadelphia, Pennsylvania
--------------------------------------------------------------------------------
  B Class
              None
--------------------------------------------------------------------------------
  C Class
              Delaware Charter Guarantee & Trust                   11%
              FBO Various Qualified Plans
              Des Moines, Iowa

              Delaware Charter Guarantee & Trust                   10%
              FBO Principal FINL GRP Omnibqual
              Des Moines, Iowa
--------------------------------------------------------------------------------
  R Class
              Hartford Life Insurance Company                      45%
              Hartford, Connecticut

              Lynne Fagan Gwilm Parry Tessa                        18%
              Cholmondeley FBO Medical Associates
              of Reston 401K Plan
              Ridgeland, Mississippi

              MG Trust Company Cust FBO Fairgrounds                17%
              Family Physicians 401k
              Denver, Colorado

              Citistreet Retirement Svcs                           14%
              Citigroup Institutional Trust
              Somerset, New Jersey
--------------------------------------------------------------------------------
Global Gold
--------------------------------------------------------------------------------
  Investor Class
              Charles Schwab & Co., Inc.                           16%
              San Francisco, California

              National Financial Services Corp.                    6%
              New York, New York
--------------------------------------------------------------------------------
  Institutional Class
              Trustees of American Century P/S                     81%
              & 401K Savings Plan & Trust
              Kansas City, Missouri

              JPMorgan Chase TR American Century                   18%
              Def Comp Plan Trust
              Kansas City, Missouri
--------------------------------------------------------------------------------
  A Class
              Delaware Charter Guarantee & Trust                   31%
              FBO Principal Fin Grp Omnibqual
              Des Moines, Iowa

              Delaware Charter Guarantee & Trust                    7%
              FBO Various Qualified Plans
              Des Moines, Iowa

              Charles Schwab & Co., Inc.                           6%
              San Francisco, California
--------------------------------------------------------------------------------
  B Class
              I.R.A. Marvin F. Estes                               40%(1)
              Lansing, Michigan

              American Century Investment Management, Inc.         27%(1)
              Kansas City, Missouri

              Pershing LLC                                         26%
              Jersey City, New Jersey
--------------------------------------------------------------------------------

(1)  SHARES OWNED OF RECORD AND BENEFICIALLY.

------
35

                                                                  PERCENTAGE
                                                                  OF
                                                                  OUTSTANDING
                                                                  SHARES
FUND/                                                             OWNED OF
CLASS        SHAREHOLDER                                          RECORD
--------------------------------------------------------------------------------
Global Gold
--------------------------------------------------------------------------------
  C Class
             American Century Investment Management, Inc.         15%(1)
             Kansas City, Missouri

             UBS Financial Services Inc.                          12%(1)
             FBO Robert L. Brooks and
             Francine E. Brooks, as TTEES
             of the Francine E. Brooks Trust
             Redding, California

             Pershing LLC                                         10%
             Jersey City, New Jersey

             AG Edwards & Sons Cust                               9%(1)
             FBO Nelson K. Miller IRA
             Monticello, Illinois

             LPL Financial Services                               8%
             San Diego, California

             Edward D. Jones & Co Cust                            8%(1)
             FBO Gail S. McClintock IRA
             Douglass, Texas

             UBS Financial Services Inc.                          8%(1)
             FBO RE & SM Melvard Co-TEES
             Richard E. & Shirley M. Melvard UA 12/01/1989
             Buffalo, Wyoming

             American Enterprise Investment Svcs                  7%
             Minneapolis, Minnesota
--------------------------------------------------------------------------------
  R Class
             American Century Investment Management, Inc.         100%(1)
             Kansas City, Missouri
--------------------------------------------------------------------------------
Income & Growth
--------------------------------------------------------------------------------
  Investor Class
             Charles Schwab & Co. Inc.                            13%
             San Francisco, California
--------------------------------------------------------------------------------
  Institutional Class
             JPMorgan Chase Bank Trustee Phelps                   12%
             Dodge Employee Savings Plan
             Kansas City, Missouri

             JPMorgan Chase Bank Trustee                          9%
              Aurora Health Care Inc.
             Kansas City, Missouri

             JPMorgan Chase Bank Trustee                          8%
             Allergan, Inc. Savings and Investment Plan
             Kansas City, Missouri

             Wachovia Bank                                        7%
             Charlotte, North Carolina

             JPMorgan Chase Bank Trustee                          6%
             Black & Veatch Employee Savings Plan
             Kansas City, Missouri

             Mercer Trust Co TR                                   5%
             FBO Arch Coal Employee Thrift Plan
             Norwood, Massachusetts
--------------------------------------------------------------------------------
  A Class
             Nationwide Insurance Company QPVA                    17%
             Columbus, Ohio

             Nationwide Trust Company FSB                         15%
             Columbus, Ohio

             Wells Fargo Bank NA FBO RPS                          11%
             American Century Income & Growth
             Minneapolis, Minnesota

             State Street Bank FBO ADP Daily Val                  8%
             North Quincy, Massachusetts
--------------------------------------------------------------------------------

(1)  SHARES OWNED OF RECORD AND BENEFICIALLY.

------
36

                                                             PERCENTAGE OF
FUND/                                                        OUTSTANDING SHARES
CLASS     SHAREHOLDER                                        OWNED OF RECORD
--------------------------------------------------------------------------------
Income & Growth
--------------------------------------------------------------------------------
  B Class
          American Century Investment Management Inc.        83%(1)
          Kansas City, Missouri

          NFS LLC FEBO JPMorgan Chase Bank                   17%(1)
          Trad IRA R/O Cus IRA of Robert O. Slonaker
          Newark, Ohio
--------------------------------------------------------------------------------
  C Class
          Pershing LLC                                       6%
          Jersey City, New Jersey

          NFS LLC FEBO NFS/FMTC IRA R/O                      6%(1)
          FBO Patricia B. Mackinnon
          Ventnor City, New Jersey

          Raymond James & Assoc Inc.                         6%(1)
          FBO Marie Bailey Bin #47367136
          St. Petersburg, Florida
--------------------------------------------------------------------------------
  R Class
          MLPF&S                                             57%
          Jacksonville, Florida

          GPC as Agent for MFS Heritage Trust Company        10%
          FBO Alpha Solutions Corporation EE Plan
          Atlanta, Georgia

          MG Trust Cust FBO Datavision SVP                   8%
          Denver, Colorado

          Union Bank of California TR Nominee                6%
          FBO RSG Securities 457/403(B) Plan/Omnibus A/C
          San Diego, California

          MG Trust Lifecare Home Svcs of NW PA Retir         6%
          Denver, Colorado
--------------------------------------------------------------------------------
International Core Equity
--------------------------------------------------------------------------------
  Investor Class
          American Century Investment Management, Inc.       45%(1)
          Kansas City, Missouri
--------------------------------------------------------------------------------
  Institutional Class
          American Century Investment Management, Inc.       78%(1)
          Kansas City, Missouri

          Trustees of American Century P/S                   15%
          & 401K Savings Plan & Trust
          Kansas City, Missouri

          JPMorgan Chase TR American Century Executive       7%
          Def Comp Plan Trust
          Kansas City, Missouri
--------------------------------------------------------------------------------
  A Class
          American Century Investment Management, Inc.       84%(1)
          Kansas City, Missouri
--------------------------------------------------------------------------------

(1)  SHARES OWNED OF RECORD AND BENEFICIALLY.

------
37

                                                                   PERCENTAGE
                                                                   OF
                                                                   OUTSTANDING
                                                                   SHARES
FUND/                                                              OWNED OF
CLASS    SHAREHOLDER                                               RECORD
--------------------------------------------------------------------------------
International Core Equity
--------------------------------------------------------------------------------
  B Class
         American Century Investment Management, Inc.              92%(1)
         Kansas City, Missouri

         MLPF&S                                                    7%
         Jacksonville, Florida
--------------------------------------------------------------------------------
  C Class
         American Century Investment Management, Inc.              90%(1)
         Kansas City, Missouri
--------------------------------------------------------------------------------
  R Class
         American Century Investment Management, Inc.              99.87%(1)
         Kansas City, Missouri
--------------------------------------------------------------------------------
Long-Short Equity
--------------------------------------------------------------------------------
  Investor Class
         National Financial Services Corp.                         28%
         New York, New York

         MLPF&S                                                    25%
         Jacksonville, Florida

         Charles Schwab & Co., Inc.                                16%
         San Francisco, California

         I.R.A.-Rollover Robert T. Jackson                         6%(1)
         Naples, Florida
--------------------------------------------------------------------------------
  Institutional Class
         Prudential Investment Mgmt Svc FBO Mutual Fund Clients    34%
         Newark, New Jersey

         Trustees of American Century                              32%
         P/S & 401k Savings Plan & Trust
         Kansas City, Missouri

         JPMorgan Chase TR American Century Executive              14%
         Def Comp Plan Trust
         Kansas City, Missouri

         Charles Schwab & Co., Inc.                                13%
         San Francisco, California

         National Financial Services Corp                          6%
         New York, New York
--------------------------------------------------------------------------------
  A Class
         Charles Schwab & Co, Inc.                                 77%
         San Francisco, California
--------------------------------------------------------------------------------
  B Class
         MLPF&S                                                    31%
         Jacksonville, Florida
--------------------------------------------------------------------------------
  C Class
         MLPF&S                                                    40%
         Jacksonville, Florida
--------------------------------------------------------------------------------

(1)  SHARES OWNED OF RECORD AND BENEFICIALLY.

------
38

                                                             PERCENTAGE OF
FUND/                                                        OUTSTANDING SHARES
CLASS   SHAREHOLDER                                          OWNED OF RECORD
--------------------------------------------------------------------------------
Long-Short Equity
--------------------------------------------------------------------------------
  R Class
        American Century Investment Management, Inc.         79%(1)
        Kansas City, Missouri

        MG Trust Company as Agent for Frontier Trust Co as   18%
        TR Dearborn Midwest Conveyor Co 401K
        Fargo, North Dakota
--------------------------------------------------------------------------------
NT Equity Growth
--------------------------------------------------------------------------------
  Institutional Class
        American Century Serv Port                           32%(1)
        LIVESTRONG(TM) 2025 Portfolio
        NT Equity Growth Omnibus
        Kansas City, Missouri

        American Century Serv Corp                           23%(1)
        LIVESTRONG(TM) 2015 Portfolio
        NT Equity Growth Omnibus
        Kansas City, Missouri

        American Century Serv Corp                           21%(1)
        LIVESTRONG(TM) 2035 Portfolio
        NT Equity Growth Omnibus
        Kansas City, Missouri

        American Century Serv Corp                           16%(1)
        LIVESTRONG(TM) 2045 Portfolio
        NT Equity Growth Omnibus
        Kansas City, Missouri

        American Century Serv Corp                           8%(1)
        LIVESTRONG(TM) Income Portfolio
        NT Equity Growth Omnibus
        Kansas City, Missouri
--------------------------------------------------------------------------------
NT Small Company
--------------------------------------------------------------------------------
  Institutional Class
        American Century Serv Port                           36%(1)
        LIVESTRONG(TM) 2025 Portfolio
        NT Small Company Omnibus
        Kansas City, Missouri

        American Century Serv Corp                           24%(1)
        LIVESTRONG(TM) 2035 Portfolio
        NT Small Company Omnibus
        Kansas City, Missouri

        American Century Serv Corp                           20%(1)
        LIVESTRONG(TM) 2045 Portfolio
        NT Small Company Omnibus
        Kansas City, Missouri

        American Century Serv Corp                           15%(1)
        LIVESTRONG(TM) 2015 Portfolio
        NT Small Company Omnibus
        Kansas City, Missouri

        American Century Serv Corp                           5%(1)
        LIVESTRONG(TM) Income Portfolio
        NT Small Company Omnibus
        Kansas City, Missouri
--------------------------------------------------------------------------------
Small Company
--------------------------------------------------------------------------------
  Investor Class
        Wells Fargo Bank NA                                  12%
        FBO ITT Industries Inv & Savings
        For Salaried Employees
        Minneapolis, Minnesota

        Charles Schwab & Co. Inc.                            11%
        San Francisco, California
--------------------------------------------------------------------------------

(1)  SHARES OWNED OF RECORD AND BENEFICIALLY.

------
39

                                                                  PERCENTAGE
                                                                  OF
                                                                  OUTSTANDING
                                                                  SHARES
FUND/                                                             OWNED OF
CLASS   SHAREHOLDER                                               RECORD
--------------------------------------------------------------------------------
Small Company
--------------------------------------------------------------------------------
  Investor Class
        Fidelity FIIOC TR FBO Certain Employee Benefit Plans      7%
        Covington, Kentucky
--------------------------------------------------------------------------------
  Institutional Class
        JPMorgan Chase Bank Trustee Koch Industries               18%
        Employee Savings Plan
        Kansas City, Missouri

        Kenneth E. Goodman William B. Sparks                      16%
        TR Forest Laboratories Inc.
        New York, New York

        Fidelity FIIOC TR FBO Certain Employee Benefit Plans      9%
        Covington, Kentucky

        Nationwide Trust Company FSB Trust                        9%
        FBO Participating Retirement Plans TPA-NTC
        Columbus, Ohio

        JPMorgan as Directed Trustee                              9%
        FBO Mastercard Intl Pension Plan Trust
        New York, New York

        Citibank NA Trustee FBO Rowan Companies Pension Plan      8%
        New York, New York
--------------------------------------------------------------------------------
  R Class
        MG Trust Lifecare Home Svcs of NW PA Retirement           64%
        Denver, Colorado

        Charles Schwab & Co Inc                                   24%
        San Francisco, California

        State Street Bank Trust Co Cust                           10%
        for Various Symetra Retirement Plans
        Kansas City, Missouri
--------------------------------------------------------------------------------
  Advisor Class
        John Hancock Life Ins Co. USA RPS                         28%
        Seg. Funds & Accounting ET-7
        Boston, Massachusetts

        Nationwide Trust Company FSB                              27%
        Columbus, Ohio

        American Century Serv Corp Schwab - Aggressive            9%
        Small Company Advisor Omnibus
        Kansas City, Missouri

        American Century Serv Corp Schwab-Moderately Aggressive   8%
        Small Company Advisor Omnibus
        Kansas City, Missouri
--------------------------------------------------------------------------------
Utilities
--------------------------------------------------------------------------------
  Investor Class
        Charles Schwab & Co. Inc.                                 22%
        San Francisco, California

        National Financial Services Corp                          5%
        New York, New York
--------------------------------------------------------------------------------

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund's outstanding shares. The funds are unaware of any other shareholders, beneficial or of record, who own more than
25% of the voting securities of the corporation. A shareholder owning of record or beneficially more than 25% of the corporation's outstanding shares may be considered a

------
40

controlling person. The vote of any such person could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders. As of April 16, 2008, the officers and directors of the funds, as a group, owned less than 1% of any class of a fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the corporation has hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds that are described below.

ACIM, ACS and ACIS are wholly owned, directly or indirectly, by ACC. James E.
Stowers, Jr. controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American Century Investment Management, Inc. (ACIM) serves as the investment advisor for each of the funds. A description of the responsibilities of the advisor appears in each prospectus under the heading MANAGEMENT.

For the services provided to each fund, the advisor receives a unified management fee based on a percentage of the net assets of each fund. For more information about the unified management fee, see THE INVESTMENT ADVISOR under the heading MANAGEMENT in each fund's prospectus. The annual rate at which this fee is assessed is determined daily in a multi-step process. First, each of the corporation's funds is categorized according to the broad asset class in which it invests (e.g., money market, bond or equity), and the assets of the funds in each category are totaled (Fund Category Assets). Second, the assets are totaled for certain other accounts managed by the advisor (Other Account Category
Assets). To be included, these accounts must have the same management team and investment objective as a fund in the same category with the same Board of
Directors as the corporation. Together, the Fund Category Assets and the Other
Account Category Assets comprise the "Investment Category Assets." The
Investment Category Fee Rate is then calculated by applying a fund's Investment
Category Fee Schedule to the Investment Category Assets and dividing the result by the Investment Category Assets. Finally, a separate Complex Fee Schedule is applied to the assets of all of the funds in the American Century family of funds (the Complex Assets), and the Complex Fee Rate is calculated based on the resulting total. The Investment Category Fee Rate and the Complex Fee Rate are
then added to determine the Management Fee Rate payable by a class of the fund to the advisor.

For purposes of determining the assets that comprise the Fund Category Assets,
Other Account Category Assets and Complex Assets, the assets of registered investment companies managed by the advisor that invest primarily in the shares of other registered investment companies shall not be included.

The schedules by which the unified management fee is determined are shown below.

INVESTMENT CATEGORY FEE SCHEDULE FOR:
EQUITY GROWTH, GLOBAL GOLD, INCOME & GROWTH, NT EQUITY GROWTH AND UTILITIES
--------------------------------------------------------------------------------
CATEGORY ASSETS                                                         FEE RATE
--------------------------------------------------------------------------------
First $1 billion                                                        0.5200%
--------------------------------------------------------------------------------
Next $5 billion                                                         0.4600%
--------------------------------------------------------------------------------
Next $15 billion                                                        0.4160%
--------------------------------------------------------------------------------
Next $25 billion                                                        0.3690%
--------------------------------------------------------------------------------
Next $50 billion                                                        0.3420%
--------------------------------------------------------------------------------
Next $150 billion                                                       0.3390%
--------------------------------------------------------------------------------
Thereafter                                                              0.3380%
--------------------------------------------------------------------------------

------
41

INVESTMENT CATEGORY FEE SCHEDULE FOR: DISCIPLINED GROWTH
--------------------------------------------------------------------------------
CATEGORY ASSETS                                                         FEE RATE
--------------------------------------------------------------------------------
First $1 billion                                                        0.8700%
--------------------------------------------------------------------------------
Next $5 billion                                                         0.8100%
--------------------------------------------------------------------------------
Next $15 billion                                                        0.7660%
--------------------------------------------------------------------------------
Next $25 billion                                                        0.7190%
--------------------------------------------------------------------------------
Next $50 billion                                                        0.6920%
--------------------------------------------------------------------------------
Next $150 billion                                                       0.6890%
--------------------------------------------------------------------------------
Thereafter                                                              0.6880%
--------------------------------------------------------------------------------

INVESTMENT CATEGORY FEE SCHEDULE FOR: LONG-SHORT EQUITY
--------------------------------------------------------------------------------
CATEGORY ASSETS                                                         FEE RATE
--------------------------------------------------------------------------------
First $1 billion                                                        1.2300%
--------------------------------------------------------------------------------
Next $5 billion                                                         1.1700%
--------------------------------------------------------------------------------
Next $15 billion                                                        1.1260%
--------------------------------------------------------------------------------
Next $25 billion                                                        1.0790%
--------------------------------------------------------------------------------
Next $50 billion                                                        1.0520%
--------------------------------------------------------------------------------
Next $150 billion                                                       1.0490%
--------------------------------------------------------------------------------
Thereafter                                                              1.0480%
--------------------------------------------------------------------------------

INVESTMENT CATEGORY FEE SCHEDULE FOR: NT SMALL COMPANY AND SMALL COMPANY
--------------------------------------------------------------------------------
CATEGORY ASSETS                                                         FEE RATE
--------------------------------------------------------------------------------
First $1 billion                                                        0.7200%
--------------------------------------------------------------------------------
Next $5 billion                                                         0.6600%
--------------------------------------------------------------------------------
Next $15 billion                                                        0.6160%
--------------------------------------------------------------------------------
Next $25 billion                                                        0.5690%
--------------------------------------------------------------------------------
Next $50 billion                                                        0.5420%
--------------------------------------------------------------------------------
Next $150 billion                                                       0.5390%
--------------------------------------------------------------------------------
Thereafter                                                              0.5380%
--------------------------------------------------------------------------------

INVESTMENT CATEGORY FEE SCHEDULE FOR: INTERNATIONAL CORE EQUITY
--------------------------------------------------------------------------------
CATEGORY ASSETS                                                         FEE RATE
--------------------------------------------------------------------------------
First $1 billion                                                        1.0000%
--------------------------------------------------------------------------------
Next $5 billion                                                         0.9400%
--------------------------------------------------------------------------------
Next $15 billion                                                        0.8960%
--------------------------------------------------------------------------------
Next $25 billion                                                        0.8490%
--------------------------------------------------------------------------------
Next $50 billion                                                        0.8220%
--------------------------------------------------------------------------------
Next $150 billion                                                       0.8190%
--------------------------------------------------------------------------------
Thereafter                                                              0.8180%
--------------------------------------------------------------------------------

INVESTMENT CATEGORY FEE SCHEDULE FOR:  DISCIPLINED GROWTH 130/30
--------------------------------------------------------------------------------
CATEGORY ASSETS                                                         FEE RATE
--------------------------------------------------------------------------------
First $1 billion                                                        1.3000%
--------------------------------------------------------------------------------
Next $5 billion                                                         1.2400%
--------------------------------------------------------------------------------
Next $15 billion                                                        1.1960%
--------------------------------------------------------------------------------
Next $25 billion                                                        1.1490%
--------------------------------------------------------------------------------
Next $50 billion                                                        1.1220%
--------------------------------------------------------------------------------
Next $150 billion                                                       1.1190%
--------------------------------------------------------------------------------
Thereafter                                                              1.1180%
--------------------------------------------------------------------------------

------
42

INVESTMENT CATEGORY FEE SCHEDULE FOR:  EQUITY GROWTH 130/30
--------------------------------------------------------------------------------
CATEGORY ASSETS                                                         FEE RATE
--------------------------------------------------------------------------------
First $1 billion                                                        1.1500%
--------------------------------------------------------------------------------
Next $5 billion                                                         1.0900%
--------------------------------------------------------------------------------
Next $15 billion                                                        1.0460%
--------------------------------------------------------------------------------
Next $25 billion                                                        0.9990%
--------------------------------------------------------------------------------
Next $50 billion                                                        0.9720%
--------------------------------------------------------------------------------
Next $150 billion                                                       0.9690%
--------------------------------------------------------------------------------
Thereafter                                                              0.9680%
--------------------------------------------------------------------------------

The Complex Fee is determined according to the schedule below.

                            INVESTOR, A, B, C,
                            R AND ADVISOR CLASSES           INSTITUTIONAL CLASS
COMPLEX ASSETS              FEE RATE                        FEE RATE
--------------------------------------------------------------------------------
First $2.5 billion          0.3100%                         0.1100%
--------------------------------------------------------------------------------
Next $7.5 billion           0.3000%                         0.1000%
--------------------------------------------------------------------------------
Next $15 billion            0.2985%                         0.0985%
--------------------------------------------------------------------------------
Next $25 billion            0.2970%                         0.0970%
--------------------------------------------------------------------------------
Next $25 billion            0.2870%                         0.0870%
--------------------------------------------------------------------------------
Next $25 billion            0.2800%                         0.0800%
--------------------------------------------------------------------------------
Next $25 billion            0.2700%                         0.0700%
--------------------------------------------------------------------------------
Next $25 billion            0.2650%                         0.0650%
--------------------------------------------------------------------------------
Next $25 billion            0.2600%                         0.0600%
--------------------------------------------------------------------------------
Next $25 billion            0.2550%                         0.0550%
--------------------------------------------------------------------------------
Thereafter                  0.2500%                         0.0500%
--------------------------------------------------------------------------------

On each calendar day, each class of each fund accrues a management fee that is equal to the class's Management Fee Rate times the net assets of the class divided by 365 (366 in leap years). On the first business day of each month, the funds pay a management fee to the advisor for the previous month. The fee for the previous month is the sum of the calculated daily fees for each class of a fund during the previous month.

The management agreement between the corporation and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of fund shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1)  the funds' Board of Directors, or a majority of outstanding shareholder votes (as defined in the Investment Company Act); and

(2)  the vote of a majority of the directors of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Directors or a majority of outstanding shareholder votes may terminate the management agreement at any time without payment of any penalty on 60 days' written notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The management agreement states that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, render services to others and devote time and attention to any other business whether of a similar or dissimilar nature.

------
43

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. A particular security may be bought for one client or fund on the same day it is sold for another client or fund, and a client or fund may hold a short position in a particular security at the same time another client or fund holds a long position. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. The advisor has adopted procedures designed to ensure such transactions will be allocated among clients and funds in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes such aggregation provides the best execution for the funds. The Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds, the terms of the management agreement, and any other appropriate considerations. The advisor receives no additional compensation or remuneration as a result of such aggregation. Because the short sales and purchases to close such short sales of Disciplined Growth 130/30,
Equity Growth 130/30 and Long-Short Equity are executed through Goldman, Sachs &
Co., such transactions are not aggregated with transactions of the other funds or those of the advisor's other clients.

Except as otherwise noted, unified management fees incurred by each fund for the six-month fiscal period ended June 30, 2007, and the fiscal periods ended
December 31, 2006, 2005 and 2004 are indicated in the following table. Because
Disciplined Growth 130/30 and Equity Growth 130/30 were not in operation as of
June 30, 2007, they are not included in the table below.

FUND              2007              2006           2005           2004
--------------------------------------------------------------------------------
Disciplined       $136,705(1)       $153,961       $18,923(2)     N/A
Growth
--------------------------------------------------------------------------------
Equity            $10,735,496(1)    $18,079,022    $12,890,226    $10,029,000
Growth
--------------------------------------------------------------------------------
Global Gold       $3,390,078(1)     $6,605,608     $4,271,332     $4,504,373
--------------------------------------------------------------------------------
Income &          $14,238,423(1)    $28,622,915    $30,378,534    $30,576,000
Growth
--------------------------------------------------------------------------------
International     $44,950(3)        N/A            N/A            N/A
Core Equity
--------------------------------------------------------------------------------
Long-Short        $847,019(1)       $339,309       $10,027(2)     N/A
Equity
--------------------------------------------------------------------------------
NT Equity         $188,296(1)       $173,527(4)    N/A            N/A
Growth
--------------------------------------------------------------------------------
NT Small          $69,411(1)        $62,693(4)     N/A            N/A
Company
--------------------------------------------------------------------------------
Small             $6,390,839(1)     $14,058,828    $13,608,887    $8,507,000
Company
--------------------------------------------------------------------------------
Utilities         $1,417,820(1)     $1,886,751     $1,826,154     $1,027,452
--------------------------------------------------------------------------------

(1)  JANUARY 1, 2007 THROUGH JUNE 30, 2007. THE FUND'S FISCAL YEAR END WAS
     CHANGED FROM DECEMBER 31 TO JUNE 30, RESULTING IN A SIX-MONTH ANNUAL
     REPORTING PERIOD. FOR THE YEARS BEFORE 2007, THE FUNDS' FISCAL YEAR END
     WAS DECEMBER 31.

(2)  FEES ACCRUED FROM SEPTEMBER 30, 2005 (INCEPTION) THROUGH DECEMBER 31,
     2005.

(3)  FEES ACCRUED FROM NOVEMBER 30, 2006 (INCEPTION) THROUGH JUNE 30, 2007.

(4)  FEES ACCRUED FROM MAY 12, 2006 (INCEPTION) THROUGH DECEMBER 31, 2006.

------
44

PORTFOLIO MANAGERS

Accounts Managed

The portfolio managers also may be responsible for the day-to-day management of various accounts, as indicated by the following table. None of these accounts has an advisory fee based on the performance of the account.

ACCOUNTS MANAGED (AS OF JUNE 30, 2007)
--------------------------------------------------------------------------------
                           REGISTERED
                           INVESTMENT                            OTHER
                           COMPANIES (E.G.,                      ACCOUNTS (E.G.,
                           AMERICAN                              SEPARATE
                           CENTURY              OTHER POOLED     ACCOUNTS AND
                           INVESTMENTS          INVESTMENT       CORPORATE
                           FUNDS AND            VEHICLES (E.G.,  ACCOUNTS,
                           AMERICAN             COMMINGLED       INCLUDING
                           CENTURY              TRUSTS           INCUBATION
                           INVESTMENTS -        AND 529          STRATEGIES AND
                           SUBADVISED           EDUCATION        CORPORATE
                           FUNDS)               SAVINGS PLANS)   MONEY)
--------------------------------------------------------------------------------
Kurt          Number of    7                    0                2
Borgwardt     Accounts
              ------------------------------------------------------------------
              Assets       $6,230,580,959(1)    N/A              $4,522,743
--------------------------------------------------------------------------------
Brian         Number of    8                    1                2
Ertley        Accounts
              ------------------------------------------------------------------
              Assets       $2,356,350,692(2)    $67,285,166      $264,664,279
--------------------------------------------------------------------------------
Melissa       Number of    6                    1                2
Fong(3)       Accounts
              ------------------------------------------------------------------
              Assets       $2,085,666,882(4)    $71,676,766      $213,750,421
--------------------------------------------------------------------------------
William       Number of    6                    1                2
Martin        Accounts
              ------------------------------------------------------------------
              Assets       $5,635,507,120(5)    $52,786,441      $16,434,743
--------------------------------------------------------------------------------
Claudia       Number of    0                    0                2
Musat(3)      Accounts
              ------------------------------------------------------------------
              Assets       N/A                  N/A              $4,053,818
--------------------------------------------------------------------------------
Lynette       Number of    6                    0                0
Pang          Accounts
              ------------------------------------------------------------------
              Assets       $1,457,079,088(6)    N/A              N/A
--------------------------------------------------------------------------------
John          Number of    8                    0                1
Schniedwind   Accounts
              ------------------------------------------------------------------
              Assets       $6,574,953,130(7)    N/A              $4,501,006
--------------------------------------------------------------------------------
Joseph B.     Number of    2                    0                0
Sterling      Accounts
              ------------------------------------------------------------------
              Assets       $1,464,515,194(8)    N/A              N/A
--------------------------------------------------------------------------------
Wilhelmine    Number of    7                    1                2
von Turk      Accounts
              ------------------------------------------------------------------
              Assets       $2,324,758,821(9)    $67,285,166      $264,664,279
--------------------------------------------------------------------------------
Thomas P.     Number of    11                   2                3
Vaiana        Accounts
              ------------------------------------------------------------------
              Assets       $6,973,772,061(10)   $120,071,607     $278,837,393
--------------------------------------------------------------------------------
Zili Zhang    Number of    8                    0                2
              Accounts
              ------------------------------------------------------------------
              Assets       $6,238,150,105(11)   N/A              $6,762,120
--------------------------------------------------------------------------------

(1)  INCLUDES $4,632,283,582 IN INCOME & GROWTH AND $172,810,160 IN
     LONG-SHORT EQUITY.

(2)  INCLUDES $31,591,871 IN DISCIPLINED GROWTH, $23,768,079 IN NT SMALL
     COMPANY AND $1,656,485,147 IN SMALL COMPANY.

(3)  MS. MUSAT AND MS. FONG BECAME PORTFOLIO MANAGERS ON FEBRUARY 15, 2008.
     INFORMATION IS PROVIDED AS OF FEBRUARY 15, 2008.

(4)  INCLUDES $1,579,437,434 IN NT SMALL COMPANY AND $506,229,448 IN SMALL
     COMPANY.

(5)  INCLUDES $31,591,871 IN DISCIPLINED GROWTH, $3,701,238,441 IN EQUITY
     GROWTH, $954,902,009 IN GLOBAL GOLD AND $91,849,523 IN NT EQUITY GROWTH.

(6)  INCLUDES $31,591,871 IN DISCIPLINED GROWTH.

(7)  INCLUDES $4,632,283,582 IN INCOME & GROWTH, $7,569,146 IN
     INTERNATIONAL CORE EQUITY AND $509,613,185 IN UTILITIES.

(8)  INCLUDES $954,902,009 IN GLOBAL GOLD AND $509,613,185 IN UTILITIES.

(9)  INCLUDES $23,768,079 IN NT SMALL COMPANY AND $1,656,485,147 IN SMALL
     COMPANY.

(10) INCLUDES $3,701,238,441 IN EQUITY GROWTH, $91,849,523 IN NT EQUITY
     GROWTH, $23,768,079 IN NT SMALL COMPANY AND $1,656,485,147 IN SMALL
     COMPANY.

(11) INCLUDES $4,632,283,582 IN INCOME & GROWTH, $7,569,146 IN
     INTERNATIONAL CORE EQUITY AND $172,810,160 IN LONG-SHORT EQUITY.

------
45

Potential Conflicts of Interest

Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century Investments has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century Investments client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy.
Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

For each investment strategy, one portfolio is generally designated as the
"policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions, if any, are referred to as "tracking portfolios."
When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages.
American Century Investments' trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century Investments may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century Investments has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American
Century Investments has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk.
Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

Finally, investment of American Century Investments' corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century Investments has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American
Century Investments to the detriment of client portfolios.

Compensation

American Century Investments portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. For the fiscal year ended June 30, 2007, it included the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

------
46

Base Salary

Portfolio managers receive base pay in the form of a fixed annual salary.

Bonus

A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. Fund investment performance is generally measured by a combination of one- and three-year pre-tax performance relative to various benchmarks and/or internally-customized peer groups, such as those indicated below. The performance comparison periods may be adjusted based on a fund's inception date or a portfolio manager's tenure on the fund.

FUND                       BENCHMARK                     PEER GROUP (1)
--------------------------------------------------------------------------------
Disciplined Growth         Russell 1000® Growth Index    Morningstar-Large
                                                         Cap Growth
--------------------------------------------------------------------------------
Equity Growth              S&P 500® Index                Morningstar-Large Blend
--------------------------------------------------------------------------------
Global Gold                Custom Benchmark-             Lipper-Specialty
                           rebalanced quarterly          Funds, Gold
--------------------------------------------------------------------------------
Income & Growth            S&P 500® Index                Morningstar-Large Value
--------------------------------------------------------------------------------
International Core Equity  MSCI EAFE Index               Morningstar-Foreign
                                                         Large Cap Blend
--------------------------------------------------------------------------------
Long-Short Equity          Citigroup 3 Month             Lipper-Equity Market
                           Treasury Bill                 Neutral Funds
--------------------------------------------------------------------------------
NT Equity Growth(2)        N/A                           N/A
--------------------------------------------------------------------------------
NT Small Company(2)        N/A                           N/A
--------------------------------------------------------------------------------
Small Company              S&P 600 Small Cap Index       Morningstar-Small Blend
--------------------------------------------------------------------------------
Utilities                  Custom Benchmark-             Lipper-Specialty
                           rebalanced semiannually       Funds, Utility
--------------------------------------------------------------------------------

(1)  CUSTOM PEER GROUPS ARE CONSTRUCTED USING ALL THE FUNDS IN THE
     INDICATED CATEGORIES AS A STARTING POINT. FUNDS ARE THEN ELIMINATED FROM
     THE PEER GROUP BASED ON A STANDARDIZED METHODOLOGY DESIGNED TO RESULT IN A
     FINAL PEER GROUP THAT IS BOTH MORE STABLE (I.E., HAS LESS PEER TURNOVER)
     OVER THE LONG TERM AND THAT MORE CLOSELY REPRESENTS THE FUND'S TRUE PEERS
     BASED ON INTERNAL INVESTMENT MANDATES.

(2)  PERFORMANCE OF "NT" FUNDS IS NOT SEPARATELY CONSIDERED IN DETERMINING
     PORTFOLIO MANAGER COMPENSATION.

Portfolio managers may have responsibility for multiple American Century
Investments mutual funds. In such cases, the performance of each is assigned a percentage weight appropriate for the portfolio manager's relative levels of responsibility. Portfolio managers also may have responsibility for other types of similarly managed portfolios. If the performance of a similarly managed account is considered for purposes of compensation, it is either measured in the same way as a comparable American Century Investments mutual fund (i.e., relative to the performance of a benchmark and/or peer group) or relative to the performance of such mutual fund.

A second factor in the bonus calculation relates to the performance of a number of American Century Investments funds managed according to one of the following investment styles: U.S. growth, U.S. value, international and fixed-income.
Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (equal or asset weighted) depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

A portion of portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

------
47

Restricted Stock Plans

Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

Deferred Compensation Plans

Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes.
Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century Investments mutual funds in which the portfolio manager chooses to invest them.

Ownership of Securities

The following table indicates the dollar range of securities of each fund beneficially owned by the fund's portfolio managers as of June 30, 2007, the fund's most recent fiscal year end. Because Disciplined Growth 130/30 and Equity
Growth 130/30 are new, they are not included in the table below.

OWNERSHIP OF SECURITIES
--------------------------------------------------------------------------------
                                    AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------
Disciplined Growth
  William Martin                      D
--------------------------------------------------------------------------------
  Brian Ertley                        B
--------------------------------------------------------------------------------
  Lynette Pang                        C
--------------------------------------------------------------------------------
Equity Growth
  William Martin                      D
--------------------------------------------------------------------------------
  Thomas P. Vaiana                    D
--------------------------------------------------------------------------------
Global Gold
  William Martin                      C
--------------------------------------------------------------------------------
  Joseph B. Sterling                  C
--------------------------------------------------------------------------------
Income & Growth
  John Schniedwind                    E
--------------------------------------------------------------------------------
  Kurt Borgwardt                      F
--------------------------------------------------------------------------------
  Zili Zhang                          E
--------------------------------------------------------------------------------
International Core Equity
  John Schniedwind                    D
--------------------------------------------------------------------------------
  Zili Zhang                          C
--------------------------------------------------------------------------------
Long-Short Equity
  Kurt Borgwardt                      G
--------------------------------------------------------------------------------
  Zili Zhang                          D
--------------------------------------------------------------------------------

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

------
48

OWNERSHIP OF SECURITIES
--------------------------------------------------------------------------------
                                    AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------
NT Equity Growth
  William Martin(1)                   A
--------------------------------------------------------------------------------
  Thomas P. Vaiana(1)                 A
--------------------------------------------------------------------------------
NT Small Company
  Brian Ertley(1)                     A
--------------------------------------------------------------------------------
  Thomas P. Vaiana(1)                 A
--------------------------------------------------------------------------------
  Wilhelmine von Turk(1)              A
--------------------------------------------------------------------------------
Small Company(2)
  Brian Ertley                        B
--------------------------------------------------------------------------------
  Thomas P. Vaiana                    D
--------------------------------------------------------------------------------
  Wilhelmine von Turk                 E
--------------------------------------------------------------------------------
Utilities
  John Schniedwind                    C
--------------------------------------------------------------------------------
  Joseph B. Sterling                  C
--------------------------------------------------------------------------------

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

(1)  THIS PORTFOLIO MANAGER SERVES ON AN INVESTMENT TEAM THAT OVERSEES A
     NUMBER OF FUNDS IN THE SAME BROAD INVESTMENT CATEGORY AND IS NOT EXPECTED
     TO INVEST IN EACH SUCH FUND.

(2)  TO FURTHER ENCOURAGE ALIGNMENT OF THE PORTFOLIO MANAGERS' INTERESTS
     WITH THOSE OF THE SHAREHOLDERS WHOSE ASSETS THEY MANAGE, PORTFOLIO MANAGERS
     ARE PERMITTED TO INVEST IN THE FUND EVEN THOUGH IT IS CLOSED TO NEW
     INVESTORS.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services, LLC, (ACS) 4500 Main Street, Kansas City, Missouri
64111, serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software, and personnel for the day-to-day administration of the funds and the advisor. The advisor pays
ACS's costs for serving as transfer agent and dividend-paying agent for the funds out of the advisor's unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption
INVESTMENT ADVISOR on page 41.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc.
(ACIS), a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City,
Missouri 64111.

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares. The advisor pays
ACIS's cost for serving as principal underwriter of the funds' shares out of the advisor's unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the heading INVESTMENT ADVISOR on page 41. ACIS does not earn commissions for distributing the funds' shares.

------
49

Certain financial intermediaries unaffiliated with the distributor or the funds may perform various administrative and shareholder services for their clients who are invested in the funds. These services may include assisting with fund purchases, redemptions and exchanges, distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder services that would otherwise be provided by the distributor or its affiliates. The distributor may pay fees out of its own resources to such financial intermediaries for the provision of these services.

CUSTODIAN BANKS

Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, serves as custodian of the funds' assets. In addition, JPMorgan Chase Bank, 4 Metro Tech
Center, Brooklyn, New York 11245, serves as custodian for Disciplined Growth,
Equity Growth, Global Gold, Income & Growth, International Core Equity, NT
Equity Growth, NT Small Company, Small Company and Utilities. We anticipate that
Commerce Bank N.A. and JPMorgan Chase Bank will also serve as custodians for
Disciplined Growth 130/30 and Equity Growth 130/30 upon those funds' inception and State Street Bank and Trust Company, One Lincoln Street, Boston,
Massachusetts 02111, serves as custodian of Long-Short Equity's assets. State
Street Bank and Trust Company also performs certain investment accounting and recordkeeping functions on behalf of Long-Short Equity. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians. JPMorgan Chase Bank is paid based on the monthly average of assets held in custody plus a transaction fee.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP is the independent registered public accounting firm of the funds. The address of PricewaterhouseCoopers LLP is 1055 Broadway, 10th
Floor, Kansas City, Missouri 64105. As the independent registered public accounting firm of the funds, PricewaterhouseCoopers provides services including

(1)  auditing the annual financial statements for each fund, and

(2)  assisting and consulting in connection with SEC filings.

BROKERAGE ALLOCATION

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. The funds' policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the advisor may take into consideration the factors discussed below when selecting brokers.

The advisor receives statistical and other information and services, including research, without cost from brokers and dealers. The advisor evaluates such information and services, together with all other information that it may have, in supervising and managing the investments of the funds. Because such information and services may vary in amount, quality and reliability, their influence in selecting brokers varies from none to very substantial. The advisor intends to continue to place some of the funds' brokerage business with one or more brokers who provide information and services. Such information and services will be in addition to and not in lieu of services required to be performed by the advisor. The advisor does not utilize brokers that provide such information and services for the purpose of reducing the expense of providing required services to the funds.

------
50

Except as otherwise noted, in the six-month fiscal period ended June 30, 2007, and the fiscal periods ended December 31, 2006, 2005 and 2004, the brokerage commissions of each fund are listed in the following table. Because Disciplined
Growth 130/30 and Equity Growth 130/30 were not in operation as of June 30,
2007, they are not included in the table below.

FUND                2007              2006           2005           2004
--------------------------------------------------------------------------------
Disciplined         $12,046(1)        $14,554        $3,062(2)      N/A
Growth
--------------------------------------------------------------------------------
Equity              $1,551,510(1)     $2,921,198     $1,339,900     $5,483,178
Growth
--------------------------------------------------------------------------------
Global Gold         $220,331(1)       $984,335       $454,829       $783,446
--------------------------------------------------------------------------------
Income &            $1,357,295(1)     $3,361,841     $2,406,735     $12,539,672
Growth
--------------------------------------------------------------------------------
International       $9,079(3)         N/A            N/A            N/A
Core Equity
--------------------------------------------------------------------------------
Long-Short          $150,922          $93,669        $2,835(2)      N/A
Equity
--------------------------------------------------------------------------------
NT Equity           $36,111(1)        $38,267(4)     N/A            N/A
Growth
--------------------------------------------------------------------------------
NT Small            $11,664(1)        $15,018(4)     N/A            N/A
Company
--------------------------------------------------------------------------------
Small               $802,463(1)       $2,623,476     $1,932,158     $3,228,335
Company
--------------------------------------------------------------------------------
Utilities           $91,552(1)        $115,814       $88,649        $85,172
--------------------------------------------------------------------------------

(1)  JANUARY 1, 2007 THROUGH JUNE 30, 2007. THE FUNDS' FISCAL YEAR END WAS
     CHANGED FROM DECEMBER 31 TO JUNE 30, RESULTING IN A SIX-MONTH ANNUAL
     REPORTING PERIOD. FOR THE YEARS BEFORE 2007, THE FUNDS' FISCAL YEAR END WAS
     DECEMBER 31.

(2)  COMMISSIONS PAID FROM SEPTEMBER 30, 2005 (INCEPTION) THROUGH DECEMBER
     31, 2005.

(3)  COMMISSIONS PAID FROM NOVEMBER 30, 2006 (INCEPTION) THROUGH JUNE 30,
     2007.

(4)  COMMISSIONS PAID FROM MAY 12, 2006 (INCEPTION) THROUGH DECEMBER 31,
     2006.

Brokerage commissions paid by a fund may vary significantly from year to year as a result of changing asset levels throughout the year, portfolio turnover, varying market conditions and other factors. The relatively high brokerage commissions paid by Equity Growth and Income & Growth in 2004 was primarily due to increased use of principal bids. The relatively high brokerage commissions paid by Small Company in 2004 was a result of an increase in securities purchased by the fund due to a substantial inflow of assets into the fund.

The brokerage commissions paid by the funds may exceed those that another broker might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker. Research services furnished by brokers through whom the funds effect securities transactions may be used by the advisor in servicing all of its accounts, and not all such services may be used by the advisor in managing the portfolios of the funds.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities, expert personnel and technological systems of a broker often enable the funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place their over-the-counter transactions with principal market makers, but also may deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

The funds' distributor (ACIS) and investment advisor (ACIM) are wholly owned, directly or indirectly, by ACC. JPMorgan Chase & Co. (JPM) is an equity investor in ACC. The funds paid J.P. Morgan Securities Inc. (JPMS), a subsidiary of JPM, the following brokerage commissions for the six-month fiscal period ended June
30, 2007, and the fiscal periods ended December 31, 2006, 2005 and 2004. Because
Disciplined Growth 130/30 and Equity Growth 130/30 were not in operation as of
June 30, 2007, they are not included in the table below.

------
51

FUND                           2007          2006       2005      2004
--------------------------------------------------------------------------------
Disciplined Growth             0(1)          0          0(2)      N/A
--------------------------------------------------------------------------------
Equity Growth                  0(1)          0          0         $457
--------------------------------------------------------------------------------
Global Gold                    0(1)          $4,480     0         0
--------------------------------------------------------------------------------
Income & Growth                $11,453(1)    $15,639    0         $1,164
--------------------------------------------------------------------------------
International Core Equity      0(3)          N/A        N/A       N/A
--------------------------------------------------------------------------------
Long-Short Equity              0(1)          0          0(2)      N/A
--------------------------------------------------------------------------------
NT Equity Growth               $4(1)         0(4)       N/A       N/A
--------------------------------------------------------------------------------
NT Small Company               0(1)          $87(4)     N/A       N/A
--------------------------------------------------------------------------------
Small Company                  0(1)          $9,443     0         0
--------------------------------------------------------------------------------
Utilities                      $19,914(1)    0          $1,532    $1,800
--------------------------------------------------------------------------------

(1)  JANUARY 1, 2007 THROUGH JUNE 30, 2007. THE FUND'S FISCAL YEAR END WAS
     CHANGED FROM DECEMBER 31 TO JUNE 30, RESULTING IN A SIX-MONTH ANNUAL
     REPORTING PERIOD. FOR THE YEARS BEFORE 2007, THE FUNDS' FISCAL YEAR END
     WAS DECEMBER 31.

(2)  COMMISSIONS PAID FROM SEPTEMBER 30, 2005 (INCEPTION) THROUGH DECEMBER
     31, 2005.

(3)  COMMISSIONS PAID FROM NOVEMBER 30, 2006 (INCEPTION) THROUGH JUNE 30,
     2007.

(4)  COMMISSIONS PAID FROM MAY 12, 2006 (INCEPTION) THROUGH DECEMBER 31,
     2006.

For the six-month fiscal period ended June 30, 2007, the following table shows the percentage of each fund's aggregate brokerage commissions paid to JPMS and the percentage of each fund's aggregate dollar amount of portfolio transactions involving the payment of commissions effected through JPMS. Because Disciplined
Growth 130/30 and Equity Growth 130/30 were not in operation as of June 30,
2007, they are not included in the table below.

                                                                 PERCENTAGE OF
                                       PERCENTAGE OF             DOLLAR AMOUNT
                                       BROKERAGE                 OF PORTFOLIO
FUND                                   COMMISSIONS               TRANSACTIONS
--------------------------------------------------------------------------------
Disciplined Growth                     0.00%                     0.00%
--------------------------------------------------------------------------------
Equity Growth                          0.00%                     0.00%
--------------------------------------------------------------------------------
Global Gold                            0.00%                     0.00%
--------------------------------------------------------------------------------
Income & Growth                        0.84%                     0.23%
--------------------------------------------------------------------------------
International Core Equity(1)           0.00%                     0.00%
--------------------------------------------------------------------------------
Long-Short Equity                      0.00%                     0.00%
--------------------------------------------------------------------------------
NT Equity Growth                       0.01%                     0.00%
--------------------------------------------------------------------------------
NT Small Company                       0.00%                     0.00%
--------------------------------------------------------------------------------
Small Company                          0.00%                     0.00%
--------------------------------------------------------------------------------
Utilities                              21.75%                    5.43%
--------------------------------------------------------------------------------

(1)  COMMISSIONS PAID FROM NOVEMBER 30, 2006 (INCEPTION) THROUGH JUNE 30,
     2007.

For the fiscal year ended December 31, 2006, the following table shows the percentage of each fund's aggregate brokerage commissions paid to JPMS and the percentage of each fund's aggregate dollar amount of portfolio transactions involving the payment of commissions effected through JPMS. Because
International Core Equity was not in operation as of its fiscal year end, it is not included in the table below.

------
52

                                                                PERCENTAGE OF
                                  PERCENTAGE OF                 DOLLAR AMOUNT
                                  BROKERAGE                     OF PORTFOLIO
FUND                              COMMISSIONS                   TRANSACTIONS
--------------------------------------------------------------------------------
Disciplined Growth                0.00%                         0.00%
--------------------------------------------------------------------------------
Equity Growth                     0.00%                         0.00%
--------------------------------------------------------------------------------
Global Gold                       0.46%                         0.71%
--------------------------------------------------------------------------------
Income & Growth                   0.47%                         0.16%
--------------------------------------------------------------------------------
Long-Short Equity                 0.00%                         0.00%
--------------------------------------------------------------------------------
NT Equity Growth(1)               0.00%                         0.00%
--------------------------------------------------------------------------------
NT Small Company(1)               0.58%                         0.11%
--------------------------------------------------------------------------------
Small Company                     0.36%                         0.08%
--------------------------------------------------------------------------------
Utilities                         0.00%                         0.00%
--------------------------------------------------------------------------------

(1)  COMMISSIONS PAID FROM MAY 12, 2006 (INCEPTION) THROUGH DECEMBER 31,
     2006.

REGULAR BROKER-DEALERS

As of the end of its most recently completed fiscal year, each of the funds listed below owned securities of its regular brokers or dealers (as identified by Rule 10b-1 under the Investment Company Act of 1940) or of their parent companies. Because Disciplined Growth 130/30 and Equity Growth 130/30 were not in operation as of June 30, 2007, they are not included in the table below.

                                                           VALUE OF SECURITIES
                                                           OWNED AS OF
FUND                  BROKER, DEALER OR PARENT             JUNE 30, 2007
--------------------------------------------------------------------------------
Disciplined           None
Growth
--------------------------------------------------------------------------------
Equity Growth         Citigroup, Inc.                      $124,459,442
                      ----------------------------------------------------------
                      Morgan Stanley                       $81,281,817
                      ----------------------------------------------------------
                      Goldman Sachs Group Inc.             $71,481,116
                      ----------------------------------------------------------
                      Bank of America Corp.                $71,322,541
                      ----------------------------------------------------------
                      Merrill Lynch & Company, Inc.        $14,217,459
--------------------------------------------------------------------------------
Global Gold           None
--------------------------------------------------------------------------------
Income &              Citigroup, Inc.                      $144,852,295
Growth                ----------------------------------------------------------
                      Bank of America Corp.                $134,709,942
                      ----------------------------------------------------------
                      Morgan Stanley                       $91,764,720
                      ----------------------------------------------------------
                      Goldman Sachs Group Inc.             $89,129,551
                      ----------------------------------------------------------
                      Merrill Lynch & Company, Inc.        $69,240,012
                      ----------------------------------------------------------
                      Lehman Brothers Holdings, Inc.       $37,413,884
--------------------------------------------------------------------------------
International         ING Groep N.V. CVA                   $102,081
Core Equity           ----------------------------------------------------------
                      Credit Suisse Group                  $96,082
--------------------------------------------------------------------------------
Long-Short            Morgan Stanley                       $3,048,955
Equity                ----------------------------------------------------------
                      Goldman Sachs Group Inc.             $880,222
                      ----------------------------------------------------------
                      Citigroup Inc.                       $14,207
                      ----------------------------------------------------------
                      Lehman Brothers Holdings, Inc.       $2,906
--------------------------------------------------------------------------------
NT Equity             Citigroup Inc.                       $2,995,798
Growth                ----------------------------------------------------------
                      Bank of America Corp.                $2,095,523
                      ----------------------------------------------------------
                      Morgan Stanley                       $1,997,350
                      ----------------------------------------------------------
                      Goldman Sachs Group Inc.             $1,730,099
                      ----------------------------------------------------------
                      Merrill Lynch & Company, Inc.        $338,750
--------------------------------------------------------------------------------
NT Small              None
Company
--------------------------------------------------------------------------------
Small                 None
Company
--------------------------------------------------------------------------------
Utilities             None
--------------------------------------------------------------------------------

------
53

INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this statement of additional information is a series of shares issued by the corporation, and shares of each fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. See MULTIPLE CLASS STRUCTURE, which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so investors holding more than 50% of the corporation's (all funds') outstanding shares may be able to elect a Board of
Directors. The corporation undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of directors is determined by the votes received from all the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The assets belonging to each series are held separately by the custodian and the shares of each series represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series.
Within their respective series or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The corporation's Board of Directors has adopted a multiple class plan pursuant to Rule 18f-3 adopted by the SEC. The plan is described in the prospectus of any fund that offers more than one class. Pursuant to such plan, the funds may issue up to seven classes of shares: Investor Class, Institutional Class, A Class, B
Class, C Class, R Class and Advisor Class. Not all funds offer all seven classes.

The Investor Class is made available to investors directly from American Century
Investments and/or through some financial intermediaries. Investor Class shares charge a single unified management fee, without any load or commission payable to American Century Investments. Additional information regarding eligibility for Investor Class shares may be found in the funds' prospectuses. The
Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge this class a lower total management fee. The A, B, C and Advisor Classes also are made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The R Class is made available through financial intermediaries and is generally used in 401(k)
and other retirement plans. The unified management fee for the A, B, C, R and
Advisor Classes is the same as for Investor Class, but the A, B, C, R and
Advisor Class shares each are subject to a separate Master Distribution and
Individual Shareholder Services Plan (the A Class Plan, B Class Plan, C Class
Plan, R Class Plan and Advisor Class Plan, respectively, and collectively, the plans) described below. The plans have been adopted by the funds' Board of
Directors in accordance with Rule 12b-1 adopted by the SEC under the Investment
Company Act.

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of
Directors and approved by its shareholders. Pursuant to such rule, the Board of
Directors and initial shareholder of the funds' A, B, C, R and Advisor Classes
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54

have approved and entered into the A Class Plan, B Class Plan, C Class Plan, R
Class Plan and Advisor Class Plan, respectively. The plans are described below.

In adopting the plans, the Board of Directors (including a majority of directors who are not interested persons of the funds [as defined in the Investment
Company Act], hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the plans would benefit the funds and the shareholders of the affected class. Some of the anticipated benefits include improved name recognition of the funds generally; and growing assets in existing funds, which helps retain and attract investment management talent, provides a better environment for improving fund performance, and can lower the total expense ratio for funds with stepped-fee schedules. Pursuant to Rule
12b-1, information about revenues and expenses under the plans is presented to the Board of Directors quarterly for its consideration in continuing the plans.
Continuance of the plans must be approved by the Board of Directors, including a majority of the independent directors, annually. The plans may be amended by a vote of the Board of Directors, including a majority of the independent directors, except that the plans may not be amended to materially increase the amount spent for distribution without majority approval of the shareholders of the affected class. The plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by a majority of the outstanding shareholder votes of the affected class.

All fees paid under the plans will be made in accordance with Section 2830 of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA).

A Class Plan

As described in the prospectuses, the A Class shares of the funds are made available to participants in employer-sponsored retirement plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds'
shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for A Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the A Class Plan. Pursuant to the A Class Plan, the A Class pays the funds' distributor 0.25% annually of the average daily net asset value of the A Class shares. The distributor may use these fees to pay for certain individual shareholder services (as described below) and for distribution services, including past distribution services (as described below). This payment is fixed at 0.25% and is not based on expenses incurred by the distributor. Because Disciplined Growth 130/30 and Equity Growth 130/30 were not in operation as of their fiscal year end, no fees were paid under the A
Class Plans. During the fiscal year ended June 30, 2007, the aggregate amount of fees paid under the A Class Plan was:

International Core Equity             $1,650(1)
Long-Short Equity                    $95,423(2)

(1)  INCEPTION (NOVEMBER 30, 2006) THROUGH JUNE 30, 2007.

(2)  JANUARY 1, 2007 THROUGH JUNE 30, 2007. THE FUND'S FISCAL YEAR END WAS
     CHANGED FROM DECEMBER 31 TO JUNE 30, RESULTING IN A SIX-MONTH ANNUAL
     REPORTING PERIOD.

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55

During the fiscal year ended December 31, 2006, the aggregate amount of fees paid under the A Class Plan was:

Long-Short Equity                       $30,817

The distributor then makes these payments to the financial intermediaries
(including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the A Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of A Class shares, which services may include but are not limited to:

(a)  paying sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell A Class shares pursuant to selling agreements;

(b)  compensating registered representatives or other employees of the distributor who engage in or support distribution of the funds' A Class shares;

(c)  compensating and paying expenses (including overhead and telephone expenses) of the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

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56

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the FINRA; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

B Class Plan

As described in the prospectuses, the B Class shares of the funds are made available to participants in employer-sponsored retirement plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds'
shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for B Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the B Class Plan. Pursuant to the B Class Plan, the B Class pays the funds' distributor 1.00% annually of the average daily net asset value of the funds' B Class shares, 0.25% of which is paid for certain ongoing individual shareholder and administrative services (as described below)
and 0.75% of which is paid for distribution services, including past distribution services (as described below). This payment is fixed at 1.00% and is not based on expenses incurred by the distributor. Because the B Classes of
Disciplined Growth, Disciplined Growth 130/30, Equity Growth, Equity Growth
130/30, Global Gold and Income & Growth were not in operation as of their fiscal year end, no fees were paid under the B Class Plans. During the fiscal year ended June 30, 2007, the aggregate amount of fees paid under the B Class Plan was:

International Core Equity              $6,556(1)
Long-Short Equity                     $10,410(2)

(1)  INCEPTION (NOVEMBER 30, 2006) THROUGH JUNE 30, 2007.

(2)  JANUARY 1, 2007 THROUGH JUNE 30, 2007. THE FUND'S FISCAL YEAR END WAS
     CHANGED FROM DECEMBER 31 TO JUNE 30, RESULTING IN A SIX-MONTH ANNUAL
     REPORTING PERIOD.

During the fiscal year ended December 31, 2006, the aggregate amount of fees paid under the B Class Plan was:

Long-Short Equity                        $7,275

The distributor then makes these payments to the financial intermediaries
(including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the B Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

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57

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of B Class shares, which services may include but are not limited to:

(a)  paying sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell B Class shares pursuant to selling agreements;

(b)  compensating registered representatives or other employees of the distributor who engage in or support distribution of the funds' B Class shares;

(c)  compensating and paying expenses (including overhead and telephone expenses) of the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the FINRA; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

C Class Plan

As described in the prospectuses, the C Class shares of the funds are made available to participants in employer-sponsored retirement plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds'
shares in various investment products or in connection with various financial services.

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58

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for C Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the C Class Plan. Pursuant to the C Class Plan, the C Class pays the funds' distributor 1.00% annually of the average daily net asset value of the C Class shares, 0.25% of which is paid for certain ongoing individual shareholder and administrative services (as described below) and
0.75% of which is paid for distribution services, including past distribution services (as described below). This payment is fixed at 1.00% and is not based on expenses incurred by the distributor. Because the C Classes of Disciplined
Growth, Disciplined Growth 130/30, Equity Growth 130/30 and Global Gold were not in operation as of their fiscal year end, no fees were paid under the C Class
Plans. During the fiscal year ended June 30, 2007, the aggregate amount of fees paid under the C Class Plan was:

Equity Growth                      $58,909(1)
Income & Growth                     $9,793(1)
International Core Equity           $6,580(2)
Long-Short Equity                  $70,345(1)

(1)  JANUARY 1, 2007 THROUGH JUNE 30, 2007. THE FUND'S FISCAL YEAR END WAS
     CHANGED FROM DECEMBER 31 TO JUNE 30, RESULTING IN A SIX-MONTH ANNUAL
     REPORTING PERIOD.

(2)  INCEPTION (NOVEMBER 30, 2006) THROUGH JUNE 30, 2007.

During the fiscal year ended December 31, 2006, the aggregate amount of fees paid under the C Class Plan was:

Equity Growth                         $72,366
Income & Growth                       $20,064
Long-Short Equity                     $22,405

The distributor then makes these payments to the financial intermediaries
(including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the C Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

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59

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of C Class shares, which services may include but are not limited to:

(a)  paying sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell C Class shares pursuant to selling agreements;

(b)  compensating registered representatives or other employees of the distributor who engage in or support distribution of the funds' C Class shares;

(c)  compensating and paying expenses (including overhead and telephone expenses) of the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the FINRA; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

R Class Plan

As described in the prospectuses, the R Class shares of the funds are made available to participants in employer-sponsored retirement plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds'
shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for R Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

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60

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the R Class Plan. Pursuant to the R Class Plan, the R Class pays the funds' distributor 0.50% annually of the average daily net asset value of the R Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution services, including past distribution services (as described below). This payment is fixed at 0.50% and is not based on expenses incurred by the distributor. Because the R Class of Disciplined Growth 130/30, Equity Growth
130/30 and Global Gold were not in operation as of their fiscal year end, no fees were paid under the R Class Plans. During the fiscal year ended June 30,
2007, the aggregate amount of fees paid under the R Class Plan was:

Disciplined Growth                     $1,496(1)
Equity Growth                          $2,217(1)
Income & Growth                        $1,810(1)
International Core Equity              $3,274(2)
Long-Short Equity                      $1,354(1)
Small Company                            $933(1)

(1)  JANUARY 1, 2007 THROUGH JUNE 30, 2007. THE FUND'S FISCAL YEAR END WAS
     CHANGED FROM DECEMBER 31 TO JUNE 30, RESULTING IN A SIX-MONTH ANNUAL
     REPORTING PERIOD.

(2)  INCEPTION (NOVEMBER 30, 2006) THROUGH JUNE 30, 2007.

During the fiscal year ended December 31, 2006, the aggregate amount of fees paid under the R class Plan was:

Disciplined Growth                       $2,720
Equity Growth                            $1,096
Income & Growth                          $2,712
Long-Short Equity                        $2,616
Small Company                           $19,499

The distributor then makes these payments to the financial intermediaries
(including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the R Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of R Class shares, which services may include but are not limited to:

(a)  paying sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell R Class shares pursuant to selling agreements;

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61

(b)  compensating registered representatives or other employees of the distributor who engage in or support distribution of the funds' R Class shares;

(c)  compensating and paying expenses (including overhead and telephone expenses) of the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the FINRA; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

Advisor Class Plan

As described in the prospectuses, the funds' Advisor Class shares are made available to participants in employer-sponsored retirement plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds'
shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.

To make the funds' shares available through such plans and financial intermediaries, and to compensate them for these services, the funds' Board of
Directors has adopted the Advisor Class Plan. Prior to September 4, 2007, the
Advisor Class Plan required the Advisor Class to pay 0.50% annually of the aggregate average daily net assets of the funds' Advisor Class shares, 0.25% for certain ongoing shareholder and administrative services (as described below) and
0.25% for distribution services, including past distribution services (as described below). However, at a shareholder meeting on July 27, 2007, the
Advisor Class shareholders approved a decrease in the fee required by the
Advisor Class Plan of 0.25%, and a corresponding increase in the Advisor Class management fee. This change was made because the administrative services portion of the 12b-1 fee does not need to be made out of the 12b-1 plan, but may properly be made out of the funds' unified fee, consistent with the other classes of the funds. This

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62

change resulted in no difference in the overall fee for the Advisor Class, but will lower the amount of the 12b-1 fee charged under the Advisor Class Plan from and after September 4, 2007. After that date, pursuant to the Advisor Class
Plan, the Advisor Class pays the funds' distributor 0.25% annually of the aggregate average daily net assets of the funds' Advisor Class shares, which is paid for certain ongoing individual shareholder services (as described below)
and for distribution services, including past distribution services (as described below). This payment is fixed at 0.25% and is not based on expenses incurred by the distributor. During the fiscal year ended June 30, 2007, the aggregate amount of fees paid under the Advisor Class Plan was:

Disciplined Growth                    $2,512(1)
Equity Growth                     $1,134,702(1)
Global Gold                          $14,946(1)
Income & Growth                   $1,748,146(1)
Small Company                       $893,426(1)
Utilities                            $15,974(1)

(1)  JANUARY 1, 2007 THROUGH JUNE 30, 2007. THE FUND'S FISCAL YEAR END WAS
     CHANGED FROM DECEMBER 31 TO JUNE 30, RESULTING IN A SIX-MONTH ANNUAL
     REPORTING PERIOD.

During the fiscal year ended December 31, 2006, the aggregate amount of fees paid under the Advisor Class Plan was:

Disciplined Growth                       $2,816
Equity Growth                        $1,752,248
Global Gold                             $27,570
Income & Growth                      $3,471,200
Small Company                        $1,903,412
Utilities                               $25,670

The distributor then makes these payments to the financial intermediaries
(including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the Advisor Class shares in payment for provisions of the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Prior to September 4, 2007, 0.25% of the fee charged pursuant to the Advisor
Class Plan was for a variety of shareholder services, including, but not limited to:

(a)  receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners of shares (including contract owners of insurance products that utilize the funds as underlying investment media) and placing purchase, exchange and redemption orders with the funds' distributor;

(b)  providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c)  processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses;

(d)  providing and maintaining elective services such as check writing and wire transfer services;

(e)  acting as shareholder of record and nominee for beneficial owners;

(f)  maintaining account records for shareholders and/or other beneficial owners;

(g)  issuing confirmations of transactions;

(h)  providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting;

(i)  preparing and forwarding shareholder communications from the funds
     (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners;

(j)  providing other similar administrative and sub-transfer agency services.

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63

Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.
During the fiscal year ended June 30, 2007, the aggregate amount of fees paid by the funds under the Advisor Class Plan for shareholder services was:

Disciplined Growth                     $1,256(1)
Equity Growth                        $567,351(1)
Global Gold                            $7,473(1)
Income & Growth                      $874,073(1)
Small Company                        $446,713(1)
Utilities                              $7,987(1)

(1)  JANUARY 1, 2007 THROUGH JUNE 30, 2007. THE FUND'S FISCAL YEAR END WAS
     CHANGED FROM DECEMBER 31 TO JUNE 30, RESULTING IN A SIX-MONTH ANNUAL
     REPORTING PERIOD.

During the fiscal year ended December 31, 2006, the aggregate amount of fees paid under the Advisor Class Plan for shareholder services was:

Disciplined Growth                       $1,408
Equity Growth                          $876,124
Global Gold                             $13,785
Income & Growth                      $1,735,600
Small Company                          $951,706
Utilities                               $12,835

Although these services are still being provided by the financial intermediaries, after September 4, 2007, they will be reimbursed by the funds'
advisor out of the unified management fee rather than out of a 12b-1 fee, as described above.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to:

(a)  paying sales commissions, ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to selling agreements;

(b)  compensating registered representatives or other employees of the distributor who engage in or support distribution of the funds' Advisor
     Class shares;

(c)  compensating and paying expenses (including overhead and telephone expenses) of the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective investors about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

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64

(m)  paying "service fees" for the provision of personal, continuing services to investors, as contemplated by the Conduct Rules of the FINRA;
     and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

During the fiscal year ended June 30, 2007, the aggregate amount of fees paid by the funds under the Advisor Class Plan for distribution services was:

Disciplined Growth                     $1,256(1)
Equity Growth                        $567,351(1)
Global Gold                            $7,473(1)
Income & Growth                      $874,073(1)
Small Company                        $446,713(1)
Utilities                              $7,987(1)

(1)  JANUARY 1, 2007 THROUGH JUNE 30, 2007. THE FUND'S FISCAL YEAR END WAS
     CHANGED FROM DECEMBER 31 TO JUNE 30, RESULTING IN A SIX-MONTH ANNUAL
     REPORTING PERIOD.

During the fiscal year ended December 31, 2006, the aggregate amount of fees paid under the Advisor Class Plan for distribution services was:

Disciplined Growth                       $1,408
Equity Growth                          $876,124
Global Gold                             $13,785
Income & Growth                      $1,735,600
Small Company                          $951,706
Utilities                               $12,835

Beginning on September 4, 2007, a portion of the 12b-1 fee will be paid to the distributor for certain individual shareholder services. These payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

As of September 4, 2007, the Advisor Classes of Disciplined Growth, Equity
Growth, Global Gold and Income & Growth were renamed A Class and became subject to the A Class Plan.

Sales Charges

The sales charges applicable to the A, B and C Classes of the funds are described in the prospectuses for those classes in the section titled INVESTING
THROUGH A FINANCIAL INTERMEDIARY. Shares of the A Class are subject to an initial sales charge, which declines as the amount of the purchase increases pursuant to the schedule set forth in the prospectus. This charge may be waived in the following situations:

*  Employer-sponsored retirement plan purchases

*  Certain individual retirement account rollovers

*  Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having sales agreements with the advisor or the distributor

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65

*  Wrap accounts maintained for clients of certain financial intermediaries who have entered into agreements with American Century Investments

*  Purchases by current and retired employees of American Century Investments and their immediate family members (spouses and children under age 21) and trusts or employer-sponsored retirement plans established by those persons

*  Purchases by certain other investors that American Century Investments deems appropriate, including but not limited to current or retired directors, trustees and officers of funds managed by the advisor and trusts and employer-sponsored retirement plans established by those persons

There are several ways to reduce the sales charges applicable to a purchase of A
Class shares. These methods are described in the relevant prospectuses. You or your financial advisor must indicate at the time of purchase that you intend to take advantage of one of these reductions.

Shares of the A, B and C Classes are subject to a contingent deferred sales charge (CDSC) upon redemption of the shares in certain circumstances. The specific charges and when they apply are described in the relevant prospectuses.
The CDSC may be waived for certain redemptions by some shareholders, as described in the prospectuses.

An investor may terminate his relationship with an intermediary at any time. If the investor does not establish a relationship with a new intermediary and transfer any accounts to that new intermediary, such accounts may be exchanged to the Investor Class of the fund, if such class is available. The investor will be the shareholder of record of such accounts. In this situation, any applicable
CDSCs will be charged when the exchange is made. Because Disciplined Growth
130/30 and Equity Growth 130/30 were not in operation as of their fiscal year end, no CDSC fees were paid for these funds.

The aggregate CDSCs paid to the distributor for the A Class shares in the fiscal year ended June 30, 2007, were:

Long-Short Equity                     $2,391(1)

(1)  JANUARY 1, 2007 THROUGH JUNE 30, 2007. THE FUND'S FISCAL YEAR END WAS
     CHANGED FROM DECEMBER 31 TO JUNE 30, RESULTING IN A SIX-MONTH ANNUAL
     REPORTING PERIOD.

The aggregate CDSCs paid to the distributor for the A Class shares in the fiscal year ended December 31, 2006, were:

Long-Short Equity                        $2,391

The aggregate CDSCs paid to the distributor for the B Class shares in the fiscal year ended June 30, 2007, were:

 Long-Short Equity                    $2,458(1)

(1)  JANUARY 1, 2007 THROUGH JUNE 30, 2007. THE FUND'S FISCAL YEAR END WAS
     CHANGED FROM DECEMBER 31 TO JUNE 30, RESULTING IN A SIX-MONTH ANNUAL
     REPORTING PERIOD.

No aggregate CDSCs were paid to the distributor for the B Class shares in the fiscal year ended December 31, 2006.

The aggregate CDSCs paid to the distributor for the C Class shares in the fiscal year ended June 30, 2007, were:

Equity Growth                        $ 1,926(1)
Income & Growth                         $601(1)
Long-Short Equity                     $4,222(1)

(1)  JANUARY 1, 2007 THROUGH JUNE 30, 2007. THE FUNDS' FISCAL YEAR END WAS
     CHANGED FROM DECEMBER 31 TO JUNE 30, RESULTING IN A SIX-MONTH ANNUAL
     REPORTING PERIOD.

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66

The aggregate CDSCs paid to the distributor for the C Class shares in the fiscal year ended December 31, 2006, were:

Equity Growth                            $3,451
Income & Growth                            $109
Long-Short Equity                        $2,159

Payments to Dealers

The funds' distributor expects to pay sales commissions to the financial intermediaries who sell A, B and/or C Class shares of the fund at the time of such sales. Payments for A Class shares are as follows:

PURCHASE AMOUNT                                                DEALER CONCESSION
--------------------------------------------------------------------------------
LESS THAN $50,000                                              5.00%
--------------------------------------------------------------------------------
$50,000 - $99,999                                              4.00%
--------------------------------------------------------------------------------
$100,000 - $249,999                                            3.25%
--------------------------------------------------------------------------------
$250,000 - $499,999                                            2.00%
--------------------------------------------------------------------------------
$500,000 - $999,999                                            1.75%
--------------------------------------------------------------------------------
$1,000,000 - $3,999,999                                        1.00%
--------------------------------------------------------------------------------
$4,000,000 - $9,999,999                                        0.50%
--------------------------------------------------------------------------------
GREATER THAN $10,000,000                                       0.25%
--------------------------------------------------------------------------------

No concession will be paid on purchases by employer-sponsored retirement plans.
Payments will equal 4.00% of the purchase price of B Class shares and 1.00% of the purchase price of the C Class shares sold by the intermediary. The distributor will retain the 12b-1 fee paid by the C Class of funds for the first
12 months after the shares are purchased. This fee is intended in part to permit the distributor to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. Beginning with the first day of the 13th month, the distributor will make the C Class distribution and individual shareholder services fee payments described above to the financial intermediaries involved on a quarterly basis. In addition, B and C Class purchases and A Class purchases greater than $1,000,000 are subject to a CDSC as described in the prospectuses.

From time to time, the distributor may provide additional concessions to dealers, including but not limited to payment assistance for conferences and seminars, provision of sales or training programs for dealer employees and/or the public (including, in some cases, payment for travel expenses for registered representatives and other dealer employees who participate), advertising and sales campaigns about a fund or funds, and assistance in financing dealer-sponsored events. Other payments may be offered as well, and all such payments will be consistent with applicable law, including the then-current rules of the Financial Industry Regulatory Authority. Such payments will not change the price paid by investors for shares of the funds.

BUYING AND SELLING FUND SHARES

Information about buying, selling, exchanging and, if applicable, converting fund shares is contained in the funds' prospectuses. The prospectuses are available to investors without charge and may be obtained by calling us.

Examples of employer-sponsored retirement plans include the following:

*  401(a) plans

*  pension plans

*  profit sharing plans

*  401(k) plans

*  money purchase plans

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67

*  target benefit plans

*  Taft-Hartley multi-employer pension plans

*  SERP and "Top Hat" plans

*  ERISA trusts

*  employee benefit plans and trusts

*  employer-sponsored health plans

*  457 plans

*  KEOGH plans

*  employer-sponsored 403(b) plans (including self-directed)

*  nonqualified deferred compensation plans

*  nonqualified excess benefit plans

*  nonqualified retirement plans

*  SIMPLE IRAs

*  SEP IRAs

*  SARSEP

Traditional and Roth IRAs are not considered employer-sponsored retirement plans. The following table indicates the types of shares that may be purchased through employer-sponsored retirement plans, Traditional IRAs and Roth IRAs.

                                                                  TRADITIONAL
                                          EMPLOYER-SPONSORED      AND
                                          RETIREMENT PLANS        ROTH IRAS
--------------------------------------------------------------------------------
A Class Shares may be                     Yes                     Yes
purchased at NAV(1)
--------------------------------------------------------------------------------
A Class shares may be purchased with      Yes, for plans          Yes
dealer concessions and sales charge       under $1 million
--------------------------------------------------------------------------------
B Class shares may be purchased(2)        No(3)                   Yes
--------------------------------------------------------------------------------
C Class shares may be purchased           Yes, for plans          Yes
with dealer concessions and CDSC(2)       under $1 million
--------------------------------------------------------------------------------
C Class shares may be purchased with      Yes                     No
no dealer concessions and CDSC(1) (2)
--------------------------------------------------------------------------------
Institutional Class shares                Yes                     Yes
may be purchased
--------------------------------------------------------------------------------
Investor Class shares may be purchased    Yes                     Yes
--------------------------------------------------------------------------------
Advisor Class shares may be purchased     Yes                     Yes
--------------------------------------------------------------------------------
R Class shares may be purchased           Yes                     No(4)
--------------------------------------------------------------------------------

(1)  REFER TO THE PROSPECTUS REGARDING SALES CHARGES AND CDSC WAIVERS.

(2)  REFER TO THE PROSPECTUS FOR MAXIMUM PURCHASE REQUIREMENTS.

(3)  SIMPLE IRA PLANS, SEP IRA PLANS AND SARSEP PLANS ESTABLISHED PRIOR TO
     AUGUST 1, 2006 MAY MAKE ADDITIONAL PURCHASES.

(4)  ACCOUNTS ESTABLISHED PRIOR TO AUGUST 1, 2006 MAY MAKE ADDITIONAL
     PURCHASES.

VALUATION OF A FUND'S SECURITIES

All classes of the funds except the A Class are offered at their net asset value, as described below. The A Class of the funds are offered at their public offering price, which is the net asset value plus the appropriate sales charge.
This calculation may be expressed as a formula:

Offering Price = Net Asset Value/(1 - Sales Charge as a % of Offering Price)

For example, if the net asset value of a fund's A Class shares is $5.00, the public offering price would be $5.00/(1-5.75%) = $5.31.

Each fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the NYSE) each day the NYSE is open for business. The NYSE usually closes at 4 p.m. Eastern time. The NYSE typically observes the following holidays: New Year's Day, Martin Luther King Jr. Day,
Presidents'

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68

Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day
and Christmas Day. Although the funds expect the same holidays to be observed in the future, the NYSE may modify its holiday schedule at any time.

Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

The portfolio securities of each fund that are listed or traded on a domestic securities exchange are valued at the last sale price on that exchange, except as otherwise noted. Portfolio securities primarily traded on foreign securities exchanges generally are valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, the last sale price or the official closing price. When market quotations are not readily available, securities and other assets are valued as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services for these types of securities are generally determined without regard to bid or last sale prices. In valuing securities, the pricing services generally take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed by the advisor under the general supervision of the Board of Directors. There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the advisor, based on guidelines and procedures established by the Board of Directors for determining the valuation of a security, determines that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith using methods approved by the
Board of Directors.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the NYSE, if that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the NYSE is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued as determined in accordance with procedures adopted by the Board of Directors.

Trading of these securities in foreign markets may not take place on every day that the NYSE is open. In addition, trading may take place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the NYSE is not open and on which the funds' net asset values are not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of the funds' portfolios may be affected on days when shares of the funds may not be purchased or redeemed.

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69

TAXES

FEDERAL INCOME TAXES

Each fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund should be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to investors. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to investors and eliminating investors' ability to treat distributions from the funds in the same manner in which they were realized by the funds.

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of a fund, in which case such distributions are taxed as long-term capital gains. Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period. The required holding period for qualified dividend income is met if the underlying shares are held more than 60 days in the 121-day period beginning 60 days prior to the ex-dividend date. Dividends received by the funds on shares of stock of domestic corporations may qualify for the 70%
dividends received deduction to the extent that the fund held those shares for more than 45 days.

Distributions from gains on assets held by the funds longer than 12 months are taxable as long-term gains regardless of the length of time you have held your shares in the fund. If you purchase shares in the fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividends you received on those shares.

Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. However, tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident investors. Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

If more than 50% of the value of a fund's total assets at the end of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you. In order for you to utilize the foreign tax credit, you must have held your shares for 16 days or more during the 31-day period, beginning 15 days prior to the ex-dividend date for the mutual fund shares. The mutual fund must meet a similar holding period requirement with respect to foreign securities to which a dividend is attributable. Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

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70

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings will be deemed ordinary income regardless of how long the fund holds the investment. The fund also may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute them to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.

As of June 30, 2007, the funds in the table below had the following capital loss carryovers, which expire in the years and amounts listed. When a fund has a capital loss carryover, it does not make capital gains distributions until the loss has been offset or expired. Because Disciplined Growth 130/30 and Equity
Growth 130/30 were not in operation as of June 30, 2007, they are not included in the table below.

FUND            2008          2009           2010          2011           2014        2015
---------------------------------------------------------------------------------------------------
Disciplined     -             -              -             -              -           -
Growth
---------------------------------------------------------------------------------------------------
Equity          -             -              -             -              -           -
Growth
---------------------------------------------------------------------------------------------------
Global Gold     ($5,035,285)  ($20,993,041)  ($5,359,777)  -              -           -
---------------------------------------------------------------------------------------------------
Income &        -             -              -             -              -           -
Growth
---------------------------------------------------------------------------------------------------
International   -             -              -             -              -           -
Core
Equity
---------------------------------------------------------------------------------------------------
Long-Short      -             -              -             -              ($726,362)  ($11,723,614)
Equity
---------------------------------------------------------------------------------------------------
NT Equity       -             -              -             -              -           -
Growth
---------------------------------------------------------------------------------------------------
NT Small        -             -              -             -              ($652,509)  -
Company
---------------------------------------------------------------------------------------------------
Small           -             -              -             -              -           -
Company
---------------------------------------------------------------------------------------------------
Utilities       -             -              ($7,576,037)  ($6,457,505)   -           -
---------------------------------------------------------------------------------------------------

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century Investments or your financial intermediary is required by federal law to withhold and remit to the IRS the applicable federal withholding rate of reportable payments (which may include dividends, capital gains distributions and redemption proceeds). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your account application. Payments reported by us to the IRS that omit your Social Security number or tax identification number will subject us to a non-refundable penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed.

A redemption of shares of a fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

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71

STATE AND LOCAL TAXES

Distributions by the funds also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on
U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your state.

FINANCIAL STATEMENTS

The  financial  statements  have been  audited  by  PricewaterhouseCoopers  LLP, independent registered public accounting firm. The funds' Reports of Independent
Registered  Public  Accounting  Firm, the financial  statements  included in the funds' annual  reports for the fiscal period ended June 30, 2007, and the funds'
financial   statements  for  the  six-month   period  ended  December  31,  2007
(unaudited) are incorporated herein by reference.  The financial  statements for the period ended  December  31,  2007,  include all  adjustments  that  American
Century  Investments  considers  necessary  for  a  fair  presentation  of  such information. All such adjustments are of a normal recurring nature.

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72

NOTES

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73

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS.

Annual and Semiannual Reports

The annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

You can receive a free copy of the annual and semiannual reports, and ask any questions about the funds, online at americancentury.com, by contacting American
Century Investments at the addresses or telephone numbers listed below or by contacting your financial intermediary.

If you own or are considering purchasing fund shares through

*  an employer-sponsored retirement plan

*  a bank

*  a broker-dealer

*  an insurance company

*  another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Securities and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON            SEC Public Reference Room
                     Washington, D.C.
                     Call 202-942-8090 for location and hours.

ON THE INTERNET      * EDGAR database at sec.gov
                     * By email request at publicinfo@sec.gov

BY MAIL              SEC Public Reference Section
                     Washington, D.C. 20549-6009

Investment Company Act File No. 811-5447

AMERICAN CENTURY INVESTMENTS
americancentury.com
                                   Banks and Trust Companies, Broker-Dealers,
Self-Directed Retail Investors     Financial Professionals, Insurance Companies
P.O. Box 419200                    P.O. Box 419786
Kansas City, Missouri 64141-6200   Kansas City, Missouri 64141-6786
1-800-345-2021 or 816-531-5575     1-800-345-6488

SH-SAI-58705 0804

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.

PART C   OTHER INFORMATION

Item 23.   Exhibits

     (a)  (1) Articles of Incorporation of American Century  Quantitative Equity
Funds,  Inc.,  dated  February  26, 2004 (filed  electronically  as Exhibit a to
Post-Effective  Amendment No. 34 to the Registration Statement of the Registrant
on March 1, 2004, File No. 33-19589, and incorporated herein by reference).

          (2) Articles  Supplementary  of American Century  Quantitative  Equity
Funds,  Inc.,  dated  April 22,  2004  (filed  electronically  as  Exhibit a2 to
Post-Effective  Amendment No. 35 to the Registration Statement of the Registrant
on April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (3) Articles  Supplementary  of American Century  Quantitative  Equity
Funds,  Inc.,  dated  May  4,  2004  (filed  electronically  as  Exhibit  a3  to
Post-Effective  Amendment No. 38 to the Registration Statement of the Registrant
on February 17, 2005, File No. 33-19589, and incorporated herein by reference).

          (4) Articles  Supplementary  of American Century  Quantitative  Equity
Funds,  Inc.,  dated  August 29,  2005  (filed  electronically  as Exhibit a4 to
Post-Effective  Amendment No. 41 to the Registration Statement of the Registrant
on September 29, 2005, File No. 33-19589, and incorporated herein by reference).

          (5) Articles  Supplementary  of American Century  Quantitative  Equity
Funds,  Inc.,  dated  March 15,  2006  (filed  electronically  as  Exhibit a5 to
Post-Effective  Amendment No. 44 to the Registration Statement of the Registrant
on April 28, 2006, File No. 33-19589, and incorporated herein by reference).

          (6) Articles  Supplementary  of American Century  Quantitative  Equity
Funds,  Inc.,  dated  August 25,  2006  (filed  electronically  as Exhibit a6 to
Post-Effective  Amendment No. 45 to the Registration Statement of the Registrant
on September 8, 2006, File No. 33-19589, and incorporated herein by reference).

          (7) Certificate of Correction of American Century  Quantitative Equity
Funds,  Inc.,  dated  October 19, 2006  (filed  electronically  as Exhibit a7 to
Post-Effective  Amendment No. 46 to the Registration Statement of the Registrant
on November 29, 2006, File No. 33-19589, and incorporated herein by reference).

          (8) Certificate of Correction of American Century  Quantitative Equity
Funds,  Inc., dated November 10, 2006 (filed  electronically  as Exhibit 1(h) to the Registration  Statement on Form N-14 of the Registrant on February 27, 2007,
File No. 333-140913, and incorporated herein by reference).

          (9) Articles  Supplementary  of American Century  Quantitative  Equity
Funds,  Inc.,  dated  April 9,  2007  (filed  electronically  as  Exhibit  a8 to
Post-Effective  Amendment No. 47 to the Registration Statement of the Registrant
on April 30, 2007, File No. 33-19589, and incorporated herein by reference).

          (10)  Articles of Amendment of American  Century  Quantitative  Equity
Funds,  Inc.,  dated  August 29,  2007  (filed  electronically  as Exhibit a9 to
Post-Effective  Amendment No. 49 to the Registration Statement of the Registrant
on September 27, 2007, File No. 33-19589, and incorporated herein by reference).

          (11) Articles  Supplementary of American Century  Quantitative  Equity
Funds,  Inc., dated September 10, 2007 (filed  electronically  as Exhibit a10 to
Post-Effective  Amendment No. 49 to the Registration Statement of the Registrant
on September 27, 2007, File No. 33-19589, and incorporated herein by reference).

          (12)  Articles of Amendment of American  Century  Quantitative  Equity
Funds,  Inc.,  dated November 27, 2007 (filed  electronically  as Exhibit a12 to
Post-Effective  Amendment No. 50 to the Registration Statement of the Registrant
on January 31, 2008, File No. 33-19589, and incorporated herein by reference).

          (13) Articles  Supplementary of American Century  Quantitative  Equity
Funds,  Inc.,  dated November 27, 2007 (filed  electronically  as Exhibit a13 to
Post-Effective  Amendment No. 50 to the Registration Statement of the Registrant
on January 31, 2008, File No. 33-19589, and incorporated herein by reference).

     (b)  Amended  and   Restated   Bylaws,   dated   December  7,  2007  (filed
electronically  as  Exhibit  b  to  Post-Effective   Amendment  No.  50  to  the
Registration Statement of the Registrant on January 31, 2008, File No. 33-19589,
and incorporated herein by reference).

     (c) Registrant hereby incorporates by reference,  as though set forth fully herein,  the Fifth and  Seventh  declarations  of the  Registrant's  Articles of
Incorporation,  appearing as Exhibit (a)(1) herein, and Sections 3 through 11 of the Registrant's Bylaws, appearing as Exhibit (b) herein.

     (d)  (1) Management Agreement with American Century Investment  Management,
Inc., dated August 1, 2007 (filed electronically as Exhibit d1 to Post-Effective
Amendment No. 49 to the  Registration  Statement of the  Registrant on September
27, 2007, File No. 33-19589, and incorporated herein by reference).

          (2) Management Agreement with American Century Investment  Management,
Inc., dated November 29, 2006, is included herein.

          (3) Management Agreement with American Century Investment  Management,
Inc., dated April 29, 2008, is included herein.

      (e) (1) Amended and Restated Distribution  Agreement with American Century
Investment Services, Inc., dated April 29, 2008, is included herein.

          (2) Form of Dealer/Agency  Agreement (filed  electronically as Exhibit
e2 to Post-Effective  Amendment No. 25 to the Registration Statement of American
Century  International  Bond Funds on April 30,  2007,  File No.  33-43321,  and
incorporated herein by reference).

     (f)  Not Applicable.

     (g)  (1) Master  Agreement with Commerce Bank, N.A., dated January 22, 1997
(filed  electronically as Exhibit b8e to Post-Effective  Amendment No. 76 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 28,
1997, File No. 2-14213, and incorporated herein by reference).

          (2) Global Custody  Agreement  with The Chase  Manhattan  Bank,  dated
August 9, 1996 (filed  electronically as Exhibit b8 to Post-Effective  Amendment
No. 31 to the Registration Statement of American Century Government Income Trust
on February 7, 1997, File No. 2-99222, and incorporated herein by reference).

          (3) Amendment to the Global Custody Agreement with The Chase Manhattan
Bank,   dated  December  9,  2000  (filed   electronically   as  Exhibit  g2  to
Pre-Effective  Amendment No. 2 to the Registration Statement of American Century
Variable  Portfolios  II,  Inc.  on  January 9, 2001,  File No.  333-46922,  and
incorporated herein by reference).

          (4)  Amendment  No. 2 to the Global  Custody  Agreement  with JPMorgan
Chase  Bank,  dated  May  1,  2004  (filed   electronically  as  Exhibit  g4  to
Post-Effective  Amendment No. 35 to the Registration Statement of the Registrant
on April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (5) Chase Manhattan Bank Custody Fee Schedule,  dated October 19, 2000
(filed  electronically as Exhibit g5 to  Post-Effective  Amendment No. 35 to the
Registration  Statement of the Registrant on April 29, 2004, File No.  33-19589,
and incorporated herein by reference).

          (6) Amendment No. 3 to the Global Custody  Agreement  between American
Century Investments and the JPMorgan Chase Bank, dated as of May 31, 2006 (filed
electronically   as  Exhibit  g6  to  Pre-Effective   Amendment  No.  1  to  the
Registration  Statement of American Century Growth Funds,  Inc. on May 30, 2006,
File No. 333-132114, and incorporated herein by reference).

          (7) Special Custody and Pledge Agreement with Goldman, Sachs & Co. and
State  Street  Bank  and  Trust  Company,   dated  September  29,  2005,  (filed
electronically  as  Exhibit  g6  to  Post-Effective  Amendment  No.  41  to  the
Registration  Statement  of the  Registrant  on  September  29,  2005,  File No.
33-19589, and incorporated herein by reference).

          (8) Custodian and  Investment  Accounting  Agreement with State Street
Bank and Trust Company,  dated May 27, 2005 (filed  electronically as Exhibit g6 to  Post-Effective  Amendment No. 27 to the  Registration  Statement of American
Century  Investment Trust on May 27, 2005, File No.  33-65170,  and incorporated herein by reference).

          (9) Amendment No. 1 to Custodian and Investment  Accounting  Agreement
with State Street Bank and Trust  Company,  effective  September 30, 2005 (filed electronically  as  Exhibit  g8  to  Post-Effective  Amendment  No.  41  to  the
Registration  Statement  of the  Registrant  on  September  29,  2005,  File No.
33-19589, and incorporated herein by reference).

          (10) Amendment No. 2 to Custodian and Investment  Accounting Agreement
with State  Street  Bank and Trust  Company,  effective  March 31,  2006  (filed electronically  as  Exhibit  g9  to  Post-Effective  Amendment  No.  32  to  the
Registration  Statement of American Century  Investment Trust on March 31, 2006,
File No. 33-65170, and incorporated herein by reference).

          (11) Registered  Investment  Company  Custody  Agreement with Goldman,
Sachs & Co.,  dated  February  6, 2006 (filed  electronically  as Exhibit g10 to
Post-Effective  Amendment No. 44 to the Registration Statement of the Registrant
on April 28, 2006, File No. 33-19589, and incorporated herein by reference).

          (12) Amendment to Futures and Options Account Agreement and Registered
Investment  Company Custody Agreement with Goldman,  Sachs & Co.,  effective May
12, 2006 (filed electronically as Exhibit g11 to Post-Effective Amendment No. 44
to the  Registration  Statement of the  Registrant  on April 28, 2006,  File No.
33-19589, and incorporated herein by reference).

          (13) Amendment to Futures and Options Account Agreement and Registered
Investment  Company  Custody  Agreement  with  Goldman,  Sachs & Co.,  effective
November  30,  2006  (filed  electronically  as  Exhibit  g13 to  Post-Effective
Amendment No. 46 to the Registration Statement of the Registrant on November 29,
2006, File No. 33-19589, and incorporated herein by reference).

          (14) Special Custody and Pledge  Agreement with Goldman,  Sachs & Co.,
JPMorgan Chase Bank, N.A.,  American  Century  Investment  Management,  Inc. and
American  Century  Quantitative  Equity  Funds,  Inc.,  dated April 24, 2008, is included herein.

     (h)  (1) Amended and Restated  Transfer Agency  Agreement  between American
Century  Quantitative  Equity Funds,  Inc. and American Century  Services,  LLC,
dated  August 1, 2007  (filed  electronically  as Exhibit  h1 to  Post-Effective
Amendment No. 49 to the  Registration  Statement of the  Registrant on September
27, 2007, File No. 33-19589, and incorporated herein by reference).

          (2) American  Century Funds Credit  Agreement  dated December 12, 2007 with Bank of America,  N.A., as  Administrative  Agent (filed  electronically as
Exhibit h2 to Post-Effective  Amendment No. 43 to the Registration  Statement of
American Century  California  Tax-Free and Municipal Funds on December 28, 2007,
File No. 2-82734, and incorporated herein by reference).

          (3)  Customer   Identification   Program  Reliance   Agreement  (filed
electronically   as  Exhibit  h2  to  Pre-Effective   Amendment  No.  1  to  the
Registration  Statement of American Century Growth Funds,  Inc. on May 30, 2006,
File No. 333-132114, and incorporated herein by reference).

     (i)  Opinion and Consent of  Counsel,  dated  April 29,  2008,  is included herein.

     (j)  Consent  of   PricewaterhouseCoopers   LLP,   independent   registered
accounting firm, dated April 23, 2008, is included herein.

     (k)  Not Applicable.

     (l)  Not Applicable.

     (m)   1) Master  Distribution  and  Individual  Shareholder  Services  Plan
(Advisor Class), dated January 1, 2008, is included herein.

          (2) Master  Distribution and Individual  Shareholder  Services Plan (C
Class), dated April 29, 2008, is included herein.

          (3) Master  Distribution and Individual  Shareholder  Services Plan (R
Class), dated April 29, 2008, is included herein.

          (4) Master  Distribution and Individual  Shareholder  Services Plan (A
Class), dated April 29, 2008, is included herein.

          (5) Master  Distribution and Individual  Shareholder  Services Plan (B
Class), dated April 29, 2008, is included herein.

     (n) Amended and Restated  Multiple  Class Plan,  dated April 29,  2008,  is included herein.

     (o)  Reserved.

     (p)  (1) American Century Investments Code of Ethics (filed  electronically as Exhibit p1 to Post-Effective  Amendment No. 41 to the Registration  Statement
of American  Century  California  Tax-Free and  Municipal  Funds on December 28,
2006, File No. 2-82734, and incorporated herein by reference).

          (2) Independent  Directors'  Code of Ethics amended  February 28, 2000
(filed  electronically as Exhibit p2 to  Post-Effective  Amendment No. 40 to the
Registration  Statement of American Century Target  Maturities Trust on November
30, 2004, File No. 2-94608, and incorporated herein by reference).

     (q)  (1) Power of Attorney,  dated March 12, 2008 (filed  electronically as
Exhibit q1 to Post-Effective  Amendment No. 12 to the Registration  Statement of
American  Century  Variable  Portfolios  II,  Inc. on April 11,  2008,  File No.
333-46922, and incorporated herein by reference).

          (2)   Secretary's   Certificate,   dated   March   13,   2008   (filed
electronically  as  Exhibit  q2  to  Post-Effective  Amendment  No.  12  to  the
Registration Statement of American Century Variable Portfolios II, Inc. on April
11, 2008, File No. 333-46922, and incorporated herein by reference).

Item 24. Persons Controlled by or Under Common Control with Registrant

     The persons who serve as the trustees or directors of the  Registrant  also
serve,  in  substantially   identical   capacities,   the  following  investment
companies:

American Century California Tax-Free and Municipal Funds
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Quantitative Equity Funds, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios II, Inc.

     Because  the boards of each of the  above-named  investment  companies  are identical, these companies may be deemed to be under common control.

Item 25. Indemnification

     The  Registrant  is  a  Maryland   corporation.   Under  Maryland   General
Corporation   Law,  a  corporation  is  permitted  to  indemnify  its  officers, directors, employees and agents to the extent provided in applicable statutes.

     Article  Ninth of  Registrant's  Articles  of  Incorporation  requires  the indemnification  of the  Registrant's  directors and officers to the full extent permitted by Maryland  General  Corporation  Law, the Investment  Company Act of
1940 and all other applicable laws.

     The Registrant has purchased an insurance  policy insuring its officers and directors  against  certain  liabilities  which such  officers and directors may incur  while  acting  in such  capacities  and  providing  reimbursement  to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of  indemnification  against such  liabilities,  subject in either case to clauses respecting deductibility and participation.

Item 26. Business and Other Connections of Investment Advisor

     In addition to serving as the  Registrant's  investment  advisor,  American
Century Investment  Management,  Inc. provides portfolio management services for other  investment  companies  as well as for other  business  and  institutional clients.  Business backgrounds of the directors and principal executive officers of the advisor that also hold  positions  with the Registrant are included under
"Management"  in the  Statement  of  Additional  Information  included  in  this registration statement. The remaining principal executive officers and directors of the advisor and their  principal  occupations  during the past 2 fiscal years are as follows:

          James E. Stowers, Jr. (Director).  Founder, Co-Chairman,  Director and
          Controlling  Shareholder,  American  Century  Companies,  Inc.  (ACC);
          Co-Vice Chairman,  ACC (January  2005-February  2007),  Chairman,  ACC
          (January 1995 to December  2004);  Director,  American  Century Global
          Investment  Management,  Inc. (ACGIM),  American Century Services, LLC
          (ACS), American Century Investment Services, Inc. (ACIS) and other ACC
          subsidiaries,   as  well  as  a  number  of  American  Century-advised
          investment companies.

          Enrique Chang (President, Chief Executive Officer and Chief Investment
          Officer of ACIM and ACGIM).  Served as President  and Chief  Executive
          Officer, Munder Capital Management, 2002 to 2006.

     The principal address for all American Century entities other than ACGIM is
4500 Main Street,  Kansas City, MO 64111. The principal address for ACGIM is 666
Third Avenue, 23rd Floor, New York, NY 10017.

Item 27. Principal Underwriters

I.   (a) American  Century  Investment  Services,  Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century Growth Funds, Inc.
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is  registered  with  the  Securities  and  Exchange  Commission  as a broker-dealer and is a member of the Financial  Industry  Regulatory  Authority.
ACIS is located at 4500 Main Street,  Kansas  City,  Missouri  64111.  ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b)  The  following  is a list of the  directors,  executive  officers  and partners of ACIS:

Name and Principal         Positions and Offices          Positions and Offices
Business Address*          with Underwriter               with Registrant
--------------------------------------------------------------------------------

James E. Stowers, Jr.     Director                        none

Jonathan S. Thomas        Director                        President and
                                                          Director

Brian Jeter               President and Chief             none
                          Executive Officer

Jon W. Zindel             Senior Vice President           Tax Officer
                          and Chief Accounting Officer

David K. Anderson         Chief Financial Officer         none

Mark Killen               Senior Vice President           none

David Larrabee            Senior Vice President           none

Barry Mayhew              Senior Vice President           none

Joseph S. Reece           Chief Compliance Officer        none

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c)  Not applicable.

Item 28. Location of Accounts and Records

     All  accounts,  books and other  documents  required  to be  maintained  by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder,  are in the possession of American Century  Investment  Management,  Inc., 4500 Main Street,
Kansas  City,  MO 64111  and 1665  Charleston  Road,  Mountain  View,  CA 94043;
American  Century Global  Investment  Management,  Inc., 666 Third Avenue,  23rd
Floor,  New York, NY 10017;  American Century  Services,  LLC, 4500 Main Street,
Kansas City, MO 64111;  JPMorgan Chase Bank, 4 Metro Tech Center,  Brooklyn,  NY
11245;  Commerce Bank,  N.A., 1000 Walnut,  Kansas City, MO 64105;  State Street
Bank and Trust Company, One Lincoln Street, Boston, MA 02111; and Goldman, Sachs
& Co., 85 Broad Street, New York, NY 10004.

Item 29. Management Services - Not  Applicable

Item 30. Undertakings - Not  Applicable

                                   SIGNATURES

     Pursuant  to the  requirements  of the  Securities  Act and the  Investment
Company  Act  of  1940,  the  Registrant  certifies  that  it  meets  all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this amendment to be signed on its behalf by the  undersigned,  duly authorized,  in the City of Kansas  City,  State of  Missouri on the 29th day of
April, 2008.

                           AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
                           (Registrant)

                           By:  *
                                ---------------------------------
                                Jonathan S. Thomas
                                President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration  Statement amendment has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                           TITLE                        DATE
---------                           -----                        ----

*                                 President
                                  and Director               April 29, 2008
-------------------------
Jonathan S. Thomas

*                                 Vice President,            April 29, 2008
-------------------------         Treasurer and Chief
Robert J. Leach                   Financial Officer

*                                 Director                   April 29, 2008
-------------------------
John Freidenrich

*                                 Chairman of the Board      April 29, 2008
-------------------------         and Director
Ronald J. Gilson

*                                 Director                   April 29, 2008
-------------------------
Frederick L.A. Grauer

*                                 Director                   April 29, 2008
-------------------------
Peter F. Pervere

*                                 Director                   April 29, 2008
-------------------------
Myron S. Scholes

*                                 Director                   April 29, 2008
-------------------------
John B. Shoven

*                                 Director                   April 29, 2008
-------------------------
Jeanne D. Wohlers

*By:  /s/ Ryan L. Blaine
      ---------------------------------------
      Ryan L. Blaine
      Attorney-in-Fact
      (pursuant to Power of Attorney
      dated March 12, 2008)

                                  EXHIBIT INDEX

EXHIBIT             DESCRIPTION OF DOCUMENT
NUMBER

EXHIBIT (d)(2)      Management   Agreement  with  American  Century   Investment
                    Management, Inc., dated November 29. 2006.

EXHIBIT (d)(3)      Management   Agreement  with  American  Century   Investment
                    Management, Inc., dated April 29, 2008.

EXHIBIT (e)(1)      Amended and Restated  Distribution  Agreement  with American
                    Century Investment Services, Inc., dated April 29, 2008.

EXHIBIT (g)(14)     Special Custody and Pledge  Agreement with Goldman,  Sachs &
                    Co., JPMorgan Chase Bank, N.A.,  American Century Investment
                    Management,  Inc. and American Century  Quantitative  Equity
                    Funds, Inc., dated April 24, 2008.

EXHIBIT (i)         Opinion and Consent of Counsel, dated April 29, 2008.

EXHIBIT (j)         Consent   of    PricewaterhouseCoopers    LLP,   independent
                    registered accounting firm, dated April 23, 2008.

EXHIBIT (m)(1)      Master Distribution and Individual Shareholder Services Plan
                    (Advisor Class), dated January 1, 2008.

EXHIBIT (m)(2)      Master Distribution and Individual Shareholder Services Plan
                    (C Class), dated April 29, 2008.

EXHIBIT (m)(3)      Master Distribution and Individual Shareholder Services Plan
                    (R Class), dated April 29, 2008.

EXHIBIT (m)(4)      Master Distribution and Individual Shareholder Services Plan
                    (A Class), dated April 29, 2008.

EXHIBIT (m)(5)      Master Distribution and Individual Shareholder Services Plan
                    (B Class), dated April 29, 2008.

EXHIBIT (n)         Amended and Restated  Multiple  Class Plan,  dated April 29,
                    2008.